UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-214

SENTINEL GROUP FUNDS, INC.

National Life Drive, Montpelier, Vermont 05604

Sentinel Asset Management, Inc.

National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code:

(802)229-3113

Date of fiscal year end: November 30, 2011

Date of reporting period: December 1,2010 to May 31, 2011

Semi-Annual Report & Privacy Notice To Our Customers

May 31, 2011

Sentinel International Equity Fund

Sentinel Georgia Municipal Bond Fund
Sentinel Government Securities Fund
Sentinel Short Maturity Government Fund
Sentinel Total Return Bond Fund

Sentinel Investments®

Table of Contents

4	Message to Shareholders
6	Understanding your Financial Statements
7	Sentinel Balanced Fund
10	Sentinel Capital Growth Fund
12	Sentinel Common Stock Fund
14	Sentinel Conservative Strategies Fund
18	Sentinel Georgia Municipal Bond Fund
19	Sentinel Government Securities Fund
21	Sentinel Growth Leaders Fund
22	Sentinel International Equity Fund
24	Sentinel Mid Cap Fund
26	Sentinel Mid Cap Value Fund
27	Sentinel Short Maturity Government Fund
31	Sentinel Small Company Fund
33	Sentinel Sustainable Core Opportunities Fund
35	Sentinel Sustainable Growth Opportunities Fund
37	Sentinel Total Return Bond Fund
39	Statement of Assets and Liabilities
42	Statement of Operations
46	Statement of Changes in Net Assets
52	Financial Highlights
65	Notes to Financial Statements
77	Actual and Hypothetical Expenses for Comparison Purposes
78	Expenses
80	Directors & Officers
83	Privacy Notice To Our Customers

Market Insights

April 26, 2011

Time Succeeds
When trillions of dollars are wiped from the world economy, stock markets halve and housing falls to one quarter of its peak, no normal recovery can take place. It is a mistake to point to unconventional monetary or loose fiscal policy as inadequate or look to them as agents for recovery. Neither can repair the self-inflicted damage of the private sector. That is why the current debate over Fed policy and government budgets is so tiresome.
We see the economy in a quite different light, where the big issues of output, inflation and employment will take many years to correct.

Investment returns so far this year show only punctuated gains, like a rock climber losing a finger-grip hold on every other pull. Stocks have gained over 6% but are flat from the February peaks; government bonds are flat year to date but up 2% from their lows. Make no mistake, this is the pattern for now and as long as we can see ahead. Since the beginning of 2009, we have seen seven distinct phases of the S&P1, the dollar and GT10s gain and lose over 15%.
Welcome to the era of volatility, switchbacks and high sides[2].

But therein lies opportunity to make money and we remain excited about what’s to come.
Let’s look at economic health first and move to capital markets.

The three big questions for the US economy are: can we sustain manufacturing output?
is inflation a concern? and will employment recover?

1. Output: We have had a manufacturing and production based recovery. This is unlike past consumer led recoveries that tend to suck in imports and create inflationary pressures. The numbers that matter are PMI and ISM surveys and their associated regional Fed indicators
(we especially follow the Empire, Philly and Richmond measures). They matter because they capture real and expected economic activity, inventories, orders and employment. And while manufacturing is only about 15% of US GNP, it has a valuable multiplier effect. All started the year well but recently lost momentum. The headwinds are oil, at over $110 bbl,
Europe and post-tsunami Japan. These probably won’t last. Companies in these sectors are showing healthy utilization rates, strong balance sheets and benefit from a lower dollar.
The trend remains healthy.

2. Inflation: The hawks are in their element, pointing to every micro tick in the CPI components and extrapolating every commodity nuance into a broad inflation run. They make two elementary mistakes: one, the feed through fallacy and two, the drivers of institutional inflation. On the first, a rise in oil and gasoline tends to subdue activity and prices. It is a tax for consumers. And as with any tax, it leaves less disposable income for other items.
Less money chasing the same goods is not inflationary. Second, the ingredients for full-on inflation are rises in broad money (with unchanged velocity or GDP/M2), wage push, labor costs and fast rising nominal GNP. None exists. That’s why inflation is lower now than at any time during the “Great Moderation” and likely to remain so.

3. Employment: The one stubborn statistic for the dual-mandated Fed. Lately, the labor market seems to be joining in the recovery. There were 230,000 new jobs created in March and the unemployment rate edged down to 8.8%. This is coming from real expansion, not just a fall in the participation rate. It’s also a cyclical challenge, not a structural issue.
This means it will repair slowly, will keep consumer activity subdued and so underpin low interest rates. Employment will continue to gain this year.
And good news elsewhere
European and Asian economies are in very different, but quite good, places. Europe is on a twin track: good performance from the old deutschemark core economies and mundane from everyone else. The former maintain strong exports, manufacturing and competitive wages. The latter are peripherals teetering on the edge of insolvency. Expectations from them are low and they are likely to meet them. The ECB rate hike was a response to Germany’s super strong growth, not the region’s 1.2% anemia. Total area output is 3% below its peak.
The US is the same amount above. On balance, the worry from Europe is on the downside and its ability to contaminate the banking system.

Christian W. Thwaites

President and Chief Executive Officer

Sentinel Asset Management, Inc.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and is available from your financial advisor or www.sentinelinvestments.com. Please read the prospectus carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.233.4332, www.sentinelinvestments.com.

In Asia, only China matters. Its move to prudent tightening, well in advance of credit and broad price inflation, has been positive. The cycle may not be over quite yet as Chinese nominal GNP was in excess of 18% in Q1. China’s challenge remains moving from a capital/ infrastructure economy to one where consumers drive the way to broader, higher living standards. This is underway and will remain a theme for years. In the meantime, China’s FX accumulation continues at $50bn a month with total reserves of over $3 trillion. The obvious solution to solve Chinese excess saving, inflation and slow growth is to allow renmimbi appreciation. The authorities have long resisted the pressure but this seems to be waning. Expect some gradual appreciation...faster than the 4% since last June.

What this means for capital markets

Bonds

There are two camps: one states that the end of QE2 will lead to an inevitable climb in yield. It rests on a simple supply/demand equation that supported Fed buying will disappear and unremitting supply must lead to a price drop. The second, (yes, us) that other buyers will step into the breach and that credit demand, which ultimately drives rates, is very benign.

The Fed has deliberated the end of QE2 thoughtfully. It’s very likely that they will i) end the $600bn buying program ii) continue reinvestment of MBS and Treasury maturities and coupons iii) start to neutralize excess bank reserves iv) drain excess reserves v) increase rates paid on reserves and vi) initiate a hike in the Fed Funds rate. And they will take from now to 2013 to do it making their intent and language very evident along the way. This gives the market plenty of time to react and position. Meanwhile household and foreign buyers of Treasuries, sidelined for the last few quarters, will return. Private sector household purchases of Treasuries averaged $70bn per quarter until QE2 when it dropped to $9bn. That demand will return. And institutional demand from liability matching pension and insurance funds to sovereign wealth accumulation, remain as high as we can recall. So expect rates to move around 3.2% to 3.8% for the foreseeable future and take the trading opportunities around that range.

Equities

Energy has done most of the running in the US equity market this year. Excluding energy, the market’s 6% return is almost halved. This is a welcome breather. We have seen companies with quality measures like balance sheet strength, top line growth and higher ROEs outperform those with momentum, bid premiums and high PEs. For the next few months, there are four issues: 1. The end of QE2: Risk assets benefit from QE. It diverts flow from lower yielding risk-free assets into the risk pool investments. Stocks rise. And the Fed has been clear about the benefits of the wealth effect. But short of any change in Fed rhetoric, QE2 is not a negative for the market and so we do not expect much turbulence.

2. Earnings season: The year over year comparisons are tougher. Corporate earnings and margins are at peak levels and all with 8m fewer people employed. The market will look for top line growth on the assumption that productivity gains will ebb. Sales growth looks to be around 8% compared to 14% last year. The good news is that this is a very solid profit recovery from the corporate sector.

And it’s without recourse to leverage, real price increases or extended capacity utilization. This supports the medium term.

3. Valuations: The S&P still yields a little less than 2%, well ahead of two-year government rates and with dividend growth of 9%. The long-term numbers are very important: dividends have been 45% of returns for the last 80 years, 20% for the last two decades and 13% for the last two years. We prefer real cash dividends to dilatory buy backs and obtuse reinvestment programs. They’re making a come back in investing and look attractive in a market trading at roughly 12.3 times earnings.

4. Animal spirits: M&A activity has picked up. Not just the headline mergers but the more important restacking of corporate assets, bolt-ons and portfolio clean up. Companies are casting a steely eye on deals and committed to fast accretion. So far, they have not disappointed.

Markets should gain from reduced concerns about inflation. Valuations here and overseas provide some strong downside buffer. Intra and inter market correlations will remain high which presses for nimble and active allocation. Please don’t buy and hold.

So putting it all together

1. Bonds remain an attractive total return asset. A tight range and clear monetary policy are a gift to fixed income investors.

2. US equities are cheap. Large companies are a multi-year play on global demand. They derive over half their earnings from overseas and they can benefit from higher input prices.

3. China and its accompanying Asian themes will be in play again soon. The renmimbi appreciation is a secular affair.

4. No market will extend or trade in one direction for long. We have raised and lowered our fixed income/equity split five times this year and expect to do so again.

5. Invest in commodities as a growth accelerator but not through the physical markets.

1. The Standard & Poor’s 500 Index is an unmanaged index of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation. An investment cannot be made directly in an index.
2. High sides: physics of compression try to change direction too quickly and you are launched into precisely the opposite direction. Rossi High Side.
Sources: Bloomberg and Sentinel Asset Management, Inc.
This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment
product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.	5

Understanding your Financial

1Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

  a list of each investment
  the number of shares/par amount of each stock, bond or short-term note the market value of each investment
  the percentage of investments in each industry
  the percent and dollar breakdown of each category

2Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net Assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund Operations include:

  income earned from investments
  management fees and other expenses
  gains or losses from selling investments (known as realized gains or losses)
  gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

Statements

4Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

  operations — a summary of the Statement of Operations for the most recent period distributions — income and gains distributed to shareholders capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

  share price at the beginning of the period
  investment income and capital gains or losses
  income and capital gains distributions paid to shareholders share price at the end of the period

It also includes some key statistics for the period:

  total return — the overall percentage return of the fund, assuming reinvestment of all distributions expense ratio — operating expenses as a percentage of average net assets net income ratio — net investment income as a percentage of average net assets portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Balanced Fund

(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	66.5%
U.S. Government Obligations	22.7%
Corporate Bonds	5.4%
Foreign Stocks & ADR's	3.2%
Domestic Exchange Traded Funds	0.7%
Commercial Mortgage-Backed Securities	0.0%
Cash and Other	1.5%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.0%	FGLMC G01840	5.00%	07/01/35	2.2%
Chevron Corp.	1.5%	FNMA 190377	5.00%	11/01/36	1.7%
Int'l. Business Machines Corp.	1.5%	FNMA 918011	5.00%	05/01/37	1.6%
PepsiCo, Inc.	1.5%	FGLMC A94593	4.50%	10/01/40	1.3%
United Technologies Corp.	1.4%	FNMA 929321	5.50%	03/01/38	1.3%
Procter & Gamble Co.	1.4%	FNMA AC1650	4.50%	09/01/24	1.2%
Schlumberger Ltd.	1.2%	FNMA 735997	5.50%	11/01/35	1.1%
EMC Corp.	1.2%	FNMA AB2645	4.50%	05/01/41	1.1%
Microsoft Corp.	1.1%	FNMA AB2476	4.50%	03/01/41	1.1%
Johnson & Johnson	1.1%	FGCI G13790	4.50%	04/01/25	1.1%
Total of Net Assets	13.9%	Total of Net Assets			13.7%

Average Effective Duration (for all Fixed Income Holdings) 4.4 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 22.7%			FGCI G13790			Federal National Mortgage
U.S. Government Agency			4.5%, 04/01/25	2,407 M	$ 2,552,168	Association 15.9%
Obligations 22.7%					2,676,654	Collateralized Mortgage Obligations:
Federal Home Loan Mortgage			20-Year:			FNR 02-2 UC
Corporation 6.8%			FHLMC P00020			6%, 02/25/17	26 M	$ 28,404
Collateralized Mortgage Obligations:			6.5%, 10/01/22	86 M	96,438	Mortgage-Backed Securities:
FHR 2541 DM			30-Year:			15-Year:
5.5%, 12/15/32	1,735 M	$ 1,904,402	FHLMC G08062			FNMA 254907
Mortgage-Backed Securities:			5%, 06/01/35	40 M	42,847	5%, 10/01/18	30 M	32,191
15-Year:			FGLMC G01840			FNMA 255273
FHLMC E01488			5%, 07/01/35	5,164 M	5,526,587	4.5%, 06/01/19	48 M	51,665
5%, 10/01/18	32 M	34,177	FGLMC G06205			FNMA 255358
FHLMC E01492			5%, 12/01/36	931 M	996,572	5%, 09/01/19	12 M	12,785
5.5%, 10/01/18	20 M	21,662	FGLMC G08273			FNMA AC1650
FHLMC G18091			5.5%, 06/01/38	2,179 M	2,362,054	4.5%, 09/01/24	2,658 M	2,824,655
6%, 12/01/20	15 M	16,373	FGLMC A94593			FNMA AD9182
FHLMC G18106			4.5%, 10/01/40	2,969 M	3,092,612	4.5%, 09/01/25	1,344 M	1,427,468
5.5%, 03/01/21	23 M	24,562			12,020,672			4,348,764
			Total Federal Home Loan
FHLMC G11943			Mortgage Corporation		16,698,166
5.5%, 04/01/21	26 M	27,712

The accompanying notes are an integral part of the financial statements. 7

Sentinel Balanced Fund

(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

30-Year:			Basic Industry 0.1%			MetroPCS Wireless, Inc.
FNMA 500296			DR Horton, Inc.			6.625%, 11/15/20	250 M	$ 250,000
6%, 04/01/29	14 M	$ 15,253	6.5%, 04/15/16	250 M	$ 264,375	Verizon Communications, Inc.
FNMA 545759						4.6%, 04/01/21	500 M	519,004
6.5%, 07/01/32	781	887	Consumer Cyclical 0.9%					1,279,279
			Best Buy Co., Inc.			Total Corporate Bonds
FNMA 687301			5.5%, 03/15/21	500 M	506,176	(Cost $12,844,040)		13,154,075
6%, 11/01/32	485	539
			Dana Holding Corp.			Commercial Mortgage-Backed Securities 0.0%
FNMA 690305			6.75%, 02/15/21	250 M	251,250
5.5%, 03/01/33	8 M	8,179				First Horizon Alt. Mtg.
			Ford Motor Credit Co. LLC			5.5%, 03/25/35
FNMA 555421			5.75%, 02/01/21	500 M	504,813	(Cost $832)	818	813
5%, 05/01/33	2,071 M	2,218,651	Gap, Inc.
FNMA 748895			5.95%, 04/12/21	850 M	834,728			Space
6%, 12/01/33	348 M	385,241			2,096,967			Value
FNMA 811311			Energy 0.4%				Shares	(Note 2)
4.741%, 12/01/34	12 M	12,502	Anadarko Petroleum Corp.			Domestic Common Stocks 66.5%
FNMA 810896			6.45%, 09/15/36	500 M	534,123	Consumer Discretionary 6.1%
2.02%, 01/01/35	9 M	9,248
FNMA 735591			Nexen, 6.4%, Inc. 05/15/37	500 M	518,665	Comcast. Corp.	75,000	1,766,250
5%, 06/01/35	954 M	1,020,826			1,052,788	Gap, Inc.	34,000	659,600
FNMA 832258						McDonald's Corp.	20,000	1,630,800
4.73%, 08/01/35	33 M	35,339	Financials 1.6%			McGraw-Hill Cos., Inc.	35,000	1,486,450
FNMA 797721			Int'l. Lease Finance Corp.			Nike, Inc.	12,500	1,055,625
5.5%, 10/01/35	41 M	44,642	6.5%, 09/01/14(a)	500 M	540,000	Omnicom Group, Inc.	45,000	2,104,650
FNMA 891386			Lloyds TSB Bank PLC
5.5%, 10/01/35	2,110 M	2,296,232	6.5%, 09/14/20(a)	875 M	872,181	Staples, Inc.	35,000	588,700
FNMA 735997			Morgan Stanley			Time Warner Cable, Inc.	25,000	1,930,500
5.5%, 11/01/35	2,556 M	2,781,664	5.75%, 01/25/21	875 M	916,822	Time Warner, Inc.	65,000	2,367,950
FNMA 745275			Nomura Holdings, Inc.			TJX Cos., Inc.	25,000	1,325,500
5%, 02/01/36	2,345 M	2,507,907	6.7%, 03/04/20	500 M	557,547			14,916,025
FNMA 745336			Regions Bank			Consumer Staples 7.3%
5%, 03/01/36	1,260 M	1,348,133	7.5%, 05/15/18	500 M	541,943
FNMA 190377			SLM Corp.			Altria Group, Inc.	30,000	841,800
5%, 11/01/36	3,897 M	4,168,991	6.25%, 01/25/16	500 M	524,252	CVS Caremark Corp.	20,000	773,800
FNMA 918011					3,952,745	HJ Heinz Co.	30,000	1,647,600
5%, 05/01/37	3,561 M	3,797,618	Health Care 0.2%			Kellogg Co.	33,420	1,904,606
FNMA 933463			Boston Scientific Corp.			Kimberly-Clark Corp.	15,000	1,024,500
5.5%, 02/01/38	1,836 M	1,994,637	6%, 01/15/20	500 M	545,405	Kraft Foods, Inc.	30,000	1,049,100
FNMA 929321			Insurance 0.8%			PepsiCo, Inc.	50,000	3,556,000
5.5%, 03/01/38	2,817 M	3,057,995	American Int'l. Group, Inc.
FNMA 930992			6.4%, 12/15/20	1,000 M	1,091,247	Philip Morris Int'l., Inc.	25,000	1,793,750
5%, 04/01/39	1,908 M	2,034,274	ING Groep NV			Procter & Gamble Co.	50,000	3,350,000
FNMA 931019			5.775%, 12/29/49(b)	250 M	233,750	Wal-Mart Stores, Inc.	35,000	1,932,700
5%, 04/01/39	1,421 M	1,514,983	Liberty Mutual Group, Inc.					17,873,856
FNMA AB2476			7%, 03/15/37(a)	250 M	249,442	Energy 9.2%
4.5%, 03/01/41	2,489 M	2,593,221	XL Capital Ltd.			Apache Corp.	10,800	1,345,680
FNMA AB2645			6.5%, 12/29/49(c)(d)	250 M	238,438	Chevron Corp.	35,000	3,671,850
4.5%, 05/01/41	2,497 M	2,598,137			1,812,877
		34,445,099				EOG Resources, Inc.	22,500	2,455,650
Total Federal National			Media 0.9%			ExxonMobil Corp.	60,000	5,008,200
Mortgage Association		38,822,267	CBS Corp.
			4.3%, 02/15/21	875 M	862,330	Marathon Oil Corp.	40,000	2,166,800
Government Corporation National 0.0% Mortgage			DISH DBS Corp.			McDermott Int'l., Inc.*	50,000	1,061,000
Mortgage-Backed Securities:			7.875%, 09/01/19	250 M	273,437	Noble Energy, Inc.	20,000	1,864,000
			NBC Universal, Inc.			Schlumberger Ltd.	35,000	3,000,200
15-Year:			4.375%, 04/01/21(a)	750 M	746,997
GNMA 514482			XM Satellite Radio, Inc.			Transocean Ltd.	12,500	866,375
7.5%, 09/15/14	34 M	36,685	7.625%, 11/01/18(a)	250 M	266,875	Weatherford Int'l. Ltd.*	55,500	1,097,235
Total U.S. Government Obligations					2,149,639			22,536,990
(Cost $54,905,036)		55,557,118
			Telecommunications 0.5%			Financials 8.9%
Corporate Bonds 5.4%			AT&T, Inc.			ACE Ltd.	20,000	1,376,400
			4.45%, 05/15/21	500 M	510,275	American Express Co.	46,200	2,383,920

8    The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Continued)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Bank of America Corp.	75,000	$ 881,250	Information Technology 11.5%			United Kingdom 0.4%
Bank of New York Mellon Corp.	45,000	1,264,950	Accenture PLC	30,000	$ 1,721,700	Diageo PLC ADR	12,500	$ 1,063,625
Chubb Corp.	20,000	1,311,800	Activision Blizzard, Inc.	90,000	1,079,100	Total Foreign Stocks & ADR's
CME Group, Inc.	3,000	857,280	Broadcom Corp.	35,000	1,259,300	(Cost $4,936,853)		7,817,825
Goldman Sachs Group, Inc.	11,000	1,548,030	Check Point Software Technologies Ltd.*	34,000	1,867,280	Institutional Money Market Funds 1.2%
						State Street Institutional US Government
JPMorgan Chase & Co.	43,670	1,888,291				Money Market Fund
MetLife, Inc.	30,000	1,323,000	Cisco Systems, Inc.	75,000	1,260,000	(Cost $2,891,511)	2,891,511	2,891,511
Morgan Stanley	30,000	724,800	Dell, Inc.*	72,000	1,157,760	Total Investments 99.7%
			Dolby Laboratories, Inc.*	15,000	701,100	(Cost $179,907,275)†		243,709,943
PNC Financial Services Group, Inc.	12,500	780,250	EMC Corp.*	100,000	2,847,000	Other Assets in Excess of
The Travelers Cos., Inc.	40,000	2,483,200	Intel Corp.	50,000	1,125,500	Liabilities 0.3%		626,447
Toronto-Dominion Bank	20,000	1,722,800	Int'l. Business Machines Corp.	21,437	3,621,352
US Bancorp	75,000	1,920,000	KLA-Tencor Corp.	25,000	1,077,500	Net Assets 100.0%		$ 244,336,390
Wells Fargo & Co.	50,000	1,418,500	Microsoft Corp.	112,410	2,811,374
		21,884,471	NetApp, Inc.*	25,000	1,369,250	* Non-income producing.
Health Care 9.3%			Seagate Technology PLC	60,000	1,008,000
Aetna, Inc.	25,000	1,092,000	Teradata Corp.*	30,000	1,673,700	†	May Cost for federal income tax purposes is $179,907,275. At
						31, 2011 unrealized appreciation for federal income tax
Amgen, Inc.*	25,000	1,513,500	Texas Instruments, Inc.	60,000	2,118,000	purposes aggregated $63,802,668 of which $67,474,069
Becton Dickinson & Co.	15,000	1,313,250	Visa, Inc.	10,000	810,600	related to appreciated securities and $3,671,401 related to
						depreciatedsecurities.
Bristol-Myers Squibb Co.	60,000	1,725,600	Western Union Co.	35,000	719,600
Celgene Corp.*	20,000	1,218,200			28,228,116	(a)	Security exempt from registration under Rule 144A of the
Covidien PLC	20,000	1,100,000	Materials 2.6%			Securites Act of 1933, as ammended. These Securities may
						be resold in transactions exempt from registration, normally
Eli Lilly & Co.	20,000	769,600	EI Du Pont de Nemours & Co.	40,000	2,132,000	to qualified institutional buyers. At May 31, 2011, the market
Forest Laboratories, Inc.*	25,000	900,500	Freeport-McMoRan Copper &			value of rule 144A securities amounted to $2,675,495 or 1.10% of net assets.
Gilead Sciences, Inc.*	25,000	1,043,500	Gold, Inc.	50,000	2,582,000	(b)	ING Groep NV is currently fixed at 5.775%. On December
Johnson & Johnson	40,000	2,691,600	Praxair, Inc.	15,000	1,587,600	8th, 2015 it converts to a variable rate that floats on the 8th
					6,301,600	of March, June, September, and December. The interest
Medco Health Solutions, Inc.*	25,000	1,496,500				rate is based on the 3-month Libor rate plus 1.68%.
			Telecommunication Services 1.5%
Medtronic, Inc.	36,200	1,473,340	AT&T, Inc.	30,000	946,800	(c) Step Up/Down.
Merck & Co., Inc.	42,500	1,561,875
Mettler-Toledo Int'l., Inc.*	4,400	736,428	Rogers Communications, Inc.	25,000	956,000	(d)	XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
			Verizon Communications, Inc.	50,000	1,846,500	2017 it converts to a variable rate that floats on the 15th of
Pfizer, Inc.	100,000	2,145,000				January, April, July, and October. The interest rate is based
					3,749,300	on the 3-month Libor rate plus 2.4575%.
UnitedHealth Group, Inc.	10,000	489,500	Utilities 0.6%			ADR - American Depositary Receipt
Zimmer Holdings, Inc.*	20,000	1,355,200	Entergy Corp.	20,000	1,363,000	SPDR - Standard & Poor's Depository Receipts
		22,625,593	Total Domestic Common Stocks
Industrials 9.5%			(Cost $102,952,487)		162,605,751
Babcock & Wilcox Co.*	25,000	701,250	Domestic Exchange Traded Funds 0.7%
Boeing Co.	25,000	1,950,750	Financials 0.7%
Canadian National Railway Co.	22,500	1,761,300	SPDR KBW Regional Banking
Deere & Co.	20,000	1,721,600	(Cost $1,376,516)*	65,000	1,682,850
General Dynamics Corp.	25,000	1,855,500	Foreign Stocks & ADR's 3.2%
General Electric Co.	85,000	1,669,400	Australia 0.8%
Honeywell Int'l., Inc.	45,000	2,679,750	BHP Billiton Ltd. ADR	20,000	1,908,400
			Germany 0.8%
L-3 Communications Holdings, Inc.	10,000	816,500	SAP AG ADR	30,000	1,865,100
Northrop Grumman Corp.	20,000	1,305,800	Israel 0.4%
Tyco Int'l. Ltd.	35,000	1,727,250	Teva Pharmaceutical
Union Pacific Corp.	15,000	1,574,550	Industries Ltd. ADR	20,000	1,018,000
United Technologies Corp.	40,000	3,510,800	Mexico 0.5%
Verisk Analytics, Inc.*	23,000	783,150	America Movil SA de CV ADR	25,000	1,317,500
Waste Management, Inc.	27,500	1,069,200	Switzerland 0.3%
		23,126,800	Novartis AG ADR	10,000	645,200

The accompanying notes are an integral part of the financial statements.                                                                                                                                                             9

Sentinel Capital Growth Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	22.3%	Consumer Discretionary	12.8%
Industrials	15.1%	Financials	8.0%
Materials	14.3%	Consumer Staples	6.9%
Energy	13.8%	Health Care	4.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Praxair, Inc.	5.0%	Occidental Petroleum Corp.	3.2%
Int'l. Business Machines Corp.	4.4%	Apple, Inc.	3.0%
McDonald's Corp.	4.0%	Schlumberger Ltd.	2.7%
SPDR Gold Trust	3.9%	Tiffany & Co.	2.5%
Emerson Electric Co.	3.2%	BlackRock, Inc.	2.4%
		Total of Net Assets	34.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 88.8%			CME Group, Inc.	1,500	$ 428,640	Cisco Systems, Inc.	110,870	$ 1,862,616
Consumer Discretionary 12.8%			JPMorgan Chase & Co.	35,000	1,513,400	Cognizant Technology
AutoZone, Inc.*	4,000	$ 1,176,000	Royal Bank of Canada	35,000	2,050,300	Solutions Corp.*	43,000	3,269,720
Dollar General Corp.*	50,000	1,753,500	Toronto-Dominion Bank	20,000	1,722,800	Corning, Inc.	35,000	705,250
Dollar Tree, Inc.*	39,500	2,517,730	US Bancorp	20,000	512,000	EMC Corp.*	50,400	1,434,888
Home Depot, Inc.	20,000	725,600	Wells Fargo & Co.	50,500	1,432,685	Intel Corp.	90,000	2,025,900
Magna Int'l., Inc.	10,400	504,400			11,010,453	Int'l. Business Machines Corp.	36,000	6,081,480
McDonald's Corp.	68,000	5,544,720	Health Care 3.5%			Linear Technology Corp.	30,000	1,037,700
Tiffany & Co.	45,000	3,404,700	Express Scripts, Inc.*	30,000	1,786,800	Microsoft Corp.	45,000	1,125,450
Yum! Brands, Inc.	35,000	1,936,200	McKesson Corp.	5,000	428,050	Molex, Inc. - Class A	22,600	516,184
		17,562,850	Stryker Corp.	40,000	2,496,000	Qualcomm, Inc.	32,000	1,874,880
Consumer Staples 6.9%					4,710,850	TE Connectivity Ltd.	10,000	368,300
Colgate-Palmolive Co.	15,000	1,312,950	Industrials 15.1%			Visa, Inc.	27,000	2,188,620
Corn Products Int'l., Inc.	43,400	2,462,082	3M Co.	10,000	943,800			29,376,797
HJ Heinz Co.	20,000	1,098,400	BE Aerospace, Inc.*	30,000	1,122,600	Materials 7.3%
JM Smucker Co.	8,000	634,240	Canadian Pacific Railway Ltd.	10,000	635,100	Carpenter Technology Corp.	5,000	262,850
Procter & Gamble Co.	15,770	1,056,590	Donaldson Co., Inc.	20,000	1,194,200	Freeport-McMoRan Copper & Gold, Inc.	49,680	2,565,475
Walgreen Co.	65,000	2,835,950	Emerson Electric Co.	80,000	4,364,000	Praxair, Inc.	65,000	6,879,600
		9,400,212	Goodrich Corp.	21,000	1,833,090	Yamana Gold, Inc.	25,000	321,250
Energy 13.8%			Illinois Tool Works, Inc.	30,000	1,719,600			10,029,175
EOG Resources, Inc.	10,000	1,091,400				Total Domestic Common Stocks
ExxonMobil Corp.	35,000	2,921,450	Jacobs Engineering Group, Inc.*	24,000	1,105,440	(Cost $73,769,884)		121,642,979
McDermott Int'l., Inc.*	20,000	424,400	Norfolk Southern Corp.	33,000	2,419,230	Domestic Exchange Traded Funds 3.9%
Noble Corp.	30,000	1,256,100	Parker Hannifin Corp.	24,000	2,132,400	Materials 3.9%
Occidental Petroleum Corp.	40,000	4,314,000	Union Pacific Corp.	30,000	3,149,100	SPDR Gold Trust*
Peabody Energy Corp.	39,000	2,393,040			20,618,560	(Cost $2,591,356)	36,000	5,387,040
Schlumberger Ltd.	43,600	3,737,392	Information Technology 21.4%			Foreign Stocks & ADR's 5.3%
SM Energy Co.	20,000	1,329,800	ANSYS, Inc.*	15,000	860,550	Australia 2.4%
Suncor Energy, Inc.	35,000	1,466,500	Apple, Inc.*	12,000	4,173,960	BHP Billiton Ltd. ADR	34,000	3,244,280
		18,934,082	Autodesk, Inc.*	15,000	644,700	Brazil 0.7%
Financials 8.0%			Automatic Data Processing,Inc.	15,763	868,699	Vale SA ADR	30,000	967,800
BlackRock, Inc.	16,300	3,350,628	Avago Technologies Ltd.	10,000	337,900

10            The accompanying notes are an integral part of the financial statements.

                                                                             Sentinel Capital Growth Fund

                                                                                                                                                           (Continued)

Space
Value
Shares	(Note 2)
Germany 0.9%
SAP AG ADR	21,000	$ 1,305,570
Switzerland 1.3%
Roche Holding AG ADR	40,000	1,755,400
Total Foreign Stocks & ADR's
(Cost $4,414,734)	7,273,050
Institutional Money Market Funds 0.6%
State Street Institutional US Government
Money Market Fund
(Cost $790,545)	790,545	790,545

Principal
Amount	Value
(M=$1,000)	(Note 2)

Corporate Short-Term Notes 1.3%
Chevron Corp.
0.07%, 06/07/11
(Cost $1,799,979)	1,800 M	1,799,979
Total Investments 99.9%
(Cost $83,366,498)†	136,893,593

Other Assets in Excess of
Liabilities 0.1%	157,263

Net Assets 100.0%	$ 137,050,856

*	Non-income producing.

†	Cost for federal income tax purposes is $83,366,498. At May
31, 2011 unrealized appreciation for federal income tax
purposes aggregated $53,527,095 of which $54,061,021
related to appreciated securities and $533,926 related to
depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.                                                                                                                                                11

Sentinel Common Stock Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.3%	Consumer Staples	10.6%
Health Care	13.3%	Consumer Discretionary	8.2%
Energy	13.3%	Materials	4.4%
Financials	13.2%	Telecommunication Services	3.0%
Industrials	12.5%	Utilities	1.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	3.3%	Honeywell Int'l., Inc.	1.9%
Int'l. Business Machines Corp.	2.6%	United Technologies Corp.	1.8%
Procter & Gamble Co.	2.1%	Noble Energy, Inc.	1.8%
Schlumberger Ltd.	2.1%	Johnson & Johnson	1.7%
PepsiCo, Inc.	2.0%	Chevron Corp.	1.6%
		Total of Net Assets	20.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.7%			McDermott Int'l., Inc.*	340,700	$ 7,229,654	Eli Lilly & Co.	104,600	$ 4,025,008
Consumer Discretionary 8.2%			Noble Energy, Inc.	250,000	23,300,000	Forest Laboratories, Inc.*	200,000	7,204,000
Comcast Corp.	600,000	$ 14,130,000	Schlumberger Ltd.	325,000	27,859,000	Gilead Sciences, Inc.*	175,000	7,304,500
Gap, Inc.	350,000	6,790,000	Transocean Ltd.	85,000	5,891,350	Johnson & Johnson	325,000	21,869,250
McDonald's Corp.	125,000	10,192,500	Weatherford Int'l. Ltd.*	519,000	10,260,630	Medco Health Solutions, Inc.*	155,000	9,278,300
McGraw-Hill Cos., Inc.	200,000	8,494,000			176,591,038	Medtronic, Inc.	229,700	9,348,790
Nike, Inc.	120,000	10,134,000	Financials 12.3%			Merck & Co., Inc.	270,097	9,926,064
Omnicom Group, Inc.	250,000	11,692,500	ACE Ltd.	125,000	8,602,500	Mettler-Toledo Int'l., Inc.*	37,900	6,343,323
Staples, Inc.	325,000	5,466,500	American Express Co.	229,200	11,826,720	Pfizer, Inc.	740,000	15,873,000
Time Warner Cable, Inc.	180,000	13,899,600	Bank of America Corp.	760,400	8,934,700	UnitedHealth Group, Inc.	181,200	8,869,740
Time Warner, Inc.	495,668	18,057,185				Zimmer Holdings, Inc.*	175,000	11,858,000
TJX Cos., Inc.	200,000	10,604,000	Bank of New York Mellon Corp.	325,000	9,135,750			162,639,975
		109,460,285	Chubb Corp.	150,000	9,838,500	Industrials 12.5%
Consumer Staples 10.0%			CME Group, Inc.	30,000	8,572,800	Babcock & Wilcox Co.*	225,000	6,311,250
Altria Group, Inc.	225,000	6,313,500	Goldman Sachs Group, Inc.	90,000	12,665,700	Boeing Co.	125,000	9,753,750
CVS Caremark Corp.	150,000	5,803,500	JPMorgan Chase & Co.	367,750	15,901,510
HJ Heinz Co.	225,000	12,357,000	MetLife, Inc.	225,000	9,922,500	Canadian National Railway Co.	160,700	12,579,596
Kellogg Co.	200,000	11,398,000	Morgan Stanley	350,000	8,456,000	Deere & Co.	125,000	10,760,000
						General Dynamics Corp.	150,000	11,133,000
Kimberly-Clark Corp.	75,000	5,122,500	PNC Financial Services Group, Inc.	100,000	6,242,000	General Electric Co.	625,000	12,275,000
Kraft Foods, Inc.	250,000	8,742,500	The Travelers Cos., Inc.	275,000	17,072,000	Honeywell Int'l., Inc.	425,000	25,308,750
PepsiCo, Inc.	375,000	26,670,000	Toronto-Dominion Bank	125,000	10,767,500	L-3 Communications
Philip Morris Int'l., Inc.	200,000	14,350,000	US Bancorp	525,000	13,440,000	Holdings, Inc.	100,000	8,165,000
Procter & Gamble Co.	419,900	28,133,300	Wells Fargo & Co.	427,300	12,122,501	Northrop Grumman Corp.	100,000	6,529,000
Wal-Mart Stores, Inc.	250,000	13,805,000			163,500,681	Tyco Int'l. Ltd.	250,000	12,337,500
		132,695,300	Health Care 12.3%			Union Pacific Corp.	100,000	10,497,000
Energy 13.3%			Aetna, Inc.	125,000	5,460,000	United Technologies Corp.	275,000	24,136,750
Apache Corp.	91,700	11,425,820	Amgen, Inc.*	200,000	12,108,000	Verisk Analytics, Inc.*	197,900	6,738,495
Chevron Corp.	197,400	20,709,234	Becton Dickinson & Co.	125,000	10,943,750	Waste Management, Inc.	225,000	8,748,000
EOG Resources, Inc.	115,000	12,551,100	Bristol-Myers Squibb Co.	375,000	10,785,000			165,273,091
ExxonMobil Corp.	525,000	43,821,750	Celgene Corp.*	75,000	4,568,250	Information Technology 17.4%
Marathon Oil Corp.	250,000	13,542,500	Covidien PLC	125,000	6,875,000	Accenture PLC	225,000	12,912,750

12                                                                                                                                  The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Continued)

Value	Value
Shares	(Note 2)	Shares	(Note 2)
Activision Blizzard, Inc.	500,000	$ 5,995,000	Mexico 0.6%
Broadcom Corp.	200,000	7,196,000	America Movil SA de CV ADR	150,000	$ 7,905,000
Check Point Software Technologies Ltd.*	275,000	15,103,000	Switzerland 0.5%
Cisco Systems, Inc.	412,900	6,936,720	Novartis AG ADR	100,000	6,452,000
Dell, Inc.*	425,000	6,834,000	United Kingdom 0.6%
Dolby Laboratories, Inc.*	125,000	5,842,500	Diageo PLC ADR	85,000	7,232,650
EMC Corp.*	700,000	19,929,000	Total Foreign Stocks & ADR's
Hewlett-Packard Co.	150,000	5,607,000	(Cost $36,252,162)	54,699,150
Intel Corp.	350,000	7,878,500	Institutional Money Market Funds 0.2%
Int'l. Business Machines Corp.	200,000	33,786,000	State Street Institutional US Government
Money Market Fund
(Cost $3,302,603)	3,302,603	3,302,603
KLA-Tencor Corp.	166,600	7,180,460
Microsoft Corp.	659,700	16,499,097	Principal
Amount	Value
NetApp, Inc.*	200,000	10,954,000	(M=$1,000)	(Note 2)
Oracle Corp.	400,000	13,688,000	Corporate Short-Term Notes 1.3%
Seagate Technology PLC	475,000	7,980,000	Chevron Corp
Teradata Corp.*	225,000	12,552,750	0.06%, 06/13/11	8,000 M	7,999,840
Texas Instruments, Inc.	500,000	17,650,000	Coca Cola Co
Visa, Inc.	100,000	8,106,000	0.09%, 06/08/11	1,700 M	1,699,970
Western Union Co.	375,000	7,710,000	UPS, Inc.
230,340,777	0.03%, 06/02/11	8,000 M	7,999,994
Total Corporate Short-Term Notes
Materials 3.3%	(Cost $17,699,804)	17,699,804
EI Du Pont de Nemours & Co.	215,600	11,491,480	U.S. Government Obligations 0.6%
Freeport-McMoRan Copper	Federal Home Loan Bank 0.6%
& Gold, Inc.	400,000	20,656,000	Agency Discount Notes:
Praxair, Inc.	115,000	12,171,600	0.03%, 06/08/11
44,319,080	(Cost $7,999,953)	8,000 M	7,999,953
Total Investments 99.9%
Telecommunication Services 2.4%	(Cost $816,360,549)†	1,325,884,037
AT&T, Inc.	250,000	7,890,000
Other Assets in Excess of
Rogers Communications, Inc.	275,000	10,516,000	Liabilities 0.1%	1,420,614
Verizon Communications,Inc.	375,000	13,848,750
32,254,750	Net Assets 100.0%	$ 1,327,304,651

Utilities 1.0%	*	Non-income producing.
Entergy Corp.	125,000	8,518,750
Exelon Corp.	118,000	4,938,300	†	Cost for federal income tax purposes is $816,360,549. At
May 31, 2011 unrealized appreciation for federal income tax
13,457,050	purposes aggregated $509,523,488 of which $518,511,544
Total Domestic Common Stocks	related to appreciated securities and $8,988,056 related to
(Cost $741,572,664)	1,230,532,027	depreciated securities.
Domestic Exchange Traded Funds 0.9%	ADR	-	American Depositary Receipt
Financials 0.9%	SPDR	-	Standard & Poor's Depository Receipts
SPDR KBW Regional
Banking*
(Cost $9,533,363)	450,000	11,650,500
Foreign Stocks & ADR's 4.2%
Australia 1.1%
BHP Billiton Ltd. ADR	150,000	14,313,000
Germany 0.9%
SAP AG ADR	200,000	12,434,000
Israel 0.5%
Teva Pharmaceutical
Industries Ltd. ADR	125,000	6,362,500

The accompanying notes are an integral part of the financial statements.                                                                                                             13

Sentinel Conservative Strategies Fund

(Formerly known as Sentinel Conservative Allocation Fund) (Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets
U.S. Government Obligations	39.8%
Domestic Common Stocks	29.5%
Corporate Bonds	13.1%
Foreign Stocks & ADR's	12.9%
Commercial Mortgage-Backed Securities	0.9%
Domestic Exchange Traded Funds	0.3%
Foreign Exchange Traded Funds	0.2%
Limited Partnership Interests	0.2%
Cash and Other	3.1%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
PepsiCo, Inc.	0.8%	FGLMC G01840	5.00%	07/01/35	4.7%
Roche Holding AG	0.6%	FNMA 745275	5.00%	02/01/36	3.1%
Texas Instruments, Inc.	0.5%	FNMA 918011	5.00%	05/01/37	2.8%
Int'l. Business Machines Corp.	0.5%	FNMA AB2645	4.50%	05/01/41	2.8%
Johnson & Johnson	0.5%	FNMA AB2476	4.50%	03/01/41	2.8%
Procter & Gamble Co.	0.5%	FNMA 190377	5.00%	11/01/36	2.7%
ExxonMobil Corp.	0.5%	FNMA 555743	5.00%	09/01/33	2.7%
McDonald's Corp.	0.5%	FGLMC A94593	4.50%	10/01/40	1.8%
EI Du Pont de Nemours & Co.	0.5%	FNMA 929321	5.50%	03/01/38	1.8%
Fresenius SE	0.5%	FNMA 735997	5.50%	11/01/35	1.6%
Total of Net Assets	5.4%	Total of Net Assets			26.8%

Average Effective Duration (for all Fixed Income Holdings) 4.9 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 39.8%			FGLMC A94593			FNMA 735591
U.S. Government Agency			4.5%, 10/01/40	2,969 M	$ 3,092,612	5%, 06/01/35	1,908 M	$ 2,041,652
Obligations 39.8%					13,401,540	FNMA 891386
			Total Federal Home Loan			5.5%, 10/01/35	1,329 M	1,446,445
Federal Home Loan Mortgage			Mortgage Corporation		17,382,009	FNMA 735997
Corporation 10.3%			Federal National Mortgage			5.5%, 11/01/35	2,556 M	2,781,664
Collateralized Mortgage Obligations:			Association 29.5%			FNMA 745275
FHR 2541 DM			Mortgage-Backed Securities:			5%, 02/01/36	4,902 M	5,243,806
5.5%, 12/15/32	1,301 M	$ 1,428,301	15-Year:			FNMA 745336
Mortgage-Backed Securities:			FNMA AD9182			5%, 03/01/36	2,521 M	2,696,266
15-Year:			4.5%, 09/01/25	1,792 M	1,903,291	FNMA 190377
FGCI G13790			25-Year:			5%, 11/01/36	4,330 M	4,632,212
4.5%, 04/01/25	2,407 M	2,552,168	FNMA 735703			FNMA 918011
30-Year:			5%, 04/01/29	1,594 M	1,715,314	5%, 05/01/37	4,451 M	4,747,022
FGLMC G01840			30-Year:			FNMA 929321
5%, 07/01/35	7,377 M	7,895,124	FNMA 555421			5.5%, 03/01/38	2,817 M	3,057,995
FGLMC G06205			5%, 05/01/33	2,071 M	2,218,651	FNMA 930992
5%, 12/01/36	931 M	996,572	FNMA 555743			5%, 04/01/39	1,908 M	2,034,274
FGLMC G08273			5%, 09/01/33	4,227 M	4,529,924	FNMA 931019
5.5%, 06/01/38	1,307 M	1,417,232				5%, 04/01/39	1,421 M	1,514,983

14                                                                                                          The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Continued)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
FNMA AB2476			Prudential Financial, Inc.			Procter & Gamble Co.	12,500	$ 837,500
4.5%, 03/01/41	4,481 M	$ 4,667,797	5.375%, 06/21/20	1,200 M	$ 1,293,174	Wal-Mart Stores, Inc.	12,500	690,250
FNMA AB2645			XL Capital Ltd.					6,115,630
4.5%, 05/01/41	4,494 M	4,676,648	6.5%, 12/29/49(c)(d)	250 M	238,438
		46,289,339			3,106,051	Energy 3.4%
Total Federal National Mortgage						Apache Corp.	2,500	311,500
Association		49,907,944	Media 1.9%			Chevron Corp.	5,000	524,550
Total U.S. Government Obligations			CBS Corp.
(Cost $66,612,361)		67,289,953	4.3%, 02/15/21	1,500 M	1,478,280	ConocoPhillips	7,088	518,983
Corporate Bonds 13.1%			DISH DBS Corp.			EOG Resources, Inc.	5,000	545,700
Basic Industry 0.5%			7.875%, 09/01/19	250 M	273,438	ExxonMobil Corp.	10,000	834,700
			NBC Universal, Inc.			Marathon Oil Corp.	10,000	541,700
DR Horton, Inc.			4.375%, 04/01/21(a)	1,150 M	1,145,395
6.5%, 04/15/16	250 M	264,375	XM Satellite Radio, Inc.			McDermott Int'l., Inc.*	20,000	424,400
Georgia-Pacific LLC			7.625%, 11/01/18(a)	250 M	266,875	Noble Energy, Inc.	7,500	699,000
5.4%, 11/01/20(a)	600 M	624,901			3,163,988	Schlumberger Ltd.	3,500	300,020
		889,276
			Telecommunications 2.0%			Transocean Ltd.	4,000	277,240
Consumer Cyclical 1.4%			AT&T, Inc.			Ultra Petroleum Corp.*	10,000	486,200
Best 5.5%, Buy 03/15/21 Co., Inc.	600 M	607,411	4.45%, 05/15/21	1,500 M	1,530,824	Weatherford Int'l. Ltd.*	13,400	264,918
			MetroPCS Wireless, Inc.					5,728,911
Dana Holding Corp.			6.625%, 11/15/20	250 M	250,000
6.75%, 02/15/21	250 M	251,250	Verizon Communications, Inc.			Financials 3.7%
Ford Motor Credit Co. LLC			4.6%, 04/01/21	1,500 M	1,557,012	ACE Ltd.	6,000	412,920
5.75%, 02/01/21	500 M	504,812			3,337,836	American Express Co.	15,000	774,000
Gap, Inc.			Total Corporate Bonds			Bank of America Corp.	25,000	293,750
5.95%, 04/12/21	1,050 M	1,031,135	(Cost $21,796,123)		22,203,236
		2,394,608	Commercial Mortgage-Backed Securities 0.9%			Bank of New York Mellon Corp.	15,000	421,650
						Chubb Corp.	7,500	491,925
Energy 1.8%			CGCMT 06-C4 AJ			CME Group, Inc.	1,500	428,640
Anadarko Petroleum Corp.			5.7293%, 03/15/49(e)	750 M	724,507
6.45%, 09/15/36	1,200 M	1,281,895	MLMT 07-C1 AM			Goldman Sachs Group, Inc.	2,500	351,825
Chesapeake Energy Corp.			5.8262%, 06/12/50(e)	750 M	746,451	JPMorgan Chase & Co.	12,000	518,880
6.625%, 08/15/20	500 M	528,125	Total Commercial Mortgage-Backed			MetLife, Inc.	15,000	661,500
Nexen, Inc.			Securities			PNC Financial Services Group,
6.4%, 05/15/37	1,200 M	1,244,797	(Cost $1,467,246)		1,470,958	Inc.	10,000	624,200
		3,054,817			Space	The Travelers Cos., Inc.	8,500	527,680
Financials 3.4%					Value	US Bancorp	15,000	384,000
Discover Bank/Greenwood DE				Shares	(Note 2)	Wells Fargo & Co.	10,000	283,700
7%, 04/15/20	600 M	685,108	Domestic Common Stocks 29.5%					6,174,670
Int'l. Lease Finance Corp.
6.5%, 09/01/14(a)	500 M	540,000	Consumer Discretionary 2.7%			Health Care 4.6%
Lloyds TSB Bank PLC			Comcast Corp.	30,000	706,500	Aetna, Inc.	12,500	546,000
6.5%, 09/14/20(a)	1,400 M	1,395,489	Gap, Inc.	20,000	388,000	Amgen, Inc.*	10,000	605,400
Morgan Stanley			McDonald's Corp.	10,000	815,400	Becton Dickinson & Co.	7,500	656,625
5.75%, 01/25/21	1,400 M	1,466,914	McGraw-Hill Cos., Inc.	10,000	424,700	Bristol-Myers Squibb Co.	25,000	719,000
Nomura Holdings, Inc.			Omnicom Group, Inc.	12,500	584,625	Cigna Corp.	7,500	374,175
6.7%, 03/04/20	500 M	557,547
Regions Bank			Staples, Inc.	20,000	336,400	Covidien PLC	7,500	412,500
7.5%, 05/15/18	500 M	541,944	Target Corp.	7,500	371,475	Eli Lilly & Co.	6,500	250,120
SLM Corp.			Time Warner Cable, Inc.	6,000	463,320	Forest Laboratories, Inc.*	8,500	306,170
6.25%, 01/25/16	500 M	524,252	Time Warner, Inc.	11,666	424,993	Gilead Sciences, Inc.*	10,000	417,400
		5,711,254			4,515,413	Johnson & Johnson	12,500	841,125
Health Care 0.3%			Consumer Staples 3.6%			Medco Health Solutions, Inc.*	5,000	299,300
Boston Scientific Corp.			Altria Group, Inc.	12,500	350,750	Medtronic, Inc.	12,500	508,750
6%, 01/15/20	500 M	545,406	CVS Caremark Corp.	15,000	580,350	Merck & Co., Inc.	18,650	685,388
Insurance 1.8%			HJ Heinz Co.	12,500	686,500	Pfizer, Inc.	30,000	643,500
American Int'l. Group, Inc.			Kimberly-Clark Corp.	4,544	310,355
6.4%, 12/15/20	1,000 M	1,091,247				Zimmer Holdings, Inc.*	7,500	508,200
ING Groep NV			Kraft Foods, Inc.	20,000	699,400			7,773,653
5.775%, 12/29/49(b)	250 M	233,750	PepsiCo, Inc.	20,000	1,422,400	Industrials 3.7%
Liberty Mutual Group, Inc.			Philip Morris Int'l., Inc.	7,500	538,125	Babcock & Wilcox Co.*	5,000	140,250
7%, 03/15/37(a)	250 M	249,442

The accompanying notes are an integral part of the financial statements.                                                                                                                15

Sentinel Conservative Strategies Fund

(Continued)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Boeing Co.	10,000	$ 780,300	Financials 0.3%			Netherlands 0.6%
Canadian National Railway Co.	5,000	391,400	SPDR KBW Regional Banking			ING Groep NV *(f)	50,000	$ 606,167
Deere & Co.	6,500	559,520	(Cost $399,653)*	18,900	$ 489,321	Royal Dutch Shell PLC (f)	13,000	464,117
General Dynamics Corp.	5,000	371,100	Foreign Exchange Traded Funds 0.2%					1,070,284
General Electric Co.	25,000	491,000	Financials 0.2%			Singapore 0.2%
Honeywell Int'l., Inc.	10,000	595,500	iShares FTSE A50 China Index ETF			Singapore Technologies
			(Cost $351,580)*	200,000	337,904	Engineering Ltd. (f)	170,000	409,474
L-3 Communications Holdings,Inc.	7,500	612,375	Foreign Stocks & ADR's 12.9%			South Korea 0.4%
Tyco Int'l. Ltd.	12,500	616,875
Union Pacific Corp.	4,000	419,880	Australia 0.8%			Samsung Electronics Co. Ltd. (f)	900	754,564
United Technologies Corp.	7,500	658,275	BHP Billiton Ltd. ADR	6,000	572,520	Spain 0.3%
Waste Management, Inc.	17,500	680,400	Newcrest Mining Ltd. (f)	18,000	762,506	Telefonica SA ADR	20,000	486,600
		6,316,875			1,335,026	Switzerland 1.4%
Information Technology 5.0%			Brazil 0.3%			ABB Ltd. (f)	21,000	564,627
Accenture PLC	10,000	573,900	Petroleo Brasileiro SA ADR	15,000	519,450	Informa PLC (f)	35,000	251,124
Activision Blizzard, Inc.	30,000	359,700	China 0.2%			Nestle SA (f)	8,000	514,332
Broadcom Corp.	10,000	359,800	Shandong Weigao Grp. Med.			Roche Holding AG (f)	5,500	968,396
			Polymer Co. Ltd. (f)	240,000	318,278			2,298,479
Check Technologies Point Software Ltd.*	7,500	411,900	France 1.7%
Cisco Systems, Inc.	20,000	336,000	Accor SA (f)	10,000	459,320	Taiwan 0.2%
EMC Corp.*	17,500	498,225	BNP Paribas (f)	7,500	587,664	Chunghwa Telecom Co Ltd. ADR	8,500	277,950
Hewlett-Packard Co.	10,000	373,800	Groupe Danone (f)	7,000	514,290	United Kingdom 2.0%
Int'l. Business Machines Corp.	5,000	844,650	Total SA ADR	11,000	633,490	Barclays PLC (f)	75,000	342,780
KLA-Tencor Corp.	5,000	215,500	Veolia Environnement SA (f)	20,000	608,719	BG Group PLC (f)	32,000	743,012
Microchip Technology, Inc.	8,500	336,005			2,803,483	HSBC Holdings PLC (f)	56,000	588,543
Microsoft Corp.	25,000	625,250	Germany 1.5%			Standard Chartered PLC (f)	15,000	402,727
						Vodafone Group PLC ADR	24,000	672,720
NetApp, Inc.*	10,000	547,700	Bayerische Motoren Werke AG (f)	700	62,114	WPP PLC (f)	50,000	623,691
Oracle Corp.	12,000	410,640	E.ON AG (f)	17,000	483,467			3,373,473
Seagate Technology PLC	30,000	504,000	Fresenius SE (f)	7,500	788,422	Total Foreign Stocks & ADR's
Teradata Corp.*	10,000	557,900	MAN AG (f)	4,000	558,363	Limited (Cost $19,255,777) Partnership Interests 0.2%		21,806,393
Texas Instruments, Inc.	25,000	882,500	SAP AG ADR	9,500	590,615
Visa, Inc.	3,500	283,710			2,482,981	Energy 0.2%
Western Union Co.	20,000	411,200	Hong Kong 0.8%			Williams Partners LP
		8,532,380				(Cost $97,962) (g)	4,000	211,680
Materials 1.1%			Cheung Kong Hldgs. Ltd. (f)	33,000	516,840	Institutional Money Market Funds 2.2%
			Li & Fung Ltd.	200,000	444,367
EI Du Pont de Nemours & Co.	15,000	799,500				State Street Institutional US Government
			Shanghai Industrial HoldingsLtd. (f)	120,000	437,890	Money Market Fund
Freeport-McMoRan Copper & Gold, Inc.	10,000	516,400			1,399,097	(Cost $3,742,412)	3,742,412	3,742,412
						Total Investments 99.1%
Praxair, Inc.	5,000	529,200	Israel 0.2%			(Cost $153,668,205)†		167,422,959
		1,845,100	Teva Pharmaceutical
Telecommunication Services 1.0%			Industries Ltd. ADR	8,000	407,200	Other Assets in Excess of
AT&T, Inc.	17,500	552,300	Japan 2.0%			Liabilities 0.9%		1,516,917
Rogers Communications, Inc.	15,000	573,600	Fanuc Ltd. (f)	5,000	771,755	Net Assets 100.0%		$ 168,939,876
Verizon Communications, Inc.	14,000	517,020	Kansai Paint Co Ltd. (f)	40,000	360,126
		1,642,920	Komatsu Ltd. (f)	14,000	420,438	* Non-income producing.
Utilities 0.7%			Mitsubishi Corp. (f)	22,000	559,280
Entergy Corp.	7,000	477,050	Mitsubishi Estate Co Ltd. (f)	25,000	446,716	†	Cost for federal income tax purposes is $153,668,205. At
						May 31, 2011 unrealized appreciation for federal income tax
Exelon Corp.	7,500	313,875	Nidec Corp. (f)	5,000	449,535	purposes aggregated $13,754,754 of which $15,259,810
NextEra Energy, Inc.	7,500	434,625	Uni-Charm Corp. (f)	10,001	405,311	related to appreciated securities and $1,505,056 related to
		1,225,550			3,413,161	depreciated securities.
Total Domestic Common Stocks
(Cost $39,945,091)		49,871,102	Malaysia 0.3%
Domestic Exchange Traded Funds 0.3%			Genting Bhd (f)	125,000	456,893

16                                                                                                        The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Continued)

(a) Security exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may
be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the market value of rule 144A securities amounted to $4,222,102 or
2.50% of net assets.

(b) ING Groep NV is currently fixed at 5.775%. On December
8th, 2015 it converts to a variable rate that floats on the 8th of March, June, September, and December. The interest
rate is based on the 3-month Libor rate plus 1.68%.

(c) Step Up/Down.

(d) XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
2017 it converts to a variable rate that floats on the 15th of
January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.4575%.

(e) Collateral strip rate bond whose interest is based on the weighted net interest rate of the collateral.

(f) Fair valued.

(g) Return of capital paid during the fiscal period.
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depository Receipts

At May 31, 2011, the following futures contracts were outstanding with $110,308 in cash segregated with the broker for margin maintenance purposes:

Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 10 U.S. Treasury 10-Year Note futures contracts	9/11	$ 1,226,094	$ (1,815)
Short, 20 U.S. Treasury 30-Year Bond futures contracts	9/11	2,496,875	(5,660)
Totals		$ 3,722,969	$ (7,475)
Net payments of variation margin and/or brokerage fees			53
Variation margin payable on open futures contracts			$ (7,422)

The accompanying notes are an integral part of the financial statements.                                                                                     17

Sentinel Georgia Municipal Bond Fund

(Unaudited)

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
Gwinnett County School District	5.00%	02/01/24	13.7%	Georgia State Road & Tollway Auth.	5.00%	06/01/18	5.4%
Columbia County, GA	5.00%	04/01/17	6.8%	Chatham County School District	5.25%	08/01/14	5.2%
Houston County Hospital Auth.	5.25%	10/01/16	5.6%	Paulding County School District, GA	5.00%	02/01/21	5.2%
State of Georgia	5.00%	12/01/19	5.5%	Municipal Electric Auth. of Georgia	5.25%	01/01/19	5.2%
County of Forsyth, GA	5.00%	03/01/22	5.5%	City of Columbus, GA	5.00%	05/01/20	5.2%
				Total of Net Assets			63.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)

Principal			Principal
Amount		Value	Amount	Value
(M=$1,000)		(Note 2)	(M=$1,000)	(Note 2)
Municipal Bonds 98.9%			Total Municipal Bonds 98.9%
Georgia 98.9%			(Cost $20,460,902)†	$ 21,570,507
Chatham County School District			Other Assets in Excess of
5.25%, 08/01/14	1,000 M	$ 1,134,250	Liabilities 1.1%	240,209
City of Columbus, GA
5%, 05/01/20	1,000 M	1,124,900	Net Assets 100.0%	$ 21,810,716
Cobb County Hospital Auth.
5.25%, 04/01/15	700 M	753,648
Cobb County Kennestone Hospital Auth.
5.25%, 04/01/20	500 M	536,835	† Cost for federal income tax purposes is $20,460,902. At May
5.25%, 04/01/21	500 M	534,935	31, 2011 unrealized appreciation for federal income tax
Cobb-Marietta Coliseum & Exhibit Hall			purposes aggregated $1,109,605 of which $1,109,605
5%, 01/01/15	1,000 M	1,089,760	related to appreciated securities and none related to
Columbia County, GA			depreciated securities.
5%, 04/01/17	1,250 M	1,475,638
Commerce School District
5%, 08/01/21	250 M	284,202
County of Forsyth, GA
5%, 03/01/22	1,045 M	1,199,315
County of Gilmer, GA
5%, 04/01/20	1,000 M	1,094,970
De Kalb County, GA
5%, 12/01/15	1,000 M	1,056,770
Georgia State Road & Tollway Auth.
5%, 06/01/18	1,000 M	1,184,160
Gwinnett County School District
5%, 02/01/24	2,500 M	2,988,400
Houston County Hospital Auth.
5.25%, 10/01/16	1,100 M	1,214,136
Jackson County School District, GA
5%, 03/01/16	500 M	566,410
Municipal Electric Auth. of Georgia
5.25%, 01/01/19	1,000 M	1,125,490
Newton County School District, GA
5%, 02/01/15	700 M	752,528
Paulding County School District, GA
5%, 02/01/21	1,000 M	1,132,160
Paulding County, GA
5%, 02/01/21	1,000 M	1,117,170
State of Georgia
5%, 12/01/19	1,000 M	1,204,830

18                                                                                                                            The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			1.6%	4 yrs. to 5.99 yrs.			24.9%
1 yr. to 2.99 yrs.			26.4%	6 yrs. to 7.99 yrs.			0.0%
3 yrs. to 3.99 yrs.			47.1%	8 yrs. and over			0.0%
Average Effective Duration (for all Fixed Income Holdings) 3.5 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FGLMC G01840	5.00%	07/01/35	7.3%	FNMA 735591	5.00%	06/01/35	4.0%
FNMA 745275	5.00%	02/01/36	7.1%	FNMA 918011	5.00%	05/01/37	3.4%
FNMA 190377	5.00%	11/01/36	6.8%	FNMA AB2476	4.50%	03/01/41	3.4%
FNMA 555743	5.00%	09/01/33	5.6%	FNMA 933464	5.50%	02/01/38	3.3%
FNMA 735997	5.50%	11/01/35	5.2%	FNMA 735703	5.00%	04/01/29	3.3%
				Total of Net Assets			49.4%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 97.6%			FGLMC G03449			30-Year:
U.S. Government Agency			6%, 10/01/37	8,427 M	$ 9,323,709	FNMA 426830
Obligations 97.6%			FGLMC G08273			8%, 11/01/24	25 M	$ 29,060
Federal Home Loan Mortgage			5.5%, 06/01/38	17,429 M	18,896,431	FNMA 555421
Corporation 24.9%					118,209,443	5%, 05/01/33	10,353 M	11,093,256
			Total Federal Home Loan
Collateralized Mortgage Obligations:			Mortgage Corporation		174,508,969	FNMA 555743
FHR 2541 DM			Federal National Mortgage			5%, 09/01/33	36,638 M	39,259,340
5.5%, 12/15/32	20,821 M	$ 22,852,819	Association 72.6%			FNMA 738887
						5.5%, 10/01/33	461 M	502,657
Mortgage-Backed Securities:			Collateralized Mortgage Obligations:			FNMA 748895
15-Year:			FNR 03-32 BZ			6%, 12/01/33	348 M	385,198
FHLMC J10883			6%, 11/25/32	1,321 M	1,491,902	FNMA 735591
4.5%, 10/01/24	19,648 M	20,846,722	Mortgage-Backed Securities:			5%, 06/01/35	26,000 M	27,827,715
FGCI G13790			15-Year:			FNMA 891386
4.5%, 04/01/25	11,882 M	12,599,985	FNMA AC1650			5.5%, 10/01/35	16,611 M	18,080,568
		33,446,707	4.5%, 09/01/24	11,176 M	11,877,337	FNMA 735997
30-Year:			FNMA AC8938			5.5%, 11/01/35	33,295 M	36,241,113
FHLMC 170141			4.5%, 01/01/25	21,062 M	22,383,053	FNMA 745275
11%, 09/01/15	211	232			34,260,390	5%, 02/01/36	46,358 M	49,588,167
FHLMC 170147			20-Year:			FNMA 745336
11%, 11/01/15	672	772	FNMA 252206			5%, 03/01/36	3,218 M	3,442,360
FHLMC 360017			6%, 01/01/19	20 M	21,730	FNMA 881279
11%, 11/01/17	256	298	FNMA 758564			5%, 11/01/36	2,394 M	2,578,594
FGLMC G01840			6%, 09/01/24	326 M	359,303	FNMA 190377
5%, 07/01/35	47,953 M	51,318,306			381,033	5%, 11/01/36	44,846 M	47,970,722
FHLMC A86605			25-Year:			FNMA 918011
5.5%, 12/01/35	12,390 M	13,487,206	FNMA 251808			5%, 05/01/37	22,673 M	24,181,619
FGLMC A61531			10%, 04/01/18	15 M	15,361	FNMA 256711
6%, 09/01/36	10,890 M	12,041,239	FNMA 735703			5.5%, 05/01/37	17,666 M	19,190,986
FGLMC G06205			5%, 04/01/29	21,427 M	23,053,818	FNMA 933463
5%, 12/01/36	12,223 M	13,080,994			23,069,179	5.5%, 02/01/38	12,119 M	13,164,604
FHLMC A64971						FNMA 933464
5.5%, 08/01/37	55 M	60,256				5.5%, 02/01/38	21,295 M	23,112,737

The accompanying notes are an integral part of the financial statements.                                                                                                                                        19

Sentinel Government Securities Fund

(Continued)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNMA 929321			Corporate Short-Term Notes 0.7%
5.5%, 03/01/38	10,526 M	$ 11,424,536	Nestle Capital Corp.
FNMA 930992			0.05%, 06/01/11
5%, 04/01/39	12,601 M	13,435,235	(Cost $5,000,000)	5,000 M	5,000,000
FNMA 931019
5%, 04/01/39	15,978 M	17,036,811			Space
FNMA 931292					Value
5.5%, 06/01/39	9,575 M	10,561,729		Shares	(Note 2)
FNMA 931533			Institutional Money Market Funds 0.8%
4.5%, 07/01/39	7,814 M	8,283,383	State Street Institutional US Government
FNMA 931535			Money Market Fund
5.5%, 07/01/39	6,166 M	6,801,611	(Cost $5,736,151)	5,736,151	5,736,151
FNMA AD4333			Total Investments 99.1%
5%, 03/01/40	18,152 M	19,354,669	(Cost $686,083,353)†		694,998,150
FNMA AB2476
4.5%, 03/01/41	22,814 M	23,765,903	Other Assets in Excess of
FNMA AB2645			Liabilities 0.9%		6,517,911
4.5%, 05/01/41	21,790 M	22,672,859
		449,985,432	Net Assets 100.0%		$ 701,516,061
Total Federal National
Mortgage Association		509,187,936	† Cost for federal income tax purposes is $686,083,353. At
Government National Mortgage			May 31, 2011 unrealized appreciation for federal income
			tax purposes aggregated $8,914,797 of which $8,915,837
Corporation 0.1%			related to appreciated securities and $1,040 related to
Mortgage-Backed Securities:			depreciated securities.
20-Year:
GNMA 623177
6.5%, 08/15/23	115 M	131,087
25-Year:
GNMA 608728
6.5%, 11/15/25	182 M	210,836
30-Year:
GNMA 506805
6.5%, 06/15/29	196 M	223,171
Total Government National Mortgage
Corporation		565,094
Total U.S. Government Obligations
(Cost $675,347,202)		684,261,999

At May 31, 2011, the following futures contracts were outstanding with $136,270 in cash segregated with the broker for margin maintenance purposes:

Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 30 U.S. Treasury 10-Year Note futures contracts	9/11	$ 3,678,281	$ (5,444)
Short, 30 U.S. Treasury 30-Year Bond futures contracts	9/11	3,745,313	(8,491)
Totals		$ 7,423,594	$ (13,935)
Net payments of variation margin and/or brokerage fees			107
Variation margin payable on open futures contracts			$ (13,828)

20                                                                                                     The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.5%	Consumer Discretionary	13.1%
Industrials	18.4%	Financials	9.5%
Energy	16.4%	Health Care	3.3%
Materials	13.3%	Consumer Staples	2.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	4.9%	Yum! Brands, Inc.	4.3%
Praxair, Inc.	4.7%	BlackRock, Inc.	4.3%
Dollar Tree, Inc.	4.7%	Emerson Electric Co.	4.3%
Schlumberger Ltd.	4.5%	McDonald's Corp.	4.1%
Norfolk Southern Corp.	4.4%	SPDR Gold Trust	4.0%
		Total of Net Assets	44.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)

		Space			Space	†	Cost for federal income tax purposes is $27,887,741. At May
		Value			Value		31, 2011 unrealized appreciation for federal income tax
							purposes aggregated $10,108,006 of which $10,179,300
	Shares	(Note 2)		Shares	(Note 2)		related to appreciated securities and $71,294 related to
Domestic Common Stocks 90.3%			Avago Technologies Ltd.	10,000	$ 337,900		depreciated securities.
Consumer Discretionary 13.1%			Intel Corp.	40,000	900,400	ADR	-	American Depositary Receipt
Dollar Tree, Inc.*	28,000	$ 1,784,720	Int'l. Business Machines Corp.	11,000	1,858,230	SPDR	-	Standard & Poor's Depository Receipts
McDonald's Corp.	19,000	1,549,260	Linear Technology Corp.	20,000	691,800
Yum! Brands, Inc.	30,000	1,659,600	Visa, Inc.	18,000	1,459,080
		4,993,580			7,786,130
Consumer Staples 2.3%			Materials 6.8%
Walgreen Co.	20,000	872,600	Freeport-McMoRan Copper &
Energy 16.4%			Gold, Inc.	15,000	774,600
			Praxair, Inc.	17,000	1,799,280
McDermott Int'l., Inc.*	35,000	742,700			2,573,880
Occidental Petroleum Corp.	10,000	1,078,500	Total Domestic Common Stocks
Peabody Energy Corp.	20,000	1,227,200	(Cost $25,504,169)		34,298,920
Schlumberger Ltd.	20,000	1,714,400	Domestic Exchange Traded Funds 4.0%
Suncor Energy, Inc.	35,000	1,466,500	Materials 4.0%
		6,229,300	SPDR Gold Trust*
Financials 9.5%			(Cost $722,239)	10,000	1,496,400
BlackRock, Inc.	8,000	1,644,480	Foreign Stocks & ADR's 2.5%
JPMorgan Chase & Co.	25,000	1,081,000	Australia 2.5%
Royal Bank of Canada	15,000	878,700	BHP Billiton Ltd. ADR
		3,604,180	(Cost $415,106)	10,000	954,200
Health Care 3.3%			Institutional Money Market Funds 3.3%
Stryker Corp.	20,000	1,248,000	State Street Institutional US Government
			Money Market Fund
Industrials 18.4%			(Cost $1,246,227)	1,246,227	1,246,227
BE Aerospace, Inc.*	36,000	1,347,120	Total Investments 100.1%
Emerson Electric Co.	30,000	1,636,500	(Cost $27,887,741)†		37,995,747
Illinois Tool Works, Inc.	25,000	1,433,000	Excess of Liabilities Over
Norfolk Southern Corp.	23,000	1,686,130	Other Assets (0.1)%		(28,707)
Parker Hannifin Corp.	10,000	888,500
		6,991,250	Net Assets 100.0%	$ 37,967,040
Information Technology 20.5%
ANSYS, Inc.*	20,000	1,147,400
Apple, Inc.*	4,000	1,391,320	* Non-income producing.

The accompanying notes are an integral part of the financial statements.                                                                                                       21

Sentinel International Equity Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	16.9%	Consumer Staples	9.9%
Industrials	14.2%	Energy	8.6%
Materials	12.4%	Information Technology	7.8%
Consumer Discretionary	10.0%	Telecommunication Services	4.3%
Health Care	9.9%	Utilities	4.0%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
United Kingdom	14.0%	Hong Kong	5.4%
Japan	11.9%	Australia	4.2%
France	11.2%	Spain	3.5%
Switzerland	10.6%	United States	3.3%
Germany	10.3%	Netherlands	3.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Roche Holding AG	2.8%	Fresenius SE	2.1%
Newcrest Mining Ltd.	2.6%	ABB Ltd.	1.9%
Vodafone Group PLC	2.3%	Samsung Electronics Co. Ltd.	1.9%
BG Group PLC	2.3%	Cheung Kong Hldgs. Ltd.	1.8%
Fanuc Ltd.	2.1%	Groupe Danone	1.8%
		Total of Net Assets	21.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 2.0%			China 2.3%			E.ON AG (a)	65,000	$ 1,848,550
Energy 1.0%			Shandong Weigao Grp. Med.			Fresenius SE (a)	35,000	3,679,302
Cameco Corp.	60,000	$ 1,683,600	Polymer Co. Ltd. (a)	1,520,000	$ 2,015,763	MAN AG (a)	22,000	3,070,996
						SAP AG (a)	40,000	2,488,608
Materials 1.0%			Want Want China Holdings Ltd. (a)	2,000,000	1,917,210
Potash Corp. of					3,932,973	Siemens AG (a)	20,000	2,682,478
Saskatchewan, Inc.	30,000	1,698,000						17,902,815
Total Domestic Common Stocks			Denmark 1.5%			Hong Kong 3.9%
(Cost $2,723,605)		3,381,600	Novo Nordisk A/S ADR	20,000	2,520,200
Domestic Exchange Traded Funds 1.5%			Finland 1.4%			Cheung Kong Hldgs. Ltd. (a)	200,000	3,132,367
						Li & Fung Ltd.	800,000	1,777,469
Materials 1.5%			Fortum Oyj (a)	70,000	2,343,428
SPDR Gold Trust*			France 11.2%			Shanghai Industrial Holdings Ltd. (a)	500,000	1,824,540
(Cost $2,055,249)	17,500	2,618,700	Accor SA (a)	60,000	2,755,921			6,734,376
Foreign Exchange Traded Funds 1.5%			Air Liquide (a)	12,000	1,672,334	India 1.5%
Financials 1.5%			AXA SA (a)	86,666	1,858,471	ICICI Bank Ltd. ADR	55,000	2,622,950
iShares FTSE A50 China Index ETF*			BNP Paribas (a)	34,000	2,664,077	Israel 2.4%
(Cost $2,566,124)	1,500,000	2,534,282	Bouygues SA (a)	48,000	2,225,118	NICE Systems Ltd. ADR*	60,000	2,136,000
			Groupe Danone (a)	42,000	3,085,741	Teva Pharmaceutical
Foreign Stocks & ADR's 93.0%			Total SA ADR	45,000	2,591,550	Industries Ltd. ADR	40,000	2,036,000
Australia 4.2%								4,172,000
BHP Billiton Ltd. (a)	60,000	2,857,238	Veolia Environnement SA (a)	85,000	2,587,053	Italy 1.6%
Newcrest Mining Ltd. (a)	105,000	4,447,949			19,440,265	Saipem SpA (a)	51,815	2,743,310
		7,305,187	Germany 10.3%			Japan 11.9%
Brazil 2.3%			Allianz SE ADR	147,000	2,045,505	Canon, Inc. (a)	40,000	1,920,936
Petroleo Brasileiro SA ADR	65,000	2,250,950	Bayer AG (a)	20,000	1,643,702	Fanuc Ltd. (a)	24,000	3,704,423
Vale SA ADR	55,000	1,774,300				Kansai Paint Co Ltd. (a)	270,000	2,430,849
		4,025,250	Bayerische Motoren Werke AG (a)	5,000	443,674	Komatsu Ltd. (a)	90,000	2,702,815

22 The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Continued)

		Value				Value
	Shares	(Note 2)			Shares	(Note 2)
Mitsubishi Corp. (a)	100,000	$ 2,542,181	Institutional Money Market Funds 0.6%
Mitsubishi Estate Co Ltd. (a)	110,000	1,965,551	State Street Institutional US Government
Nidec Corp. (a)	20,000	1,798,139	Money Market Fund
Toyota Motor Corp. (a)	40,000	1,671,976	(Cost $1,115,414)		1,115,414	1,115,414
Uni-Charm Corp. (a)	45,000	1,823,719			Principal
		20,560,589			Amount	Value
Malaysia 1.3%					(M=$1,000)	(Note 2)
Genting Bhd (a)	600,000	2,193,085	U.S. Government Obligations 1.2%
Netherlands 3.2%			Federal National Mortgage Association 1.2%
			Agency Discount Notes:
ING Groep NV *(a)	160,000	1,939,733	0.025%, 06/01/11
Royal Dutch Shell PLC (a)	45,000	1,606,559	(Cost $2,000,000)		2,000 M	$ 2,000,000
Unilever NV (a)	61,000	1,993,130	Total Investments 99.8%
		5,539,422	(Cost $134,977,959)†			172,497,534
Singapore 1.9%			Other Assets in Excess of
Singapore Technologies			Liabilities 0.2%			399,580
Engineering Ltd. (a)	1,000,000	2,408,671
Wilmar Int'l. Ltd (a)	200,000	863,040	Net Assets 100.0%		$ 172,897,114
		3,271,711
South Korea 1.9%			*	Non-income producing.
Samsung Electronics Co. Ltd. (a)	4,000	3,353,620
			†	Cost for federal income tax purposes is $134,977,959. At
Spain 3.5%				May 31, 2011 unrealized appreciation for federal income tax
Banco Santander SA ADR	150,000	1,783,500		purposes aggregated $37,519,575 of which $42,121,483
				related to appreciated securities and $4,601,908 related to
Inditex SA (a)	27,000	2,460,564		depreciated securities.
Telefonica SA ADR	78,000	1,897,740
		6,141,804	(a)	Fair valued.
Switzerland 10.6%			ADR	-	American Depositary Receipt
			SPDR	-	Standard & Poor's Depository Receipts
ABB Ltd. (a)	125,000	3,360,875
Credit Suisse Group (a)	40,000	1,719,865
Informa PLC (a)	222,700	1,597,863
Nestle SA (a)	45,000	2,893,120
Novartis AG (a)	30,000	1,935,626
Roche Holding AG (a)	27,000	4,753,945
Swatch Group AG (a)	4,000	1,994,134
		18,255,428
Taiwan 2.1%
Chunghwa Telecom Co Ltd.ADR	50,000	1,635,000
Hon Hai Precision Industry Co. Ltd. (a)	571,743	2,012,926
		3,647,926
United Kingdom 14.0%
Barclays PLC (a)	430,000	1,965,272
BG Group PLC (a)	168,000	3,900,813
Diageo PLC (a)	119,300	2,542,747
HSBC Holdings PLC (a)	264,408	2,778,849
Johnson Matthey PLC (a)	57,000	1,992,951
Standard Chartered PLC (a)	90,000	2,416,360
Tesco PLC (a)	255,817	1,768,107
Vodafone Group PLC (a)	1,450,000	4,031,857
WPP PLC (a)	220,000	2,744,243
		24,141,199
Total Foreign Stocks & ADR's
(Cost $124,517,567)		160,847,538

The accompanying notes are an integral part of the financial statements.                                                                                                23

Sentinel Mid Cap Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.7%	Energy	8.3%
Industrials	17.0%	Consumer Staples	4.8%
Consumer Discretionary	15.7%	Materials	4.6%
Health Care	13.1%	Utilities	1.1%
Financials	12.9%	Telecommunication Services	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.0%	Polycom, Inc.	1.5%
ANSYS, Inc.	1.7%	NICE Systems Ltd.	1.4%
Dolby Laboratories, Inc.	1.6%	Techne Corp.	1.4%
LKQ Corp.	1.6%	Waste Connections, Inc.	1.4%
Flowers Foods, Inc.	1.5%	HCC Insurance Holdings, Inc.	1.4%
		Total of Net Assets	15.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.3%			Range Resources Corp.	18,000	$ 1,006,560	Illumina, Inc.*	9,330	$ 672,507
Consumer Discretionary 15.7%			Superior Energy Services, Inc.*	36,600	1,371,402	Life Technologies Corp.*	20,100	1,044,597
Ascena Retail Group, Inc.*	41,100	$ 1,375,206	Tidewater, Inc.	14,700	803,355	Mednax, Inc.*	10,400	781,560
Coach, Inc.	16,820	1,070,761	Weatherford Int'l. Ltd.*	57,720	1,141,124	Mettler-Toledo Int'l., Inc.*	4,870	815,092
Darden Restaurants, Inc.	24,860	1,259,159			9,258,104	Quality Systems, Inc.	11,800	1,015,744
Dick's Sporting Goods, Inc.*	25,600	1,017,344	Financials 11.5%			Resmed, Inc.*	41,000	1,320,200
Dollar Tree, Inc.*	16,500	1,051,710	Affiliated Managers Group, Inc.*	5,200	549,796	Techne Corp.	19,490	1,588,435
Gentex Corp.	34,400	1,009,640	City National Corp/CA	22,900	1,289,957	Varian Medical Systems, Inc.*	12,200	823,988
Gildan Activewear, Inc.	32,000	1,194,240	East West Bancorp, Inc.	57,300	1,151,157			13,729,550
Guess? Inc	17,500	800,100				Industrials 17.0%
LKQ Corp.*	65,640	1,745,368	Endurance Specialty Holdings Ltd.	27,000	1,096,470	Ametek, Inc.	32,500	1,413,425
Morningstar, Inc.	18,400	1,111,544	HCC Insurance Holdings, Inc.	46,640	1,543,317	CH Robinson Worldwide, Inc.	9,650	774,123
O'Reilly Automotive, Inc.*	13,500	811,485	Invesco Ltd.	34,100	841,247	Cintas Corp.	27,950	918,157
Phillips-Van Heusen Corp.	17,900	1,180,863	MSCI, Inc.*	16,010	604,698	Copart, Inc.*	32,120	1,509,640
Texas Roadhouse, Inc.	35,000	603,050	New Inc York Community Bancorp	37,500	607,500	Donaldson Co., Inc.	9,950	594,114
Tractor Supply Co.	17,500	1,105,300	Northern Trust Corp.	13,820	674,278	Equifax, Inc.	23,870	902,047
Urban Outfitters, Inc.*	18,000	548,280	PartnerRe Ltd.	8,400	628,656	Flowserve Corp.	10,575	1,282,007
VF Corp.	10,000	996,700	Raymond James Financial, Inc.	15,000	536,100	IDEX Corp.	14,500	657,430
WMS Industries, Inc.*	17,700	556,842	Signature Bank*	14,650	833,878	IHS, Inc.*	13,660	1,198,255
		17,437,592	Willis Group Holdings PLC	13,900	576,850	ITT Corp.	9,910	571,014
Consumer Staples 4.8%			WR Berkley Corp.	35,200	1,165,472	Jacobs Engineering Group, Inc.*	15,610	718,997
Church & Dwight Co., Inc.	18,300	1,539,030	Zions Bancorporation	29,000	691,070	JB Hunt Transport Services, Inc.	20,800	953,680
Flowers Foods, Inc.	50,940	1,697,830			12,790,446	Joy Global, Inc.	9,950	892,018
Nu Skin Enterprises, Inc.	37,200	1,454,148	Health Care 12.3%			MSC Industrial Direct Co.	15,000	1,042,650
Ralcorp Holdings, Inc.*	6,900	606,786	Bio-Rad Laboratories, Inc.*	7,100	883,453	Quanta Services, Inc.*	42,060	830,685
		5,297,794	CR Bard, Inc.	11,830	1,322,357	Ritchie Bros Auctioneers, Inc.	29,300	812,196
Energy 8.3%			Dentsply Int'l., Inc.	27,430	1,076,353	Roper Industries, Inc.	16,410	1,369,743
Core Laboratories NV	11,820	1,213,796				Stericycle, Inc.*	9,650	859,719
Newfield Exploration Co.*	16,000	1,193,440	Endo Pharmaceuticals Holdings, Inc.*	21,300	886,719	Waste Connections, Inc.	49,600	1,559,424
Petrohawk Energy Corp.*	47,770	1,264,472	Gen-Probe, Inc.*	7,600	621,604			18,859,324
Plains Exploration & Production Co.*	34,300	1,263,955	IDEXX Laboratories, Inc.*	11,140	876,941

24                                                                                                                    The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Continued)

		Space		Principal
		Value		Amount	Value
	Shares	(Note 2)		(M=$1,000)	(Note 2)
Information Technology 17.3%			U.S. Government Obligations 1.8%
Altera Corp.	17,500	$ 841,575	Federal National Mortgage Association 1.8%
Amdocs Ltd.*	26,455	805,290	Agency Discount Notes:
ANSYS, Inc.*	32,100	1,841,577	0.025%, 06/01/11
Citrix Systems, Inc.*	10,200	893,724	(Cost $2,000,000)	2,000 M	$ 2,000,000
Dolby Laboratories, Inc.*	39,000	1,822,860	Total Investments 99.2%
F5 Networks, Inc.*	9,000	1,022,220	(Cost $76,882,305)†		110,123,381
FLIR Systems, Inc.	38,580	1,394,667	Other Assets in Excess of
Jack Henry & Associates, Inc.	19,400	606,056	Liabilities 0.8%		904,288
Micros Systems, Inc.*	17,300	883,338
Nuance Communications, Inc.*	43,155	947,684	Net Assets 100.0%		$ 111,027,669
Open Text Corp.*	33,570	2,190,443
Plantronics, Inc.	37,500	1,371,750	* Non-income producing.
Polycom, Inc.*	28,400	1,630,444	†	Cost for federal income tax purposes is $76,882,305. At May
Power Integrations, Inc.	31,460	1,158,357	31, 2011 unrealized appreciation for federal income tax
			purposes aggregated $33,241,076 of which $33,643,446
Semtech Corp.*	29,081	832,298	related to appreciated securities and $402,370 related to
			depreciated securities.
Trimble Navigation Ltd.*	21,980	960,306	(a)	Return of capital paid during the fiscal period.
		19,202,589
Materials 4.6%			ADR	- American Depositary Receipt
AptarGroup, Inc.	23,270	1,242,618
Ecolab, Inc.	24,090	1,322,059
Nalco Holding Co.	42,000	1,198,680
Sigma-Aldrich Corp.	3,020	212,276
Steel Dynamics, Inc.	64,000	1,094,400
		5,070,033
Telecommunication Services 0.7%
American Tower Corp.*	13,540	751,199
Utilities 1.1%
ITC Holdings Corp.	16,900	1,221,701
Total Domestic Common Stocks
(Cost $72,043,281)		103,618,332
Foreign Stocks & ADR's 2.2%
Israel 1.4%
NICE Systems Ltd. ADR*	45,275	1,611,790
United Kingdom 0.8%
Shire Ltd. ADR	8,900	850,751
Total Foreign Stocks & ADR's
(Cost $1,531,914)		2,462,541
Real Estate Investment Trusts 1.4%
Financials 1.4%
Digital Realty Trust, Inc.	14,500	904,365
Home Properties, Inc.(a)	9,600	594,240
Total Real Estate Investment Trusts
(Cost $763,207)		1,498,605
Institutional Money Market Funds 0.5%
State Street Institutional US Government
Money Market Fund*
(Cost $543,903)	543,903	543,903

The accompanying notes are an integral part of the financial statements.                                                                                                    25

Sentinel Mid Cap Value Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	18.4%	Consumer Discretionary	13.7%
Energy	16.6%	Financials	11.4%
Health Care	16.6%	Materials	3.7%
Information Technology	15.5%	Consumer Staples	3.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Golar LNG Ltd.	9.3%	Laboratory Corp of America Holdings	4.6%
Arch Capital Group Ltd.	5.4%	Fidelity National Information Services, Inc.	4.1%
Alere, Inc.	5.0%	Compass Minerals Int'l. Inc	3.7%
Waste Connections, Inc.	4.9%	Monster Worldwide, Inc.	3.5%
Warner Chilcott PLC	4.8%	Visteon Corp/New	3.3%
		Total of Net Assets	48.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.6%			Sensata Technologies Holding NV*	142,425	$ 5,167,179	State Street Institutional US Government
Consumer Discretionary 10.5%			Steelcase, Inc.	470,275	5,111,889	Money Market Fund (Cost $832,914)	832,914	832,914
						Total Investments 99.3%
Discovery Communications, Inc. Series C*	74,500	$ 2,892,835	Waste Connections, Inc.	305,475	9,604,134	(Cost $144,520,092)†		$ 193,085,525
Jarden Corp.	153,400	5,375,136			32,490,726
Macy's, Inc.	196,475	5,674,198	Information Technology 15.5%			Other Assets in Excess of
Visteon Corp/New*	106,355	6,518,498	Arris Group, Inc.*	568,200	6,414,978	Liabilities 0.7%		1,419,075
		20,460,667	Fidelity National Information
Consumer Staples 3.0%			Services, Inc.	250,323	8,055,394	Net Assets 100.0%		$ 194,504,600
Ralcorp Holdings, Inc.*	65,783	5,784,957	Loral Space & Communications, Inc.*	37,263	2,478,735	* Non-income producing.
Energy 14.2%			Monster Worldwide, Inc.*	438,600	6,763,212	†	Cost for federal income tax purposes is $144,520,092. At
Golar LNG Ltd.	569,542	18,145,608	NeuStar, Inc.*	238,825	6,390,957	May 31, 2011 unrealized appreciation for federal income tax
Gulfmark Offshore, Inc.*	157,766	6,452,629			30,103,276	purposes aggregated $48,565,433 of which $55,235,169
						related to appreciated securities and $6,669,736 related to
Paladin Energy Ltd.*	914,700	3,059,672	Materials 3.7%			depreciated securities.
		27,657,909	Compass Minerals Int'l. Inc	77,285	7,185,186	(a) Fair valued.
Financials 11.4%			Total Domestic Common Stocks
Alterra Capital Holdings Ltd.	110,575	2,515,581	(Cost $128,121,767)		178,096,766	ADR - American Depositary Receipt
Arch Capital Group Ltd.*	314,175	10,597,123	Limited Partnership Interests 1.1%
PHH Corp.*	211,100	4,426,767	Energy 1.1%
Willis Group Holdings PLC	112,450	4,666,675	Golar LNG Partners LP
		22,206,146	(Cost $2,029,693)	75,175	2,080,844
Health Care 16.6%			Foreign Stocks & ADR's 6.2%
Alere, Inc.*	243,350	9,734,000	Bermuda 1.3%
Hospira, Inc.*	76,500	4,229,685	Golar LNG Ltd.	76,285	2,578,417
Laboratory Corp of America			Gibraltar 3.2%
Holdings*	88,050	8,878,082	Bwin.Party Digital
Warner Chilcott PLC	388,475	9,366,132	Entertainment PLC *(a)	2,602,725	6,255,529
		32,207,899	Singapore 1.7%
Industrials 16.7%			Keppel Corp. Ltd. ADR	173,690	3,241,055
Aegean Marine Petroleum			Total Foreign Stocks & ADR's
Network, Inc.	142,825	1,195,445	(Cost $13,535,718)		12,075,001
KAR Auction Services, Inc.*	271,475	5,676,542	Institutional Money Market Funds 0.4%
Republic Services, Inc.	181,965	5,735,537

26                                                                                                                     The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

(Unaudited)

Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			7.9%
1 yr. to 2.99 yrs.			86.5%
3 yrs. to 3.99 yrs.			5.5%

Average Effective Duration (for all Fixed Income Holdings) 2.0 years**

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
GNR 10-112 PM	3.25%	09/20/33	7.4%	FHR 3772 HC	3.00%	10/15/18	4.7%
FNR 10-64 AD	3.00%	12/25/20	6.1%	FNR 10-83 AK	3.00%	11/25/18	4.6%
GNR 10-99 PT	3.50%	08/20/33	5.6%	FNR 09-88 DB	3.00%	10/25/20	2.9%
FNR 11-3 EL	3.00%	05/25/20	4.9%	FNR 09-113 DB	3.00%	12/25/20	2.9%
FNR 10-153 AC	2.00%	11/25/18	4.8%	FHR 3507 AC	4.00%	06/15/27	2.8%
				Total of Net Assets			46.7%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 99.2%			FHR 3772 HC			FHR 3570 PA
U.S. Government Agency			3%, 10/15/18	130,813 M	$ 136,158,628	5%, 07/15/31	3,725 M	$ 3,870,039
Obligations 99.2%			FHRR R005 AB			FHR 2551 TE
Federal Home Loan Mortgage			5.5%, 12/15/18	6,163 M	6,401,714	5.5%, 09/15/31	2,395 M	2,485,076
Corporation 27.3%			FHR 3659 DE			FHR 3284 BA
Agency Discount Notes:			2%, 03/15/19	7,256 M	7,390,827	4.5%, 02/15/32	8,682 M	9,034,741
0.03%, 06/02/11	2,000 M	$ 1,999,998	FHR 3645 EH			FHR 3083 UB
			3%, 12/15/20	26,988 M	28,022,845	4.5%, 06/15/32	3,324 M	3,470,844
Collateralized Mortgage Obligations:			FHR 2503 PV			FHR 2991 QC
FHR 2353 TD			6%, 12/15/20	2,358 M	2,378,439	5%, 08/15/34	4,925 M	4,966,610
6%, 09/15/16	99 M	105,783	FHR 2692 QC			FHR 2927 ED
FHR 3261 AG			5%, 02/15/21	7,539 M	7,721,972	4%, 01/15/35	14,785 M	15,514,663
5.5%, 01/15/17	8,084 M	8,604,047	FHR 2709 PD			FHR 3662 TC
FHR 2510 AJ			5%, 03/15/21	9,664 M	9,954,588	3.5%, 04/15/35	50,886 M	53,317,437
5%, 10/15/17	3,973 M	4,304,590	FHR 3574 EA			FHR 3238 LA
FHR 2508 CK			3%, 09/15/21	37,633 M	39,020,692	4.5%, 06/15/35	5,034 M	5,248,879
5%, 10/15/17	7,801 M	8,451,496	FHR 3559 AB			FHR 3638 PA
FHR 2530 BH			4.5%, 03/15/23	4,444 M	4,674,767	4.5%, 03/15/37	19,006 M	20,208,934
5%, 11/15/17	10,057 M	10,864,859	FHR 3571 BA					692,749,875
FHR 3604 AG			4.5%, 04/15/23	25,463 M	27,008,288	Mortgage-Backed Securities:
4%, 12/15/17	13,545 M	14,216,097	FHR 2922 EP			10-Year:
FHR 3562 AN			4.5%, 05/15/23	12,344 M	12,818,696	FHLMC E89015
4%, 12/15/17	6,213 M	6,570,720	FHR 3780 TL			6.5%, 04/01/12	35 M	35,464
FHR 3567 ND			3.75%, 04/15/24	59,595 M	62,511,263	FHLMC J00464
4%, 12/15/17	47,167 M	50,031,170	FHR 3507 AC			5%, 11/01/15	2,224 M	2,384,308
FHR 2629 BL			4%, 06/15/27	77,025 M	80,632,853			2,419,772
4.5%, 01/15/18	15,114 M	15,943,086	FHR 2953 PC
FHR 2635 DG			5.5%, 08/15/29	2,798 M	2,878,154	15-Year:
4.5%, 01/15/18	4,130 M	4,341,612	FHR 2766 PE			FHLMC E00436
FHR 2642 WP			5%, 10/15/29	13,828 M	14,307,078	7%, 06/01/11	108	109
4.5%, 02/15/18	8,822 M	9,318,388

The accompanying notes are an integral part of the financial statements.                                                                                                                                          27

Sentinel Short Maturity Government Fund

(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FHLMC M30123			FHLMC D94982			FNR 3584 AB
6.5%, 07/01/11	838	$ 838	7%, 04/01/16	60 M	$ 66,240	4.5%, 12/15/22	47,747 M	$ 50,592,246
FHLMC E85491			FHLMC D94230			FNR 10-3 GA
6.5%, 09/01/11	1 M	1,409	7.5%, 10/01/19	178 M	202,422	4%, 02/25/25	13,069 M	13,825,324
FHLMC G10654					325,295	FNR 2011-15 HC
7%, 02/01/12	17 M	16,990	30-Year:			2.5%, 03/25/26	46,230 M	47,510,839
FHLMC G10705			FHLMC 302609			FNR 3681 AH
6.5%, 08/01/12	29 M	31,541	8%, 08/01/17	15 M	15,375	4%, 10/15/27	22,554 M	23,671,253
FHLMC G11228			FHLMC G00100			FNR 03-86 OD
6.5%, 12/01/12	2 M	2,100	8%, 02/01/23	11 M	13,206	5%, 06/25/28	4,181 M	4,198,723
FHLMC E94628			FHLMC A17291			FNR 03-24 UJ
5%, 02/01/13	170 M	174,658	6.5%, 11/01/33	1,401 M	1,588,007	4.5%, 03/25/31	5,827 M	6,003,122
FHLMC E72131					1,616,588	FNR 03-1 PG
6.5%, 08/01/13	45 M	49,380	Total Federal Home Loan			5.5%, 09/25/31	5,909 M	6,163,514
FHLMC G11135			Mortgage Corporation		789,455,871	FNR 03-69 GH
6.5%, 08/01/13	19 M	18,689	Federal National Mortgage			3.25%, 12/25/31	9,421 M	9,771,400
FHLMC E72178			Association 51.9%			FNR 03-69 GJ
6.5%, 09/01/13	17 M	18,302	Collateralized Mortgage Obligations:			3.5%, 12/25/31	10,698 M	11,146,273
FHLMC G10965			FNR 02-11 QC			FNR 02-82 PD
7.5%, 10/01/14	13 M	14,283	5.5%, 03/25/17	2,900 M	3,090,786	6%, 02/25/32	4,021 M	4,204,090
FHLMC E82128			FNR 02-18 PC			FNR 03-76 PQ
7%, 03/01/15	19 M	19,403	5.5%, 04/25/17	2,441 M	2,560,525	3.5%, 04/25/32	935 M	979,009
FHLMC E00843			FNR 10-110 HC			FNR 05-105 TJ
8%, 04/01/15	6 M	6,378	2.5%, 10/25/18	69,948 M	72,052,310	5.5%, 12/25/35	448 M	458,069
FHLMC E01009			FNR 10-153 AC			FNR 10-52 PA
6.5%, 08/01/16	328 M	355,364	2%, 11/25/18	137,038 M	140,075,863	4.5%, 11/25/36	27,398 M	29,123,992
FHLMC G11585			FNR 10-83 AK			FNR 09-3 HL
7%, 02/01/17	160 M	165,505	3%, 11/25/18	128,536 M	133,645,984	5%, 02/25/39	6,735 M	7,185,257
FHLMC E88357			FNR 09-70 NL			FNR 09-32 BH
6.5%, 03/01/17	47 M	52,178	3%, 08/25/19	62,303 M	64,770,108	5.25%, 05/25/39	7,687 M	8,342,359
FGCI E97047			FNR 09-70 NM					1,429,812,546
4%, 05/01/18	2,712 M	2,870,856	3.25%, 08/25/19	77,137 M	80,596,995	Mortgage-Backed Securities:
FGCI E96256			FNR 09-78 NG			10-Year:
4%, 05/01/18	3,222 M	3,411,166	3.5%, 08/25/19	36,863 M	38,697,872	FNMA 595730
FGCI E96749			FNR 09-70 NQ			6.5%, 09/01/11	1 M	1,455
4%, 06/01/18	4,426 M	4,685,328	3.5%, 08/25/19	47,264 M	49,632,042	FNMA 603547
FGCI E97094			FNR 11-3 EL			6.5%, 09/01/11	3 M	2,733
4%, 06/01/18	4,595 M	4,864,929	3%, 05/25/20	135,266 M	140,681,242	FNMA 254082
FGCI E97149			FNR 10-65 AD			5.5%, 10/01/11	3 M	2,645
4%, 07/01/18	4,375 M	4,631,238	3%, 09/25/20	22,877 M	23,750,044	FNMA 254076
FGCI E97184			FNR 03-106 WD			6.5%, 10/01/11	4 M	4,134
4%, 07/01/18	6,553 M	6,937,093	4.5%, 09/25/20	8,122 M	8,334,589	FNMA 254119
FHLMC E98706			FNR 09-88 DB			5.5%, 11/01/11	6 M	6,994
5%, 08/01/18	2,284 M	2,465,696	3%, 10/25/20	80,542 M	83,680,148	FNMA 254113
FGCI B10742			FNR 09-88 DC			6.5%, 11/01/11	4 M	4,215
4.5%, 11/01/18	1,631 M	1,745,254	3.25%, 10/25/20	62,076 M	64,851,898	FNMA 254163
FHLMC B11933			FNR 09-113 DB			5.5%, 12/01/11	12 M	12,691
4%, 01/01/19	10,198 M	10,770,155	3%, 12/25/20	79,799 M	82,928,644	FNMA 254226
FHLMC B12434			FNR 10-64 AD			5.5%, 02/01/12	70 M	74,633
4.5%, 03/01/19	3,540 M	3,783,938	3%, 12/25/20	167,811 M	175,302,412	FNMA 633905
FHLMC J05907			FNR 08-61 CA			5.5%, 03/01/12	4 M	4,344
6%, 08/01/19	3,171 M	3,494,656	5%, 08/25/22	8,502 M	9,057,946	FNMA 644268
FGCI G13841			FNR 08-55 NA			5.5%, 04/01/12	7 M	7,097
4%, 05/01/20	23,522 M	24,887,584	5%, 08/25/22	6,756 M	7,198,016	FNMA 254399
FGCI G13628			FNR 08-80 TJ			6.5%, 06/01/12	109 M	110,961
4.5%, 06/01/21	13,895 M	14,869,323	5%, 09/25/22	13,945 M	14,821,342	FNMA 254457
		90,344,343	FNR 08-81 KA			6.5%, 07/01/12	28 M	28,137
20-Year:			5%, 10/25/22	6,166 M	6,550,602	FNMA 254427
FHLMC C90035			FNR 03-42 EP			6.5%, 07/01/12	140 M	142,828
6.5%, 11/01/13	52 M	56,633	4%, 11/25/22	4,185 M	4,357,708

28                                                                                                                     The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 254698			FNMA 630985			FNMA AC0318
6.5%, 01/01/13	36 M	$ 37,279	7%, 09/01/15	108 M	$ 111,637	5%, 06/01/24	1,100 M	$ 1,190,319
FNMA 254882			FNMA 594601					68,501,617
5%, 08/01/13	24 M	25,144	8.5%, 10/01/15	9 M	9,100	20-Year:
FNMA 780339			FNMA 619191			FNMA 190659
4.5%, 06/01/14	309 M	320,520	6.5%, 12/01/15	207 M	227,839	7%, 02/01/14	38 M	40,703
FNMA 255368			FNMA 535631			FNMA 190697
5.5%, 07/01/14	184 M	199,245	7%, 12/01/15	220 M	238,997	7%, 03/01/14	93 M	98,732
FNMA 928247			FNMA 594602			FNMA 251716
5.5%, 04/01/17	1,540 M	1,650,559	9%, 01/01/16	9 M	8,807	10.5%, 03/01/18	4 M	4,045
FNMA 972931			FNMA 609148					143,480
5%, 02/01/18	626 M	665,863	7%, 02/01/16	936 M	1,003,102	30-Year:
FNMA 929527			FNMA 535777			FNMA 124871
5%, 06/01/18	294 M	315,397	5.5%, 03/01/16	97 M	105,618	7%, 05/01/13	39 M	41,054
FNMA 257378			FNMA 663227			FNMA 454727
5%, 09/01/18	421 M	451,394	6%, 03/01/16	86 M	94,216	10.5%, 01/01/16	2 M	1,980
FNMA 930890			FNMA 574598			FNMA 626664
5%, 04/01/19	189 M	202,964	6%, 05/01/16	137 M	150,062	6%, 04/01/17	199 M	217,744
FNMA MA0113			FNMA 545298			FNMA 479421
5%, 05/01/19	621 M	666,735	5.5%, 11/01/16	136 M	147,481	7%, 09/01/21	49 M	55,229
FNMA 931517			FNMA 614920			FNMA 207530
5%, 07/01/19	96 M	102,960	5.5%, 12/01/16	137 M	148,344	8.25%, 04/01/22	11 M	12,587
FNMA 932111			FNMA 792797			FNMA 175123
5%, 10/01/19	86 M	91,959	5.5%, 04/01/17	223 M	241,733	7.45%, 08/01/22	124 M	142,643
		5,132,886	FNMA 668338					471,237
15-Year:			5%, 11/01/17	1,359 M	1,467,505	Total Federal National
FNMA 250613			FNMA 671380			Mortgage Association		1,504,061,766
6.5%, 07/01/11	154	155	6%, 11/01/17	141 M	153,974	Government National Mortgage
FNMA 367201			FNMA 650205			Corporation 20.0%
6.5%, 12/01/11	3 M	2,582	5%, 01/01/18	1,074 M	1,160,190	Collateralized Mortgage Obligations:
FNMA 250781			FNMA 679165			GNR 02-41 TE
6.5%, 12/01/11	2 M	1,796	5.5%, 02/01/18	231 M	251,218	6%, 07/16/31	1,892 M	1,930,218
FNMA 367202			FNMA 685474			GNR 09-68 HJ
7%, 12/01/11	10 M	9,631	4.5%, 04/01/18	3,108 M	3,331,525	4%, 11/16/31	21,725 M	22,323,497
FNMA 370468			FNMA 720312			GNR 03-3 LM
7%, 01/01/12	3 M	2,826	4.5%, 06/01/18	2,002 M	2,146,007	5.5%, 02/20/32	1,277 M	1,338,865
FNMA 390784			FNMA 726757			GNR 09-88 TM
6%, 05/01/12	5 M	4,925	4.5%, 06/01/18	4,052 M	4,342,706	3.5%, 09/20/32	34,448 M	35,609,714
FNMA 251300			FNMA 722106			GNR 09-100 HJ
7%, 08/01/12	11 M	11,706	4.5%, 07/01/18	2,245 M	2,406,204	3.5%, 10/20/32	33,065 M	34,176,373
FNMA 433301			FNMA 729583			GNR 10-84 PL
6.5%, 07/01/13	123 M	135,547	4.5%, 07/01/18	1,543 M	1,653,778	3.5%, 02/20/33	44,732 M	46,962,769
FNMA 512520			FNMA 722060			GNR 10-99 PT
7%, 07/01/13	20 M	20,168	4.5%, 07/01/18	6,680 M	7,159,951	3.5%, 08/20/33	153,839 M	161,751,380
FNMA 426453			FNMA 712165			GNR 10-112 PM
5.5%, 10/01/13	43 M	46,522	5%, 08/01/18	1,928 M	2,082,511	3.25%, 09/20/33	206,400 M	214,970,572
FNMA 446787			FNMA 357440			GNR 10-75 KA
5.5%, 01/01/14	77 M	84,041	4.5%, 10/01/18	19,616 M	21,024,232	4.5%, 12/20/35	44,019 M	47,151,588
FNMA 447881			FNMA 725284			GNR 09-66 AJ
5.5%, 01/01/14	32 M	34,869	7%, 11/01/18	953 M	1,046,384	5%, 02/16/36	8,580 M	8,909,051
FNMA 496015			FNMA 761247					575,124,027
5.5%, 04/01/14	15 M	16,229	4.5%, 01/01/19	1,894 M	2,029,599	Mortgage-Backed Securities:
FNMA 528088			FNMA 890109			10-Year:
5.5%, 05/01/14	20 M	20,479	4.5%, 12/01/19	7,883 M	8,448,531	GNMA 634538
FNMA 536814			FNMA 985670			6%, 09/15/14	200 M	213,231
5.5%, 06/01/14	81 M	87,779	6.5%, 10/01/21	1,149 M	1,278,883	GNMA 634545
FNMA 576789			FNMA AA8647			6.5%, 09/15/14	233 M	251,463
5.5%, 06/01/14	23 M	23,646	5%, 11/01/23	2,808 M	3,033,224			464,694
FNMA 768628			FNMA AC0317
5.5%, 09/01/15	60 M	65,272	4.5%, 02/01/24	1,162 M	1,239,767

The accompanying notes are an integral part of the financial statements.                                                                                                                                         29

Sentinel Short Maturity Government Fund

(Continued)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
15-Year:
GNMA 780659
7.5%, 08/15/12	2 M	$ 1,979
GNMA II 2542
7%, 01/20/13	7 M	7,052
GNMA 462328
6.5%, 04/15/13	13 M	14,210
GNMA 780759
6.5%, 04/15/13	44 M	45,711
GNMA 349029
7%, 04/15/13	5 M	5,063
GNMA 456869
6.5%, 05/15/13	2 M	2,516
GNMA 780859
7.5%, 09/15/13	1 M	1,495
GNMA 780978
6.5%, 02/15/14	463 M	488,193
GNMA 781109
7%, 11/15/14	1,258 M	1,344,829
GNMA 489953
6%, 12/15/16	29 M	31,527
		1,942,575

20-Year:
GNMA 628440
7%, 04/15/24	337 M	389,583
30-Year:
GNMA 495
10%, 02/20/16	193	213
Total Government National
Mortgage Corporation		577,921,092
Total U.S. Government Obligations
(Cost $2,832,842,292)		2,871,438,729

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Corporate Short-Term Notes 0.3%
Nestle Capital Corp.
0.05%, 06/01/11
(Cost $10,000,000)	10,000 M	10,000,000

		Space
		Value
	Shares	(Note 2)

Institutional Money Market Funds 0.2%
State Street Institutional US Government
Money Market Fund
(Cost $6,066,193)	6,066,193	6,066,193
Total Investments 99.7%
(Cost $2,848,908,485)†		2,887,504,922

Other Assets in Excess of
Liabilities 0.3%		8,573,580

Net Assets 100.0%	$ 2,896,078,502

† Cost for federal income tax purposes is $2,848,908,485. At
May 31, 2011 unrealized appreciation for federal income tax
purposes aggregated $38,596,437 of which $41,162,012
related to appreciated securities and $2,565,575 related to
depreciated securities.

30         The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.3%	Energy	7.4%
Industrials	17.1%	Consumer Staples	4.8%
Health Care	15.3%	Materials	2.9%
Consumer Discretionary	14.2%	Utilities	1.0%
Financials	11.2%	Telecommunication Services	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.1%	American Medical Systems Holdings, Inc.	1.5%
Diodes, Inc.	1.8%	Superior Energy Services, Inc.	1.5%
Iconix Brand Group, Inc.	1.7%	Hain Celestial Group, Inc.	1.4%
NICE Systems Ltd.	1.5%	Techne Corp.	1.4%
Ascena Retail Group, Inc.	1.5%	LKQ Corp.	1.4%
		Total of Net Assets	15.8%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 88.5%			Oil States Int'l., Inc.*	295,000	$ 23,319,750	MedAssets, Inc.*	2,100,000	$ 30,555,000
Consumer Discretionary 14.2%			Resolute Energy Corp.*	1,615,000	28,101,000	Myriad Genetics, Inc.*	1,120,000	28,459,200
Ascena Retail Group, Inc.*	1,230,000	$ 41,155,800	Superior Energy Services,			NuVasive, Inc.*	775,000	26,187,250
Buffalo Wild Wings, Inc.*	615,000	38,523,600	Inc.*	1,080,000	40,467,600	Owens & Minor, Inc.	590,000	20,414,000
Gildan Activewear, Inc.	495,000	18,473,400			202,772,050	Quality Systems, Inc.	290,000	24,963,200
Iconix Brand Group, Inc.*	1,835,000	45,324,500	Financials 9.0%			Sirona Dental Systems, Inc.*	515,000	27,840,900
LKQ Corp.*	1,465,000	38,954,350	Delphi Financial Group,Inc.	495,000	14,439,150
Monro Muffler Brake, Inc.	815,000	26,365,250	East West Bancorp, Inc.	1,605,000	32,244,450	Techne Corp.	480,000	39,120,000
Morningstar, Inc.	335,000	20,237,350	Endurance Specialty			West Pharmaceutical Services, Inc.	425,000	19,754,000
			Holdings Ltd.	800,000	32,488,000			403,516,150
Penn National Gaming, Inc.*	630,000	25,515,000	First Midwest Bancorp, Inc.	1,860,000	22,766,400	Industrials 17.1%
Phillips-Van Heusen Corp.	260,000	17,152,200	HCC Insurance Holdings,			Actuant Corp.*	955,000	24,008,700
Texas Roadhouse, Inc.	1,985,000	34,201,550	Inc.	745,000	24,652,050
Tractor Supply Co.	215,000	13,579,400	Portfolio Recovery			Aerovironment, Inc.*	730,000	22,038,700
Vitamin Shoppe, Inc.*	583,100	23,749,663	Associates, Inc.*	310,000	26,852,200	Clarcor, Inc.	770,000	32,809,700
WMS Industries, Inc.*	470,000	14,786,200	ProAssurance Corp.*	1,100	77,341	Copart, Inc.*	735,000	34,545,000
Wolverine World Wide, Inc.	840,000	32,860,800	Prosperity Bancshares, Inc.	460,000	20,125,000	Corrections Corp. of America*	805,000	18,515,000
		390,879,063	Signature Bank*	480,000	27,321,600	Forward Air Corp.	675,000	23,692,500
Consumer Staples 4.8%			Stifel Financial Corp.*	755,000	30,403,850	Gardner Denver, Inc.	215,000	18,012,700
Casey's Inc. General Stores,	470,000	19,481,500	SVB Financial Group*	260,000	15,438,800	Healthcare Services Group,Inc.	1,570,000	26,784,200
Flowers Foods, Inc.	1,120,000	37,329,600			246,808,841	Heartland Express, Inc.	1,880,000	31,245,600
Hain Celestial Group, Inc.*	1,120,000	40,051,200	Health Care 14.6%			IDEX Corp.	840,000	38,085,600
Nu Skin Enterprises, Inc.	895,000	34,985,550	American Medical Systems Holdings, Inc.*	1,360,000	40,718,400	II-VI, Inc.*	525,000	29,851,500
		131,847,850	Bio-Rad Laboratories, Inc.*	165,000	20,530,950	Kaydon Corp.	520,000	18,912,400
Energy 7.4%			Catalyst Health Solutions, Inc.*	600,000	36,618,000	Middleby Corp.*	325,000	27,966,250
CARBO Ceramics, Inc.	180,000	27,048,600	Gen-Probe, Inc.*	185,000	15,131,150	MSC Industrial Direct Co.	225,000	15,639,750
Comstock Resources, Inc.*	645,000	19,395,150	Haemonetics Corp.*	455,000	30,771,650
Core Laboratories NV	165,000	16,943,850	ICU Medical, Inc.*	500,000	21,680,000	Ritchie Bros Auctioneers,Inc.	1,007,100	27,916,812
Dril-Quip, Inc.*	365,000	27,075,700	Integra LifeSciences			Toro Co.	295,000	18,844,600
Key Energy Services, Inc.*	1,155,000	20,420,400	Holdings Corp.*	405,000	20,772,450	Wabtec Corp.	375,000	25,346,250

The accompanying notes are an integral part of the financial statements.                                                                                                                31

Sentinel Small Company Fund

(Continued)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)

Waste Connections, Inc.	1,215,000	$ 38,199,600	Home Properties, Inc.(a)	355,000	$ 21,974,500
		472,414,862	Total Real Estate Investment Trusts
Information Technology 16.8%			(Cost $49,960,124)		61,264,526
ANSYS, Inc.*	310,000	17,784,700	Institutional Money Market Funds 0.3%
Constant Contact, Inc.*	640,000	15,392,000	State Street Institutional US Government Money Market Fund
Diodes, Inc.*	1,695,000	49,494,000	(Cost $6,935,343)	6,935,343	6,935,343
Factset Research Systems, Inc.	160,000	17,737,600		Principal
				Amount	Value
Hittite Microwave Corp.*	425,000	26,953,500		(M=$1,000)	(Note 2)
j2 Global Communications, Inc.*	1,100,000	31,889,000	Corporate Short-Term Notes 2.6%
			Abbott Labs
Jack Henry & Associates,Inc.	875,000	27,335,000	0.1%, 07/05/11	8,000 M	7,999,244
Mantech Int'l. Corp.	308,700	13,897,674	Chevron Corp.
			0.08%, 06/06/11	8,000 M	7,999,911
Micros Systems, Inc.*	735,000	37,529,100	0.07%, 06/09/11	12,000 M	11,999,814
NeuStar, Inc.*	400	10,704	Nestle Capital Corp.
Open Text Corp.*	885,000	57,746,250	0.03%, 06/06/11	5,500 M	5,499,977
Plantronics, Inc.	940,000	34,385,200	0.03%, 06/13/11	12,000 M	11,999,880
			Procter & Gamble
Polycom, Inc.*	230,000	13,204,300	0.1%, 06/20/11	11,000 M	10,999,420
Power Integrations, Inc.	805,000	29,640,100	0.15%, 06/21/11	9,440 M	9,439,213
Progress Software Corp.*	1,210,000	32,754,700	UPS, Inc.
			0.02%, 06/02/11	5,000 M	4,999,997
Rofin-Sinar Technologies, Inc.*	965,000	34,875,100	Total Corporate Short-Term Notes
Semtech Corp.*	799,510	22,881,976	(Cost $70,937,456)		70,937,456
		463,510,904	U.S. Government Obligations 4.0%
Materials 2.9%			Federal Home Loan Bank 3.5%
AptarGroup, Inc.	470,000	25,098,000	Agency Discount Notes:
			0.005%, 06/01/11	15,000 M	15,000,000
Rockwood Holdings, Inc.*	320,000	16,828,800	0.015%, 06/03/11	10,000 M	9,999,992
Sensient Technologies			0.025%, 06/08/11	10,000 M	9,999,951
Corp.	400,000	15,220,000	0.02%, 06/10/11	10,000 M	9,999,950
Silgan Holdings, Inc.	505,000	22,669,450	0.035%, 06/15/11	15,000 M	14,999,796
		79,816,250	0.04%, 06/17/11	10,000 M	9,999,822
			0.045%, 06/22/11	12,000 M	11,999,685
Telecommunication Services 0.7%			0.04%, 07/06/11	5,700 M	5,699,778
Cbeyond, Inc.*	1,345,000	19,314,200	0.04%, 07/11/11	10,000 M	9,999,556
Utilities 1.0%					97,698,530
Atmos Energy Corp.	370,000	12,339,500	Federal Home Loan Mortgage Corporation 0.5%
			Agency Discount Notes:
ITC Holdings Corp.	225,000	16,265,250	0.03%, 06/07/11	12,525 M	12,524,937
		28,604,750	Total U.S. Government
Total Domestic Common Stocks			Obligations
(Cost $1,673,281,285)		2,439,484,920	(Cost $110,223,467)		110,223,467
Foreign Stocks & ADR's 2.2%			Total Investments 99.8%
Ireland 0.7%			(Cost $1,964,998,592)†		2,750,989,652
ICON PLC ADR*	766,000	19,601,940	Other Assets in Excess of
Israel 1.5%			Liabilities 0.2%		4,751,516
NICE Systems Ltd. ADR*	1,195,000	42,542,000
Total Foreign Stocks & ADR's			Net Assets 100.0%		$ 2,755,741,168
(Cost $53,660,917)		62,143,940
Real Estate Investment Trusts 2.2%			* Non-income producing.
			†	Cost for federal income tax purposes is $1,964,998,592. At
Financials 2.2%			May 31, 2011 unrealized appreciation for federal income tax
Corporate Office Properties			purposes aggregated $785,991,060 of which $808,441,599
Trust(a)	680,300	24,096,226	related to appreciated securities and $22,450,539 related to
Healthcare Realty Trust,			depreciated securities.
Inc.(a)	690,000	15,193,800	(a)	Return of capital paid during the fiscal period.
			ADR	- American Depositary Receipt

32 The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.1%	Consumer Staples	9.4%
Health Care	14.4%	Consumer Discretionary	9.0%
Financials	13.8%	Materials	3.2%
Energy	13.5%	Telecommunication Services	2.4%
Industrials	12.1%	Utilities	1.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	2.9%	Williams Cos., Inc.	2.3%
ConocoPhillips	2.7%	PepsiCo, Inc.	2.2%
Marathon Oil Corp.	2.6%	FedEx Corp.	2.1%
Danaher Corp.	2.4%	Devon Energy Corp.	2.0%
Procter & Gamble Co.	2.4%	Emerson Electric Co.	2.0%
		Total of Net Assets	23.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 94.9%			Financials 13.8%			UnitedHealth Group, Inc.	15,000	$ 734,250
Consumer Discretionary 9.0%			ACE Ltd.	25,000	$ 1,720,500	Zimmer Holdings, Inc.*	30,000	2,032,800
Gap, Inc.	50,000	$ 970,000	American Express Co.	40,000	2,064,000			27,910,385
McDonald's Corp.	25,000	2,038,500	Bank of America Corp.	70,000	822,500	Industrials 12.1%
McGraw-Hill Cos., Inc.	50,000	2,123,500	Bank of New York Mellon Corp.	60,000	1,686,600	Canadian Pacific Railway Ltd.	50,000	3,175,500
News Corp.	100,000	1,886,000	Chubb Corp.	28,500	1,869,315	Danaher Corp.	90,000	4,907,700
Nike, Inc.	20,000	1,689,000	CME Group, Inc.	4,500	1,285,920	Emerson Electric Co.	75,000	4,091,250
Omnicom Group, Inc.	40,000	1,870,800	Goldman Sachs Group, Inc.	15,000	2,110,950	FedEx Corp.	45,000	4,213,800
Staples, Inc.	45,000	756,900	JPMorgan Chase & Co.	72,774	3,146,747	Parker Hannifin Corp.	40,000	3,554,000
Time Warner Cable, Inc.	45,000	3,474,900	MetLife, Inc.	35,000	1,543,500	Precision Castparts Corp.	25,000	3,927,500
Time Warner, Inc.	75,000	2,732,250	Morgan Stanley	60,000	1,449,600	Verisk Analytics, Inc.*	29,500	1,004,475
TJX Cos., Inc.	20,000	1,060,400						24,874,225
		18,602,250	PNC Financial Services Group, Inc.	10,500	655,410	Information Technology 17.6%
Consumer Staples 9.4%			The Travelers Cos., Inc.	50,000	3,104,000	Accenture PLC	35,000	2,008,650
CVS Caremark Corp.	40,000	1,547,600	Toronto-Dominion Bank	30,000	2,584,200	Activision Blizzard, Inc.	80,000	959,200
HJ Heinz Co.	60,000	3,295,200	US Bancorp	80,000	2,048,000	Broadcom Corp.	40,000	1,439,200
Kellogg Co.	50,000	2,849,500	Wells Fargo & Co.	83,900	2,380,243	Check Point Software
Kraft Foods, Inc.	65,000	2,273,050			28,471,485	Technologies Ltd.*	45,000	2,471,400
PepsiCo, Inc.	65,000	4,622,800	Health Care 13.5%			Cisco Systems, Inc.	100,000	1,680,000
Procter & Gamble Co.	72,500	4,857,500	Aetna, Inc.	40,000	1,747,200	Dell, Inc.*	60,000	964,800
		19,445,650	Amgen, Inc.*	35,000	2,118,900	Dolby Laboratories, Inc.*	20,000	934,800
Energy 13.5%			Becton Dickinson & Co.	25,000	2,188,750	EMC Corp.*	100,000	2,847,000
Apache Corp.	20,000	2,492,000	Bristol-Myers Squibb Co.	100,000	2,876,000	Hewlett-Packard Co.	35,000	1,308,300
ConocoPhillips	75,000	5,491,500	Celgene Corp.*	25,000	1,522,750	Int'l. Business Machines Corp.	35,000	5,912,550
Devon Energy Corp.	50,000	4,203,500	Covidien PLC	25,000	1,375,000	KLA-Tencor Corp.	40,000	1,724,000
EOG Resources, Inc.	10,000	1,091,400	Forest Laboratories, Inc.*	35,000	1,260,700	Microsoft Corp.	110,890	2,773,359
Marathon Oil Corp.	100,000	5,417,000	Gilead Sciences, Inc.*	40,000	1,669,600	NetApp, Inc.*	45,000	2,464,650
Transocean Ltd.	35,000	2,425,850	Johnson & Johnson	51,500	3,465,435	Seagate Technology PLC	50,000	840,000
Weatherford Int'l. Ltd.*	100,000	1,977,000	Medco Health Solutions, Inc.*	25,000	1,496,500	Teradata Corp.*	35,000	1,952,650
Williams Cos., Inc.	150,000	4,708,500	Merck & Co., Inc.	60,000	2,205,000	Texas Instruments, Inc.	106,080	3,744,624
		27,806,750	Pfizer, Inc.	150,000	3,217,500	Visa, Inc.	15,000	1,215,900

The accompanying notes are an integral part of the financial statements.                                                                                             33

Sentinel Sustainable Core Opportunities Fund

(Continued)

		Value
	Shares	(Note 2)
Western Union Co.	50,000	$ 1,028,000
		36,269,083
Materials 3.2%
Crown Holdings, Inc.*	100,000	4,061,000
Praxair, Inc.	25,000	2,646,000
		6,707,000
Telecommunication Services 1.5%
AT&T, Inc.	35,000	1,104,600
Rogers Communications, Inc.	50,000	1,912,000
		3,016,600
Utilities 1.3%
AES Corp.*	200,000	2,592,000
Total Domestic Common Stocks
(Cost $164,869,305)		195,695,428
Foreign Stocks & ADR's 3.3%
Germany 1.5%
SAP AG ADR	50,000	3,108,500
Israel 0.9%
Teva Pharmaceutical
Industries Ltd. ADR	35,000	1,781,500
Mexico 0.9%
America Movil SA de CV ADR	35,000	1,844,500
Total Foreign Stocks & ADR's
(Cost $5,475,411)		6,734,500
Institutional Money Market Funds 0.3%
State Street Institutional US Government
Money Market Fund
(Cost $674,331)	674,331	674,331
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 1.5%
Federal Home Loan Mortgage Corporation 1.5%
Agency Discount Notes:
0.03%, 06/02/11
(Cost $2,999,998)	3,000 M	2,999,998
Total Investments 100.0%
(Cost $174,019,045)†		206,104,257

Other Assets in Excess of
Liabilities 0.0%		53,646

Net Assets 100.0%		$ 206,157,903

* Non-income producing.
†	Cost for federal income tax purposes is $174,019,045. At
May 31, 2011 unrealized appreciation for federal income tax
purposes aggregated $32,085,212 of which $41,949,654
related to appreciated securities and $9,864,442 related to
depreciated securities.
ADR	- American Depositary Receipt

34                     The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Growth Opportunities Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Consumer Discretionary	19.4%	Financials	8.0%
Information Technology	16.8%	Consumer Staples	4.3%
Industrials	16.1%	Materials	3.4%
Energy	12.1%	Telecommunication Services	2.8%
Health Care	10.3%	Utilities	2.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
AutoZone, Inc.	3.7%	BE Aerospace, Inc.	2.7%
Dollar Tree, Inc.	3.4%	BlackRock, Inc.	2.6%
Cognizant Technology Solutions Corp.	3.1%	Dollar General Corp.	2.3%
Express Scripts, Inc.	2.8%	VF Corp.	2.3%
Tiffany & Co.	2.8%	Stericycle, Inc.	2.3%
		Total of Net Assets	28.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.3%			HCC Insurance Holdings, Inc.	40,200	$ 1,330,218	Broadcom Corp.	10,000	$ 359,800
Consumer Discretionary 19.4%			Invesco Ltd.	56,000	1,381,520	Citrix Systems, Inc.*	13,300	1,165,346
AutoZone, Inc.*	15,200	$ 4,468,800	T Rowe Price Group, Inc.	28,000	1,772,400	Cognizant Technology
Darden Restaurants, Inc.	25,000	1,266,250			9,702,104	Solutions Corp.*	50,000	3,802,000
Dick's Sporting Goods, Inc.*	15,500	615,970	Health Care 8.4%			Dolby Laboratories, Inc.*	20,200	944,148
Dollar General Corp.*	81,000	2,840,670	BioMarin Pharmaceuticals, Inc.*	45,300	1,278,819	Juniper Networks, Inc.*	26,300	962,843
Dollar Tree, Inc.*	64,650	4,120,791	Express Scripts, Inc.*	58,000	3,454,480	Maxim Integrated Products, Inc.	35,000	953,750
Hanesbrands, Inc.*	50,000	1,515,500	Gen-Probe, Inc.*	15,400	1,259,566	Molex, Inc. - Class A	105,000	2,398,200
Tiffany & Co.	45,000	3,404,700	Laboratory Corp of America			NetApp, Inc.*	45,000	2,464,650
VF Corp.	28,500	2,840,595	Holdings*	14,200	1,431,786	Nuance Communications, Inc.*	70,000	1,537,200
Yum! Brands, Inc.	47,000	2,600,040	Life Technologies Corp.*	28,400	1,475,948			20,457,310
		23,673,316	NuVasive, Inc.*	40,300	1,361,737	Materials 2.0%
Consumer Staples 4.3%					10,262,336	Crown Holdings, Inc.*	51,000	2,071,110
Corn Products Int'l., Inc.	37,000	2,099,010	Industrials 16.1%
HJ Heinz Co.	45,000	2,471,400	BE Aerospace, Inc.*	88,800	3,322,896	Thompson Creek Metals Co., Inc.*	40,000	434,400
JM Smucker Co.	8,000	634,240	Donaldson Co., Inc.	25,600	1,528,576			2,505,510
		5,204,650	Flowserve Corp.	18,500	2,242,755	Telecommunication Services 2.8%
Energy 12.1%						American Tower Corp.*	45,000	2,496,600
Consol Energy, Inc.	13,600	697,272	Jacobs Engineering Group,Inc.*	24,000	1,105,440	NII Holdings, Inc.*	20,300	886,298
Continental Resources, Inc.*	30,200	1,999,844	Landstar System, Inc.	28,000	1,324,960			3,382,898
Core Laboratories NV	20,600	2,115,414	Nordson Corp.	28,800	1,498,176	Utilities 2.4%
FMC Technologies, Inc.*	42,000	1,874,460	Parker Hannifin Corp.	30,000	2,665,500	American Water Works Co., Inc.	21,000	630,210
Noble Corp.	36,000	1,507,320	Precision Castparts Corp.	14,800	2,325,080	ITC Holdings Corp.	31,000	2,240,990
Peabody Energy Corp.	41,000	2,515,760	Ritchie Bros Auctioneers, Inc.	30,000	831,600			2,871,200
Range Resources Corp.	12,200	682,224	Stericycle, Inc.*	31,000	2,761,790	Total Domestic Common Stocks
SM Energy Co.	30,000	1,994,700			19,606,773	(Cost $73,842,892)		112,379,322
Southwestern Energy Co.*	30,300	1,326,231	Information Technology 16.8%			Domestic Exchange Traded Funds 1.4%
		14,713,225	Amphenol Corp.	35,300	1,908,318	Materials 1.4%
Financials 8.0%			Analog Devices, Inc.	15,000	617,550	SPDR Gold Trust*
Affiliated Managers Group ,Inc.*	19,800	2,093,454	ANSYS, Inc.*	46,500	2,667,705	(Cost $981,908)	11,800	1,765,752
BlackRock, Inc.	15,200	3,124,512	Avago Technologies Ltd.	20,000	675,800

The accompanying notes are an integral part of the financial statements.                                                                                                                       35

Sentinel Sustainable Growth Opportunities Fund

(Continued)

Space
Value
Shares	(Note 2)

Foreign Stocks & ADR's 1.9%
United Kingdom 1.9%
Shire Ltd. ADR
(Cost $1,254,932)	24,200	$ 2,313,278
Institutional Money Market Funds 0.6%
State Street Institutional US Government
Money Market Fund*
(Cost $685,619)	685,619	685,619

Principal
Amount	Value
(M=$1,000)	(Note 2)

Corporate Short-Term Notes 1.2%
Procter & Gamble
0.07%, 06/06/11
(Cost $1,499,986)	1,500 M	1,499,986

U.S. Government Obligations 2.6%
Federal Home Loan Mortgage Corporation 1.0%
Agency Discount Notes:
0.025%, 06/06/11	1,200 M	1,199,996
Federal National Mortgage Association 1.6%
Agency Discount Notes:
0.025%, 06/02/11	900 M	899,999
0.028%, 06/06/11	1,000 M	999,996
1,889,995
Total U.S. Government
Obligations
(Cost $3,099,991)	3,099,991
Total Investments 100.0%
(Cost $81,365,328)†	121,743,948

Excess of Liabilities Over
Other Assets 0.0%	(48,990)

Net Assets 100.0%	$ 121,694,958

*	Non-income producing.

†	Cost for federal income tax purposes is $81,365,328. At May
31, 2011 unrealized appreciation for federal income tax
purposes aggregated $40,378,620 of which $41,227,069
related to appreciated securities and $848,449 related to
depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

36                             The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			3.1%	4 yrs. to 5.99 yrs.			30.0%
1 yr. to 2.99 yrs.			3.7%	6 yrs. to 7.99 yrs.			13.6%
3 yrs. to 3.99 yrs.			40.3%	8 yrs. and over			9.2%
Average Effective Duration (for all Fixed Income Holdings) 5.0 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FGLMC G01840	5.00%	07/01/35	13.4%	FNMA 745275	5.00%	02/01/36	5.4%
FNMA AB2645	4.50%	05/01/41	8.2%	FNMA 929321	5.50%	03/01/38	5.3%
FNMA AB2476	4.50%	03/01/41	8.1%	FNMA 735997	5.50%	11/01/35	5.2%
FNMA 891386	5.50%	10/01/35	5.7%	FGLMC G06205	5.00%	12/01/36	3.9%
FNMA 555743	5.00%	09/01/33	5.5%	FNMA AD9182	4.50%	09/01/25	3.7%
				Total of Net Assets			64.4%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 67.3%			FNMA AB2476			Nexen, Inc.
U.S. Government Agency			4.5%, 03/01/41	2,987 M	$ 3,111,865	6.4%, 05/15/37	700 M	$ 726,132
Obligations 67.3%			FNMA AB2645					1,737,966
Federal Home Loan Mortgage			4.5%, 05/01/41	2,996 M	3,117,765	Financials 5.8%
Corporation 17.3%					17,692,559	Discover Bank/Greenwood DE
Mortgage-Backed Securities:			Total Association Federal National Mortgage		19,120,027	7%, 04/15/20	250 M	285,462
30-Year:			Total U.S. Government Obligations			Lloyds TSB Bank PLC
FGLMC G01840			(Cost $25,518,300)		25,746,716	6.5%, 09/14/20(a)	550 M	548,228
5%, 07/01/35	4,795 M	$ 5,131,830	Corporate Bonds 25.2%			Morgan Stanley
FGLMC G06205			Basic Industry 1.0%			5.75%, 01/25/21	700 M	733,457
5%, 12/01/36	1,397 M	1,494,859				Nomura Holdings, Inc.
			DR Horton, Inc.			6.7%, 03/04/20	250 M	278,773
Total Federal Home Loan Mortgage			6.5%, 04/15/16	100 M	105,750
Corporation		6,626,689				Regions Bank
			Georgia-Pacific LLC			7.5%, 05/15/18	100 M	108,389
Federal National Mortgage			5.4%, 11/01/20(a)	250 M	260,375
Association 50.0%					366,125	SLM Corp.
						6.25%, 01/25/16	250 M	262,126
Mortgage-Backed Securities:			Consumer Cyclical 3.6%					2,216,435
15-Year:			Best Buy Co., Inc.			Insurance 4.4%
FNMA AD9182			5.5%, 03/15/21	350 M	354,323	American Int'l. Group, Inc.
4.5%, 09/01/25	1,344 M	1,427,468	Dana Holding Corp.			6.4%, 12/15/20	550 M	600,186
			6.75%, 02/15/21	100 M	100,500
30-Year:						ING Groep NV
FNMA 555743			Ford Motor Credit Co. LLC			5.775%, 12/29/49(b)	250 M	233,750
			5.75%, 02/01/21	250 M	252,406
5%, 09/01/33	1,973 M	2,113,965				Liberty Mutual Group, Inc.
FNMA 891386			Gap, Inc.			7%, 03/15/37(a)	100 M	99,777
			5.95%, 04/12/21	600 M	589,220
5.5%, 10/01/35	1,993 M	2,169,668				Prudential Financial, Inc.
FNMA 735997			MGM Resorts Int'l.			5.375%, 06/21/20	600 M	646,587
			7.625%, 01/15/17	100 M	98,250
5.5%, 11/01/35	1,825 M	1,986,903			1,394,699	XL Capital Ltd.
FNMA 745275						6.5%, 12/29/49(c)(d)	100 M	95,375
5%, 02/01/36	1,918 M	2,051,924	Energy 4.5%					1,675,675
FNMA 929321			Anadarko Petroleum Corp.			Media 1.6%
5.5%, 03/01/38	1,878 M	2,038,663	6.45%, 09/15/36	700 M	747,772	CBS Corp.
FNMA 931019			Chesapeake Energy Corp.			4.3%, 02/15/21	500 M	492,760
5%, 04/01/39	1,033 M	1,101,806	6.625%, 08/15/20	250 M	264,062

The accompanying notes are an integral part of the financial statements.                                                                                                                          37

Sentinel Total Return Bond Fund

(Continued)

	Principal	Value
	Amount	(Note 2)
	(M=$1,000)

DISH DBS Corp.			†	Cost for federal income tax purposes is $37,435,429. At May
7.875%, 09/01/19	100 M	$ 109,375		31, 2011 unrealized appreciation for federal income tax
		602,135		purposes aggregated $378,670 of which $406,782 related to
Telecommunications 4.3%				appreciated securities and $ 28,112 related to depreciated securities.
AT&T, Inc.
4.45%, 05/15/21	750 M	765,412	(a)	Security exempt from registration under Rule144A of the
MetroPCS Wireless, Inc.				Securities Act of 1933, as amended. These securities may
6.625%, 11/15/20	100 M	100,000		be resold in transactions exempt from registration, normally
Verizon Communications, Inc.				to qualified institutional buyers. At May 31, 2011, the market
4.6%, 04/01/21	750 M	778,506		value of rule 144A securities amounted to $908,380 or
		1,643,918		2.38% of net assets.

Total Corporate Bonds			(b)	ING Groep NV is currently fixed at rate 5.775%. On December
(Cost $9,490,411)		9,636,953		8th, 2015 it converts to a variable rate that floats on the 8th
Commercial Mortgage-Backed Securities 3.8%				of March, June, September, and December. The interest
CGCMT 06-C4 AJ				rate is based on the 3-month Libor rate plus 1.68%.
5.7293%, 03/15/49(e)	750 M	724,507
MLMT07-C1 AM			(c)	Step Up/Down
5.8262%, 06/12/50(e)	750 M	746,451
			(d)	XL Capital Ltd. is currently fixed at 6.5%. On April15th,
				2017 it converts to a variable rate that floats on the 15th of
Total Commercial Mortgage-Backed				January, April, July, and October. The interest rate is based
Securities (Cost $1,467,246)		1,470,958		on the 3-month Libor rate plus 2.4575%.

			(e)	Collateral strip rate bond whose interest is based on the
	Space Value			weighted net interest rate of the collateral.
	Shares	(Note 2)
Institutional Money Market Funds 2.5%
State Street Institutional US Government
Money Market Fund
(Cost $959,472)	959,472	959,472
Total Investments 98.8%
(Cost $37,435,429)†		37,814,099

Other Assets in Excess of
Liabilities 1.2%		445,504

Net Assets 100.0%		$ 38,259,603

At May 31, 2011, the following futures contracts were outstanding with $216,395 in cash segregated with the broker for margin maintenance purposes:

Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 50 U.S. Treasury 10-Year Note futures contracts	9/11	$ 6,130,469	$ (9,074)
Short, 40 U.S. Treasury 30-Year Bond futures contracts	9/11	4,993,750	(11,321)
Totals		$ 11,124,219	$ (20,395)
Net payments of variation margin and/or brokerage fees			161
Variation margin payable on open futures contracts			$ (20,234)

38                                                                            The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

at May 31, 2011 (Unaudited)

		Capital	Common	Conservative	Georgia Municipal
	Balanced	Growth	Stock	Strategies^	Bond
Assets
Investments at value	$ 243,709,943	$ 136,893,593	$ 1,325,884,037	$ 167,422,959	$ 21,570,507
Cash	–	–	–	–	43
Cash collateral with futures commission merchant	–	–	–	110,308	–
Receivable for securities sold	4	148,990	7	5	–
Receivable for fund shares sold	250,416	17,783	1,321,734	955,671	–
Receivable for interest	399,729	–	–	551,907	292,771
Receivable for dividends	445,965	282,389	3,238,932	250,225	–
Total Assets	244,806,057	137,342,755	1,330,444,710	169,291,075	21,863,321

Liabilities
Payable to custodian bank-line of credit	–	–	–	–	26,000
Payable for fund shares repurchased	100,315	79,119	1,314,532	98,303	–
Accrued expenses	97,902	52,464	453,949	47,147	13,432
Management fee payable	111,964	80,616	700,047	77,428	8,389
Distribution fee payable (Class A Shares)	57,895	32,679	247,255	29,826	–
Distribution fee payable (Class C Shares)	10,851	2,767	31,242	40,160	–
Fund accounting fee payable	7,353	4,092	39,788	5,002	662
Deferred compensation	83,387	40,162	353,246	45,911	4,122
Variation margin payable on futures contracts	–	–	–	7,422	–
Total Liabilities	469,667	291,899	3,140,059	351,199	52,605
Net Assets Applicable to All Outstanding Shares	$ 244,336,390	$ 137,050,856	$ 1,327,304,651	$ 168,939,876	$ 21,810,716

Net Assets Represent
Capital stock at par value	$ 135,495	$ 69,201	$ 392,401	$ 137,608	$ 21,820
Paid-in capital	172,590,322	88,275,544	792,161,667	161,632,553	20,516,936
Accumulated undistributed (distributions in excess of) net
investment income (loss)	338,902	61,451	2,197,313	19,973	(122)
Accumulated undistributed net realized gain (loss) on
investments	7,469,003	(4,882,435)	23,029,782	(6,599,170)	162,477
Unrealized appreciation (depreciation) of investments,
futures contracts and foreign exchange	63,802,668	53,527,095	509,523,488	13,748,912	1,109,605
Net Assets	$ 244,336,390	$ 137,050,856	$ 1,327,304,651	$ 168,939,876	$ 21,810,716
Investments at Cost	$ 179,907,275	$ 83,366,498	$ 816,360,549	$ 153,668,205	$ 20,460,902

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 227,768,716	$ 129,614,627	$ 975,875,966	$ 118,794,963	N/A
Shares Outstanding	12,631,600	6,530,931	28,826,020	9,669,556	N/A
Net Asset Value per Share	$ 18.03	$ 19.85	$ 33.85	$ 12.29	N/A
Sales Charge**	0.95	1.04	1.78	0.65	N/A
Maximum Offering Price	$ 18.98	$ 20.89	$ 35.63	$ 12.94	N/A
Class C Shares*
Net Assets Applicable to Class C Shares/	$ 12,924,683	$ 3,426,311	$ 37,380,378	$ 48,652,883	N/A
Shares Outstanding	715,240	185,911	1,139,901	3,969,619	N/A
Net Asset Value per Share***	$ 18.07	$ 18.43	$ 32.79	$ 12.26	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$ 3,642,991	$ 4,009,918	$ 314,048,307	$ 1,492,030	$ 21,810,716
Shares Outstanding	202,709	203,213	9,274,185	121,628	2,181,999
Net Asset Value per Share***	$ 17.97	$ 19.73	$ 33.86	$ 12.27	$ 10.00

See notes to the Statement of Assets and Liabilities at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

39

Statement of Assets and Liabilities

(Continued)

	Government	Growth	International		Mid Cap
	Securities	Leaders	Equity	Mid Cap	Value
Assets
Investments at value	$ 694,998,150	$ 37,995,747	$ 172,497,534	$ 110,123,381	$ 193,085,525
Cash collateral with futures commission merchant	136,270	–	–	–	–
Receivable for securities sold	44	1	1	1,088,908	3,401,177
Receivable for fund shares sold	5,514,410	48,634	67,800	135,637	393,890
Receivable for interest	2,699,770	–	–	–	–
Receivable for dividends	–	75,980	788,014	44,917	37,344
Total Assets	703,348,644	38,120,362	173,353,349	111,392,843	196,917,936

Liabilities
Payable for securities purchased	–	–	–	80,513	1,564,193
Payable for fund shares repurchased	1,045,497	88,803	151,520	62,383	582,976
Accrued expenses	236,333	20,563	109,132	78,550	75,419
Management fee payable	236,061	28,960	102,150	65,546	123,403
Distribution fee payable (Class A Shares)	96,859	8,230	40,584	25,175	24,389
Distribution fee payable (Class C Shares)	65,689	1,496	3,369	2,908	15,163
Fund accounting fee payable	20,960	1,144	5,185	3,327	5,846
Deferred compensation	117,356	4,126	44,295	46,772	21,947
Variation margin payable on futures contracts	13,828	–	–	–	–
Total Liabilities	1,832,583	153,322	456,235	365,174	2,413,336
Net Assets Applicable to All Outstanding Shares	$ 701,516,061	$ 37,967,040	$ 172,897,114	$ 111,027,669	$ 194,504,600

Net Assets Represent
Capital stock at par value	$ 659,309	$ 29,885	$ 96,948	$ 58,066	$ 122,243
Paid-in capital	705,100,009	31,491,651	151,617,865	94,250,388	154,499,752
Accumulated undistributed (distributions in excess of) net
investment income (loss)	(1,394,774)	(28,921)	796,828	(424,494)	(242,268)
Accumulated undistributed net realized gain (loss) on
investments	(11,749,345)	(3,633,581)	(17,167,184)	(16,097,367)	(8,441,305)
Unrealized appreciation (depreciation) of investments,
futures contracts and foreign exchange	8,900,862	10,108,006	37,552,657	33,241,076	48,566,178
Net Assets	$ 701,516,061	$ 37,967,040	$ 172,897,114	$ 111,027,669	$ 194,504,600
Investments at Cost	$ 686,083,353	$ 27,887,741	$ 134,977,959	$ 76,882,305	$ 144,520,092

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 574,278,902	$ 32,422,678	$ 160,202,377	$ 99,280,878	$ 95,758,434
Shares Outstanding	53,975,573	2,535,877	8,976,095	5,168,535	6,045,386
Net Asset Value per Share	$ 10.64	$ 12.79	$ 17.85	$ 19.21	$ 15.84
Sales Charge**	0.24	0.67	0.94	1.01	0.83
Maximum Offering Price	$ 10.88	$ 13.46	$ 18.79	$ 20.22	$ 16.67
Class C Shares*
Net Assets Applicable to Class C Shares/	$ 77,994,340	$ 1,726,737	$ 3,988,855	$ 3,780,571	$ 17,911,026
Shares Outstanding	7,326,718	146,359	228,756	229,022	1,191,754
Net Asset Value per Share***	$ 10.65	$ 11.80	$ 17.44	$ 16.51	$ 15.03
Class I Shares*
Net Assets Applicable to Class I Shares/	$ 49,242,819	$ 3,817,625	$ 8,705,882	$ 7,966,220	$ 80,835,140
Shares Outstanding	4,628,603	306,312	489,978	409,023	4,987,123
Net Asset Value per Share***	$ 10.64	$ 12.46	$ 17.77	$ 19.48	$ 16.21

See notes to the Statement of Assets and Liabilities at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

40                The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

(Continued)

	Short Maturity	Small	Sustainable Core	Sustainable Growth	Total Return
	Government	Company	Opportunities	Opportunities	Bond
Assets
Investments at value	$ 2,887,504,922	$ 2,750,989,652	$ 206,104,257	$ 121,743,948	$ 37,814,099
Cash collateral with futures commission merchant	–	–	–	–	216,395
Receivable for securities sold	371	6,951,189	1	119,236	2
Receivable for fund shares sold	17,706,368	3,179,546	4,965	14,109	38,995
Receivable for interest	7,966,124	–	–	–	237,187
Receivable for dividends	–	1,260,368	413,775	48,639	–
Total Assets	2,913,177,785	2,762,380,755	206,522,998	121,925,932	38,306,678

Liabilities
Payable for fund shares repurchased	13,887,332	3,722,236	90,760	58,879	–
Accrued expenses	483,043	720,015	74,704	55,090	5,741
Management fee payable	983,265	1,235,612	122,005	71,456	16,454
Distribution fee payable (Class A Shares)	186,895	330,286	49,890	30,154	1,179
Distribution fee payable (Class C Shares)	–	157,149	–	–	2,216
Distribution fee payable (Class S Shares)	1,282,140	–	–	–	–
Fund accounting fee payable	87,304	82,221	6,193	3,627	1,063
Deferred compensation	189,304	392,068	21,543	11,768	188
Variation margin payable on futures contracts	–	–	–	–	20,234
Total Liabilities	17,099,283	6,639,587	365,095	230,974	47,075
Net Assets Applicable to All Outstanding Shares	$ 2,896,078,502	$ 2,755,741,168	$ 206,157,903	$ 121,694,958	$ 38,259,603

Net Assets Represent
Capital stock at par value	$ 3,122,167	$ 3,133,574	$ 151,876	$ 75,317	$ 37,412
Paid-in capital	2,916,931,306	1,857,830,681	221,134,951	112,693,580	37,574,419
Accumulated undistributed (distributions in excess of) net
investment income (loss)	(16,482,286)	(4,009,193)	294,326	(398,510)	(21,524)
Accumulated undistributed net realized gain (loss) on
investments	(46,089,122)	112,795,046	(47,508,462)	(31,054,049)	311,021
Unrealized appreciation (depreciation) of investments,
futures contracts and foreign exchange	38,596,437	785,991,060	32,085,212	40,378,620	358,275
Net Assets	$ 2,896,078,502	$ 2,755,741,168	$ 206,157,903	$ 121,694,958	$ 38,259,603
Investments at Cost	$ 2,848,908,485	$ 1,964,998,592	$ 174,019,045	$ 81,365,328	$ 37,435,429

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 880,221,382	$ 1,309,603,586	$ 196,669,365	$ 119,814,645	$ 17,962,263
Shares Outstanding	94,915,365	148,988,646	14,490,228	7,418,818	1,756,328
Net Asset Value per Share	$ 9.27	$ 8.79	$ 13.57	$ 16.15	$ 10.23
Sales Charge**	0.09	0.46	0.71	0.85	0.24
Maximum Offering Price	$ 9.36	$ 9.25	$ 14.28	$ 17.00	$ 10.47
Class C Shares*
Net Assets Applicable to Class C Shares/	N/A	$ 186,292,984	N/A	N/A	$ 10,987,662
Shares Outstanding	N/A	23,583,825	N/A	N/A	1,074,640
Net Asset Value per Share***	N/A	$ 7.90	N/A	N/A	$ 10.22
Class I Shares*
Net Assets Applicable to Class I Shares/	N/A	$ 1,259,844,598	$ 9,488,538	$ 1,880,313	$ 9,309,678
Shares Outstanding	N/A	140,784,899	697,359	112,901	910,269
Net Asset Value per Share***	N/A	$ 8.95	$ 13.61	$ 16.65	$ 10.23
Class S Shares*
Net Assets Applicable to Class S Shares/	$ 2,015,857,120	N/A	N/A	N/A	N/A
Shares Outstanding	217,301,338	N/A	N/A	N/A	N/A
Net Asset Value per Share***	$ 9.28	N/A	N/A	N/A	N/A

Amounts designated as "-" are either $0 or have been rounded to $0.
* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
** For the Balanced Fund, Capital Growth Fund, Common Stock Fund, Conservative Strategies Fund, Growth Leaders Fund, International Equity Fund, Mid
Cap Fund, Mid Cap Value Fund, Small Company Fund, Sustainable Core Opportunities Fund and Sustainable Growth Opportunities Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Government Securities Fund and Total Return Bond Fund, the maximum offering price is 1000/977.5 times the net asset value per share. For the Short Maturity Government Fund, the maximum offering price is 1000/990 times the net asset value per share.
*** The maximum offering price is equal to the net asset value.
^ Name change. Formerly known as Sentinel Conservative Allocation Fund.

The accompanying notes are an integral part of the financial statements.                                                                                                           41

Statement of Operations

(Unaudited)

	Balanced	Capital	Common	Conservative	Georgia Municipal
		Growth	Stock	Strategies^	Bond
	For the Fiscal	For the Fiscal	For the Fiscal	For the Fiscal	For the Fiscal
	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended
	05/31/11	05/31/11	05/31/11	05/31/11	05/31/11
Investment Income
Income:
Dividends	$ 1,773,035	$ 1,119,627	$ 12,644,470	$ 864,577 *	$ 318
Interest	1,304,483	767	5,870	1,493,060	419,442
Total Income	$ 3,077,518	$ 1,120,394	$ 12,650,340	$ 2,357,637	$ 419,760
Expenses:
Management advisory fee	646,557	469,151	4,003,044	402,629	53,808
Transfer agent fees	212,409	127,309	636,711	111,759	6,547
Custodian fees	11,710	4,225	31,035	13,900	1,000
Distribution expense (Class A Shares)	332,009	190,221	1,399,707	158,223	–
Distribution expense (Class B Shares)	–	–	12,137 **	–	–
Distribution expense (Class C Shares)	61,839	16,224	166,869	199,443	–
Distribution expense (Class D Shares)	4,931 ***	–	–	–	–
Distribution expense (Class S Shares)	–	–	–	–	–
Accounting and administration services	42,404	23,814	226,008	26,012	4,249
Auditing fees	6,175	3,375	37,000	4,040	1,500
Legal fees	4,925	3,100	33,550	2,275	750
Reports and notices to shareholders	16,000	13,500	61,000	11,050	3,000
Registration and filing fees	36,211	32,908	56,704	39,775	2,971
Directors' and Chief Compliance Officer's fees and
expenses	19,760	10,043	90,295	10,888	1,155
Other	8,712	3,381	51,459	4,984	4,288
Total Expenses	1,403,642	897,251	6,805,519	984,978	79,268
Expense Reimbursement	–	–	–	(6,284)	–
Net Expenses	1,403,642	897,251	6,805,519	978,694	79,268
Net Investment Income (Loss)	1,673,876	223,143	5,844,821	1,378,943	340,492
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	8,079,894	2,538,100	25,829,301	2,427,463	152,799
Futures contracts	–	–	–	(49,638)	–
Foreign currency translations	–	–	–	(3,668)	–
Net realized gain (loss)	8,079,894	2,538,100	25,829,301	2,374,157	152,799
Net change in unrealized appreciation (depreciation)
during the period:
Investments	15,356,289	14,147,810	138,290,300	6,381,902	(65,735)
Futures contracts	–	–	–	(7,475)	–
Foreign currency translations	–	–	–	1,653	–

Net change in unrealized appreciation (depreciation)	15,356,289	14,147,810	138,290,300	6,376,080	(65,735)
Net Realized and Unrealized Gain
(Loss) on Investments	23,436,183	16,685,910	164,119,601	8,750,237	87,064
Net Increase (Decrease) in Net Assets
from Operations	$ 25,110,059	$ 16,909,053	$ 169,964,422	$ 10,129,180	$ 427,556

See notes to the Statement of Operations at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

42              The accompanying notes are an integral part of the financial statements.

Statement of Operations

(Continued)

Government	Growth	International	Mid Cap	Mid Cap	Short Maturity	Small
Securities	Leaders	Equity		Value	Government	Company
For the Fiscal	For the Fiscal	For the Fiscal	For the Fiscal	For the Fiscal	For the Fiscal	For the Fiscal
Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended
05/31/11	05/31/11	05/31/11	05/31/11	05/31/11	05/31/11	05/31/11

$ –	$ 295,651	$ 2,642,924 *	$ 403,112	$ 845,652	$ –	$ 7,068,805
13,354,927	153	651	1,805	1,126	32,775,521	57,106
$ 13,354,927	$ 295,804	$ 2,643,575	$ 404,917	$ 846,778	$ 32,775,521	$ 7,125,911

1,442,780	169,993	602,297	371,789	696,281	6,178,601	6,895,015
414,380	37,518	210,249	149,813	162,027	789,443	1,664,405
25,000	2,000	44,200	6,850	10,000	87,000	64,820
582,021	47,819	239,275	143,138	134,580	1,189,478	1,852,161
–	–	–	–	–	–	27,578 ****
404,629	10,716	19,727	15,373	87,819	–	901,703
–	–	–	–	–	–	–
–	–	–	–	–	8,112,507	–
129,211	6,712	30,573	18,872	32,987	553,405	450,820
18,000	1,550	6,125	2,500	3,650	78,500	63,000
15,700	620	3,625	2,200	3,900	67,000	62,250
30,500	5,100	22,650	14,450	15,250	110,000	125,000
54,182	31,087	29,452	30,958	45,437	105,429	79,459

42,454	1,804	13,969	8,288	10,818	155,259	147,224
31,299	1,176	29,614	9,035	8,209	183,378	112,538
3,190,156	316,095	1,251,756	773,266	1,210,958	17,610,000	12,445,973
–	–	–	–	–	–	–
3,190,156	316,095	1,251,756	773,266	1,210,958	17,610,000	12,445,973
10,164,771	(20,291)	1,391,819	(368,349)	(364,180)	15,165,521	(5,320,062)

(11,671,485)	1,637,251	6,756,570	6,389,990	13,937,673	(2,694,234)	155,651,243
(73,623)	–	–	–	–	–	–
–	–	(98,840)	–	–	–	–
(11,745,108)	1,637,251	6,657,730	6,389,990	13,937,673	(2,694,234)	155,651,243

3,514,762	2,375,869	10,420,672	11,941,783	20,032,813	8,711,151	316,099,367
(13,935)	–	–	–	–	–	–
–	–	25,004	–	762	–	–

3,500,827	2,375,869	10,445,676	11,941,783	20,033,575	8,711,151	316,099,367

(8,244,281)	4,013,120	17,103,406	18,331,773	33,971,248	6,016,917	471,750,610

$ 1,920,490	$ 3,992,829	$ 18,495,225	$ 17,963,424	$ 33,607,068	$ 21,182,438	$ 466,430,548

The accompanying notes are an integral part of the financial statements.                               43

Statement of Operations

(Continued)

	Sustainable Core	Sustainable Growth	Total Return
	Opportunities	Opportunities	Bond
	For the Fiscal	For the Fiscal	For the Fiscal
	Six Months Ended	Six Months Ended	Period From 12/17/10+
	05/31/11	05/31/11	Through 05/31/11
Investment Income
Income:
Dividends	$ 1,647,876	$ 426,105	$ –
Interest	1,311	767	452,358
Total Income	$ 1,649,187	$ 426,872	$ 452,358
Expenses:
Management advisory fee	708,086	415,019	71,469
Transfer agent fees	213,619	158,580	3,707
Custodian fees	6,000	4,165	2,450
Distribution expense (Class A Shares)	288,722	175,152	1,648
Distribution expense (Class C Shares)	–	–	6,694
Accounting and administration services	35,943	21,067	4,617
Auditing fees	5,050	4,100	4,100
Legal fees	5,050	3,225	800
Reports and notices to shareholders	22,000	16,000	3,350
Registration and filing fees	22,361	21,530	6,687
Directors' and Chief Compliance Officer's fees and
expenses	11,475	6,330	1,044
Other	11,257	5,829	4,327
Total Expenses	1,329,563	830,997	110,893
Expense Reimbursement	–	(5,217)	–
Net Expenses	1,329,563	825,780	110,893
Net Investment Income (Loss)	319,624	(398,908)	341,465
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,656,690	1,759,765	414,467
Futures contracts	–	–	(103,446)
Net realized gain (loss)	1,656,690	1,759,765	311,021
Net change in unrealized appreciation (depreciation)
during the period:
Investments	24,656,634	15,482,139	378,670
Futures contracts	–	–	(20,395)
Net change in unrealized appreciation (depreciation)	24,656,634	15,482,139	358,275
Net Realized and Unrealized Gain
(Loss) on Investments	26,313,324	17,241,904	669,296
Net Increase (Decrease) in Net Assets
from Operations	$ 26,632,948	$ 16,842,996	$ 1,010,761

Amounts designated as "-" are either $0 or have been rounded to $0.

^ Name change. Formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010.
* Net of foreign tax withholding of $24,571 in the Sentinel Conservative Strategies Fund and $279,363 in the Sentinel International Equity Fund.
** All outstanding shares of the Sentinel Common Stock Fund Class B were converted into Sentinel Common Stock Fund Class A shares following the close of business on March 11, 2011.
*** All outstanding shares of the Sentinel Balanced Fund Class D were converted into Sentinel Balanced Fund Class A shares following the close of business on March 11, 2011.
**** All outstanding shares of the Sentinel Small Company Fund Class B were converted into Sentinel Small Company Fund Class A shares following the close of business on March 11, 2011.
+ Commenced operations December 17, 2010.

44                       The accompanying notes are an integral part of the financial statements.

This page intentionally left blank

Statement of Changes in Net Assets

	Balanced		Capital Growth
	For the Fiscal		For the Fiscal
	Six Months Ended		Six Months Ended
	05/31/2011	Year Ended	05/31/2011	Year Ended
	(Unaudited)	11/30/10	(Unaudited)	11/30/10
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 1,673,876	$ 3,042,786	$ 223,143	$ 305,453
Net realized gain (loss) on sales of investments	8,079,894	3,910,924	2,538,100	577,213
Net change in unrealized appreciation (depreciation)	15,356,289	11,745,665	14,147,810	11,292,405
Net increase (decrease) in net assets from operations	25,110,059	18,699,375	16,909,053	12,175,071

Distributions to Shareholders
From net investment income
Class A Shares	(1,668,549)	(3,226,406)	(354,038)	(250,154)
Class B Shares	–	(9,197)*	–	–
Class C Shares	(44,943)	(72,434)	–	–
Class D Shares	– **	(7,946)	–	–
Class I Shares	(28,767)	(44,881)	(12,549)	(6,055)
From net realized gain on investments
Class A Shares	(3,136,005)	–	–	–
Class C Shares	(174,228)	–	–	–
Class D Shares	(35,762)**	–	–	–
Class I Shares	(53,040)	–	–	–
Total distributions to shareholders	(5,141,294)	(3,360,864)	(366,587)	(256,209)

From Capital Share Transactions
Net proceeds from sales of shares (see note 5)
Class A Shares	12,484,902	21,774,936	4,508,224	9,030,972
Class B Shares	–	26,191 *	–	–
Class C Shares	1,163,891	3,082,787	30,972	378,848
Class D Shares	16,653 **	24,178	–	–
Class I Shares	198,298	321,981	136,908	228,058
Net asset value of shares issued in share conversions
Class A Shares issued upon conversion from another Class	2,181,680 **	2,628,867 *	–	–
Class I Shares issued upon conversion from another Class	–	–	–	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	4,483,202	2,884,740	277,582	202,482
Class B Shares	–	8,599 *	–	–
Class C Shares	203,601	65,111	–	–
Class D Shares	35,717 **	7,929	–	–
Class I Shares	76,573	42,016	11,803	5,713
	20,844,517	30,867,335	4,965,489	9,846,073
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(18,445,658)	(35,727,313)	(10,462,425)	(17,942,974)
Class B Shares	–	(2,159,525)*	–	–
Class C Shares	(1,100,695)	(2,259,093)	(273,416)	(328,376)
Class D Shares	(488,329)**	(2,083,400)	–	–
Class I Shares	(441,734)	(326,592)	(191,091)	(425,693)
Class A Shares reacquired upon conversion into another Class	–	–	–	–
Class B Shares reacquired upon conversion into another Class	–	(2,628,867)*	–	–
Class D Shares reacquired upon conversion into another Class	(2,181,680)**	–	–	–

Increase (decrease) in net assets from capital stock transactions	(1,813,579)	(14,317,455)	(5,961,443)	(8,850,970)
Total Increase (Decrease) in Net Assets for period	18,155,186	1,021,056	10,581,023	3,067,892
Net Assets: Beginning of period	$ 226,181,204	$ 225,160,148	$ 126,469,833	$ 123,401,941
Net Assets: End of period	$ 244,336,390	$ 226,181,204	$ 137,050,856	$ 126,469,833
Accumulated Undistributed Net Investment Income (Loss)	$ 338,902	$ 407,285	$ 61,451	$ 204,895

See notes to the Statement of Changes in Net Assets at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

46                                 The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

(Continued)

Common Stock		Conservative Strategies#		Georgia Municipal Bond		Government Securities
For the Fiscal		For the Fiscal		For the Fiscal		For the Fiscal
Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
05/31/2011	Year Ended	05/31/2011	Year Ended	05/31/2011	Year Ended	05/31/2011	Year Ended
(Unaudited)	11/30/10	(Unaudited)	11/30/10	(Unaudited)	11/30/10	(Unaudited)	11/30/10

$ 5,844,821	$ 9,731,474	$ 1,378,943	$ 1,984,858	$ 340,492	$ 738,249	$ 10,164,771	$ 20,777,597
25,829,301	(19,035)	2,374,157	3,231,941	152,799	304,833	(11,745,108)	35,278,283
138,290,300	92,881,933	6,376,080	2,626,420	(65,735)	(230,165)	3,500,827	(15,584,914)
169,964,422	102,594,372	10,129,180	7,843,219	427,556	812,917	1,920,490	40,470,966

(3,718,023)	(6,525,628)	(1,171,830)	(1,875,556)	–	(220)^^^+	(9,825,846)	(19,649,670)
– ***	–	–	(43,627)^	–	–	–	–
(9,861)	(15,585)	(310,791)	(352,821)	–	–	(1,060,022)	(1,954,705)
–	–	–	–	–	–	–	–
(1,721,967)	(2,899,184)	(14,449)^^	–	(338,937)^^^	(740,963)^^^	(1,153,158)	(2,954,394)

–	–	–	–	–	(2,501)+	(22,299,016)	(12,784,544)
–	–	–	–	–	–	(3,151,557)	(1,484,954)
–	–	–	–	–	–	–	–
–	–	– ^^	–	(321,950)	(561,049)	(2,961,336)	(2,046,207)
(5,449,851)	(9,440,397)	(1,497,070)	(2,272,004)	(660,887)	(1,304,733)	(40,450,935)	(40,874,474)

63,921,441	63,373,522	30,991,872	30,536,010	–	– +	127,512,015	269,089,509
26,123 ***	100,065	–	147,333 ^	–	–	–	–
7,583,459	9,820,821	16,046,002	17,314,199	–	–	13,856,569	48,602,635
–	–	–	–	–	–	–	–
76,709,948	61,969,637	1,441,313 ^^	–	984,272	1,293,642	11,393,357	49,873,295

3,693,194 ***	–	–	2,708,100 ^	–	121,986 +	–	–
–	–	– ^^	–	–	–	–	–

3,005,067	5,259,839	895,908	1,417,798	–	2,669 +	24,124,991	25,685,352
– ***	–	–	34,847 ^	–	–	–	–
8,213	12,814	217,787	256,813	–	–	2,637,781	1,890,212
–	–	–	–	–	–	–	–
453,393	971,049	1,772 ^^	–	2,833	11,887	2,493,240	2,060,583
155,400,838	141,507,747	49,594,654	52,415,100	987,105	1,430,184	182,017,953	397,201,586

(64,621,937)	(110,769,527)	(10,567,878)	(23,944,885)	–	– +	(177,672,957)	(270,987,331)
(1,329,120)***	(4,515,730)	–	(3,774,260)^	–	–	–	–
(2,333,446)	(4,492,118)	(1,992,575)	(3,624,389)	–	–	(25,545,570)	(27,945,921)
–	–	–	–	–	–	–	–
(46,266,034)	(69,969,459)	(7)^^	–	(4,194,431)	(3,707,029)	(42,785,166)	(65,427,128)
–	–	–	–	–	(121,986)+	–	–
(3,693,194)***	–	–	(2,708,100)^	–	–	–	–
–	–	–	–	–	–	–	–

37,157,107	(48,239,087)	37,034,194	18,363,466	(3,207,326)	(2,398,831)	(63,985,740)	32,841,206
201,671,678	44,914,888	45,666,304	23,934,681	(3,440,657)	(2,890,647)	(102,516,185)	32,437,698
$ 1,125,632,973	$ 1,080,718,085	$ 123,273,572	$ 99,338,891	$ 25,251,373	$ 28,142,020	$ 804,032,246	$ 771,594,548
$ 1,327,304,651	$ 1,125,632,973	$ 168,939,876	$ 123,273,572	$ 21,810,716	$ 25,251,373	$ 701,516,061	$ 804,032,246
$ 2,197,313	$ 1,802,343	$ 19,973	$ 138,100	$ (122)	$ (1,677)	$ (1,394,774)	$ 479,481

The accompanying notes are an integral part of the financial statements.                                                                                                           47

Statement of Changes in Net Assets

(Continued)

	Growth Leaders		International Equity
	For the Fiscal		For the Fiscal
	Six Months Ended		Six Months Ended
	05/31/2011	Year Ended	05/31/2011	Year Ended
	(Unaudited)	11/30/10	(Unaudited)	11/30/10
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ (20,291)	$ 33,500	$ 1,391,819	$ 1,233,438
Net realized gain (loss) on sales of investments	1,637,251	544,251	6,657,730	(7,303,885)
Net change in unrealized appreciation (depreciation)	2,375,869	1,819,988	10,445,676	15,422,052
Net increase (decrease) in net assets from operations	3,992,829	2,397,739	18,495,225	9,351,605

Distributions to Shareholders
From net investment income
Class A Shares	(36,355)	(22,056)	(2,931,308)	(1,595,322)
Class C Shares	–	–	(22,851)	–
Class S Shares	–	–	–	–
Class I Shares	(8,962)	(609)	(185,129)	(105,134)
Total distributions to shareholders	(45,317)	(22,665)	(3,139,288)	(1,700,456)

From Capital Share Transactions
Net proceeds from sales of shares (see note 5)
Class A Shares	3,526,490	9,067,999	6,910,454	17,927,622
Class B Shares	–	–	–	27,567 ++
Class C Shares	117,924	455,119	338,207	905,751
Class S Shares	–	–	–	–
Class I Shares	3,205	205,410	565,861	1,506,831
Net asset value of shares issued in share conversions
Class A Shares issued upon conversion from another Class	–	–	–	2,305,694 ++
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	31,134	17,972	2,674,556	1,455,948
Class C Shares	–	–	20,191	–
Class S Shares	–	–	–	–
Class I Shares	805	47	168,221	96,798
	3,679,558	9,746,547	10,677,490	24,226,211
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(5,323,796)	(10,667,219)	(15,072,090)	(25,335,609)
Class B Shares	–	–	–	(536,280)++
Class C Shares	(938,785)	(790,523)	(473,160)	(957,025)
Class S Shares	–	–	–	–
Class I Shares	(37,307)	(185,510)	(1,007,645)	(1,439,074)

Class B Shares reacquired upon conversion into another Class	–	–	–	(2,305,694)++
Increase (decrease) in net assets from capital stock transactions	(2,620,330)	(1,896,705)	(5,875,405)	(6,347,471)
Total Increase (Decrease) in Net Assets for period	1,327,182	478,369	9,480,532	1,303,678
Net Assets: Beginning of period	$ 36,639,858	$ 36,161,489	$ 163,416,582	$ 162,112,904
Net Assets: End of period	$ 37,967,040	$ 36,639,858	$ 172,897,114	$ 163,416,582
Accumulated Undistributed Net Investment Income (Loss)	$ (28,921)	$ 36,687	$ 796,828	$ 2,544,297
See notes to the Statement of Changes in Net Assets at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

48                                The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

(Continued)

Mid Cap##		Mid Cap Value		Short Maturity Government		Small Company
For the Fiscal		For the Fiscal		For the Fiscal		For the Fiscal
Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
05/31/2011	Year Ended	05/31/2011	Year Ended	05/31/2011	Year Ended	05/31/2011	Year Ended
(Unaudited)	11/30/10	(Unaudited)	11/30/10	(Unaudited)	11/30/10	(Unaudited)	11/30/10

$ (368,349)	$ (605,554)	$ (364,180)	$ 3,086,763	$ 15,165,521	$ 41,866,750	$ (5,320,062)	$ (5,550,724)
6,389,990	7,911,764	13,937,673	21,612,096	(2,694,234)	9,591,408	155,651,243	113,072,415
11,941,783	8,887,935	20,033,575	2,385,202	8,711,151	2,580,890	316,099,367	300,472,414
17,963,424	16,194,145	33,607,068	27,084,061	21,182,438	54,039,048	466,430,548	407,994,105

–	–	(1,237,870)	–	(11,107,809)	(26,180,938)	–	–
–	–	(156,345)	–	–	–	–	–
–	–	–	–	(20,551,809)	(41,748,231)	–	–
–	–	(1,490,267)	–	–	–	–	–
–	–	(2,884,482)	–	(31,659,618)	(67,929,169)	–	–

7,557,407	8,007,259	14,280,536	17,393,899	210,559,409	955,523,908	99,527,615	193,335,491
–	25,318 +++	–	–	–	–	62 @	80,762
912,042	459,157	907,089	1,222,017	–	–	2,391,103	11,681,707
–	–	–	–	462,609,607	2,455,539,754	–	–
771,496	728,616	5,326,369	11,863,582	–	–	274,762,119	384,202,093

–	2,673,822 +++	–	–	–	–	8,680,408 @	–

–	–	1,079,343	–	8,773,329	20,698,723	–	–
–	–	121,158	–	–	–	–	–
–	–	–	–	16,507,874	33,831,578	–	–
–	–	1,158,766	–	–	–	–	–
9,240,945	11,894,172	22,873,261	30,479,498	698,450,219	3,465,593,963	385,361,307	589,300,053

(10,197,376)	(13,857,709)	(14,876,283)	(31,978,530)	(404,794,093)	(680,907,831)	(149,771,667)	(334,567,921)
–	(421,240)+++	–	–	–	–	(3,193,682)@	(22,773,414)
(326,533)	(562,850)	(2,497,555)	(4,411,988)	–	–	(15,859,455)	(29,710,593)
–	–	–	–	(951,382,566)	(1,061,583,323)	–	–
(640,712)	(894,762)	(11,871,007)	(34,648,186)	–	–	(142,863,998)	(240,905,880)

–	(2,673,822)+++	–	–	–	–	(8,680,408)@	–

(1,923,676)	(6,516,211)	(6,371,584)	(40,559,206)	(657,726,440)	1,723,102,809	64,992,097	(38,657,755)
16,039,748	9,677,934	24,531,002	(13,475,145)	(668,203,620)	1,709,212,688	531,422,645	369,336,350
$ 94,987,921	$ 85,309,987	$ 170,153,598	$ 183,628,743	$ 3,564,282,122	$ 1,855,069,434	$ 2,224,318,523	$ 1,854,982,173
$ 111,027,669	$ 94,987,921	$ 194,504,600	$ 170,153,598	$ 2,896,078,502	$ 3,564,282,122	$ 2,755,741,168	$ 2,224,318,523
$ (424,494)	$ (56,145)	$ (242,268)	$ 3,006,394	$ (16,482,286)	$ 11,811	$ (4,009,193)	$ 1,310,869

The accompanying notes are an integral part of the financial statements.                                  49

Statement of Changes in Net Assets

(Continued)

	Sustainable Core Opportunities		Sustainable Growth Opportunities		Total Return Bond
					For the Fiscal
	For the Fiscal		For the Fiscal		Period From
	Six Months Ended		Six Months Ended		12/17/2010^^
	05/31/2011	Year Ended	05/31/2011	Year Ended	Through 05/31/11
	(Unaudited)	11/30/10	(Unaudited)	11/30/10	(Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 319,624	$ 685,719	$ (398,908)	$ (686,203)	$ 341,465
Net realized gain (loss) on sales of investments	1,656,690	(2,756,462)	1,759,765	1,805,178	311,021
Net change in unrealized appreciation (depreciation)	24,656,634	19,772,638	15,482,139	20,958,978	358,275
Net increase (decrease) in net assets from operations	26,632,948	17,701,895	16,842,996	22,077,953	1,010,761

Distributions to Shareholders
From net investment income
Class A Shares	(600,864)	(577,622)	–	–	(123,998)
Class C Shares	–	–	–	–	(122,362)
Class I Shares	(71,832)	(92,925)	–	–	(116,629)
Total distributions to shareholders	(672,696)	(670,547)	–	–	(362,989)

From Capital Share Transactions
Net proceeds from sales of shares (see note 5)
Class A Shares	3,761,823	5,920,105	2,824,848	4,206,791	17,739,638
Class C Shares	–	–	–	–	10,628,787
Class I Shares	643,267	2,244,401	57,397	1,013,213	9,000,000
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	578,000	555,812	–	–	116,208
Class C Shares	–	–	–	–	121,531
Class I Shares	64,532	82,299	–	–	103,729
	5,047,622	8,802,617	2,882,245	5,220,004	37,709,893
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(12,233,435)	(23,270,423)	(10,342,204)	(15,897,142)	(98,062)
Class I Shares	(3,002,781)	(3,948,252)	(204,640)	(592,929)	–

Increase (decrease) in net assets from capital stock transactions	(10,188,594)	(18,416,058)	(7,664,599)	(11,270,067)	37,611,831
Total Increase (Decrease) in Net Assets for period	15,771,658	(1,384,710)	9,178,397	10,807,886	38,259,603
Net Assets: Beginning of period	$ 190,386,245	$ 191,770,955	$ 112,516,561	$ 101,708,675	–
Net Assets: End of period	$ 206,157,903	$ 190,386,245	$ 121,694,958	$ 112,516,561	$ 38,259,603
Accumulated Undistributed Net Investment Income (Loss)	$ 294,326	$ 647,398	$ (398,510)	$ 398	$ (21,524)
Amounts designated as "-" are either $0 or have been rounded to $0.

* All outstanding shares of the Sentinel Balanced Fund Class B were converted into Sentinel Balanced Fund Class A shares following the close of business on September 10, 2010.
** All outstanding shares of the Sentinel Balanced Fund Class D were converted into Sentinel Balanced Fund Class A shares following the close of business on March 11, 2011.
*** All outstanding shares of the Sentinel Common Stock Fund Class B were converted into Sentinel Common Stock Fund Class A shares following the close of business on March 11, 2011.
^ All outstanding shares of the Sentinel Conservative Strategies Fund Class B were converted into Sentinel Conservative Strategies Fund Class A shares following the close of business on September 10, 2010.
^^ Commenced operations December 17, 2010.
^^^ Dividends paid by the Sentinel Georgia Municipal Bond Fund are generally tax-exempt for Federal income tax purposes.
+ All outstanding shares of the Sentinel Georgia Municipal Bond Fund Class A were converted into Sentinel Georgia Municipal Bond Fund Class I shares following the close of business on January 15, 2010.
++ All outstanding shares of the Sentinel International Equity Fund Class B were converted into Sentinel International Equity Fund Class A shares following the close of business on March 19, 2010.
+++ All outstanding shares of the Sentinel Mid Cap Fund Class B were converted into Sentinel Mid Cap Fund Class A shares following the close of business on March 19, 2010.
# Name change. Formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010.
## Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
@ All outstanding shares of the Sentinel Small Company Fund Class B were converted into Sentinel Small Company Fund Class A shares following the close of business on March 11, 2011.

50                     The accompanying notes are an integral part of the financial statements.

This page intentionally left blank

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period
Balanced Class A
	11/30/06	$16.85	$ 0 .37	$ 1 .53	$ 1 .90	$ 0 .38	$ 0 .36	$ –	$ 0 .74	$18.01
	11/30/07	18.01	0 .38	1 .12	1 .50	0 .38	0 .43	–	0 .81	18.70
	11/30/08	18.70	0 .34	(4 .60)	(4 .26)	0 .37	1 .11	–	1 .48	12.96
	11/30/09	12.96	0 .27	2 .55	2 .82	0 .30	–	–	0 .30	15.48
	11/30/10	15.48	0 .23	1 .11	1 .34	0 .25	–	–	0 .25	16.57
	05/31/11(U)	16.57	0 .13	1 .71	1 .84	0 .13	0 .25	–	0 .38	18.03
Balanced Class C
	11/30/06	16.86	0 .21	1 .52	1 .73	0 .22	0 .36	–	0 .58	18.01
	11/30/07	18.01	0 .20	1 .13	1 .33	0 .21	0 .43	–	0 .64	18.70
	11/30/08	18.70	0 .18	(4 .61)	(4 .43)	0 .19	1 .11	–	1 .30	12.97
	11/30/09	12.97	0 .14	2 .55	2 .69	0 .16	–	–	0 .16	15.50
	11/30/10	15.50	0 .09	1 .12	1 .21	0 .10	–	–	0 .10	16.61
	05/31/11(U)	16.61	0 .05	1 .72	1 .77	0 .06	0 .25	–	0 .31	18.07
Balanced Class I
	11/30/07(A)	18.43	0 .14	0 .26	0 .40	0 .12	–	–	0 .12	18.71
	11/30/08	18.71	0 .36	(4 .61)	(4 .25)	0 .43	1 .11	–	1 .54	12.92
	11/30/09	12.92	0 .21	2 .54	2 .75	0 .29	–	–	0 .29	15.38
	11/30/10	15.38	0 .24	1 .11	1 .35	0 .21	–	–	0 .21	16.52
	05/31/11(U)	16.52	0 .13	1 .71	1 .84	0 .14	0 .25	–	0 .39	17.97
Capital Growth Class A
	06/30/06	19.42	(0 .10)	1 .98	1 .88	–	2 .50	–	2 .50	18.80
	11/30/06(B)	18.80	(0 .01)	1 .03	1 .02	–	–	–	–	19.82
	11/30/07	19.82	0 .03	2 .83	2 .86	–	1 .36	–	1 .36	21.32
	11/30/08	21.32	0 .02	(7 .62)	(7 .60)	0 .02	1 .40	0 .18	1 .60	12.12
	11/30/09	12.12	0 .05	3 .73	3 .78	0 .02	–	–	0 .02	15.88
	11/30/10	15.88	0 .05	1 .62	1 .67	0 .03	–	–	0 .03	17.52
	05/31/11(U)	17.52	0 .04	2 .34	2 .38	0 .05	–	–	0 .05	19.85
Capital Growth Class C
	06/30/06(C)	19.45	(0 .12)	(0 .61)	(0 .73)	–	–	–	–	18.72
	11/30/06(B)	18.72	(0 .13)	1 .03	0 .90	–	–	–	–	19.62
	11/30/07	19.62	(0 .29)	2 .70	2 .41	–	1 .36	–	1 .36	20.67
	11/30/08	20.67	(0 .22)	(7 .30)	(7 .52)	–	1 .40	0 .18	1 .58	11.57
	11/30/09	11.57	(0 .12)	3 .53	3 .41	–	–	–	–	14.98
	11/30/10	14.98	(0 .16)	1 .52	1 .36	–	–	–	–	16.34
	05/31/11(U)	16.34	(0 .10)	2 .19	2 .09	–	–	–	–	18.43
Capital Growth Class I
	11/30/07(A)	20.32	0 .05	0 .98	1 .03	–	–	–	–	21.35
	11/30/08	21.35	0 .05	(7 .61)	(7 .56)	0 .10	1 .40	0 .18	1 .68	12.11
	11/30/09	12.11	0 .02	3 .71	3 .73	0 .06	–	–	0 .06	15.78
	11/30/10	15.78	0 .05	1 .62	1 .67	0 .03	–	–	0 .03	17.42
	05/31/11(U)	17.42	0 .04	2 .33	2 .37	0 .06	–	–	0 .06	19.73

52              The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

11 .64	$249,398	1 .10	1 .11	1 .11	2 .18	2 .18	209
8 .60	248,429	1 .10	1 .11	1 .11	2 .12	2 .12	138
(24 .65)	174,612	1 .13	1 .14	1 .14	2 .11	2 .11	90
22 .16	202,968	1 .20	1 .20	1 .20	1 .99	1 .99	80
8 .74	208,566	1 .14	1 .14	1 .14	1 .43	1 .43	160
11 .26++	227,769	1 .12+	1 .12+	1 .12+	1 .46+	1 .46+	88 ++

10 .56	7,299	2 .06	2 .07	2 .07	1 .22	1 .22	209
7 .56	7,757	2 .10	2 .11	2 .11	1 .13	1 .13	138
(25 .41)	5,633	2 .15	2 .15	2 .15	1 .10	1 .10	90
21 .00	9,963	2 .15	2 .15	2 .15	1 .00	1 .00	80
7 .86	11,628	1 .97	1 .97	1 .97	0 .60	0 .60	160
10 .80++	12,925	1 .97+	1 .97+	1 .97+	0 .61+	0 .61+	88 ++

2 .14++	3,618	0 .69+	0 .69+	0 .69+	2 .82+	2 .82+	138 ++
(24 .64)	2,629	1 .02	1 .02	1 .02	2 .22	2 .22	90
21 .69	3,225	1 .62	1 .62	1 .62	1 .56	1 .56	80
8 .87	3,501	1 .06	1 .06	1 .06	1 .51	1 .51	160
11 .27++	3,643	1 .05+	1 .05+	1 .05+	1 .52+	1 .52+	88 ++

9 .94	131,400	1 .66	1 .66	1 .66	(0 .53)	(0 .53)	39
5 .43++	124,054	1 .26+	1 .27+	1 .27+	(0 .12)+	(0 .12)+	8 ++
15 .40	183,262	1 .27	1 .28	1 .28	0 .14	0 .14	24
(38 .47)	97,020	1 .33	1 .34	1 .34	0 .12	0 .12	19
31 .26	117,019	1 .45	1 .45	1 .45	0 .37	0 .37	26
10 .56	119,626	1 .32	1 .32	1 .32	0 .28	0 .28	24
13 .62++	129,615	1 .30+	1 .30+	1 .30+	0 .37+	0 .37+	7 ++

(3 .75)++	172	3 .11+	3 .12+	3 .12+	(1 .99)+	(1 .99)+	39 ++
4 .81++	247	2 .81+	2 .82+	2 .82+	(1 .65)+	(1 .65)+	8 ++
13 .12	3,150	2 .83	2 .84	2 .84	(1 .42)	(1 .42)	24
(39 .34)	2,265	2 .80	2 .80	2 .80	(1 .34)	(1 .34)	19
29 .47	2,948	2 .79	2 .79	2 .79	(0 .98)	(0 .98)	26
9 .08	3,266	2 .64	2 .64	2 .64	(1 .03)	(1 .03)	24
12 .79++	3,426	2 .82+	2 .82+	2 .82+	(1 .15)+	(1 .15)+	7 ++

5 .07++	4,579	0 .84+	0 .85+	0 .85+	0 .88+	0 .88+	24 ++
(38 .37)	2,699	1 .19	1 .20	1 .20	0 .26	0 .26	19
30 .97	3,435	1 .65	1 .65	1 .65	0 .16	0 .16	26
10 .59	3,579	1 .27	1 .27	1 .27	0 .34	0 .34	24
13 .64++	4,010	1 .25+	1 .25+	1 .25+	0 .42+	0 .42+	7 ++

See notes to Financial Highlights at the end of the schedule.                  53

Financial Highlights

(Continued)

				Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends
Fund/		value,	investment	securities (both	Total from	(from net	Distributions		Net asset
Share	Fiscal year	beginning	income	realized and	investment	investment	(from realized	Total	value, end of
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period
Common Stock Class A
	11/30/06	$31.20	$ 0 .28	$ 4 .23	$ 4 .51	$ 0 .30	$ 1 .40	$ 1 .70	$34.01
	11/30/07	34.01	0 .30	3 .18	3 .48	0 .27	1 .42	1 .69	35.80
	11/30/08	35.80	0 .28	(12 .34)	(12 .06)	0 .30	1 .84	2 .14	21.60
	11/30/09	21.60	0 .24	5 .61	5 .85	0 .24	–	0 .24	27.21
	11/30/10	27.21	0 .24	2 .38	2 .62	0 .22	–	0 .22	29.61
	05/31/11(U)	29.61	0 .14	4 .23	4 .37	0 .13	–	0 .13	33.85
Common Stock Class C
	11/30/06	30.53	(0 .05)	4 .14	4 .09	0 .02	1 .40	1 .42	33.20
	11/30/07	33.20	(0 .03)	3 .09	3 .06	–	1 .42	1 .42	34.84
	11/30/08	34.84	0 .02	(12 .01)	(11 .99)	0 .02	1 .84	1 .86	20.99
	11/30/09	20.99	–	5 .47	5 .47	0 .05	–	0 .05	26.41
	11/30/10	26.41	(0 .01)	2 .32	2 .31	0 .02	–	0 .02	28.70
	05/31/11(U)	28.70	–	4 .10	4 .10	0 .01	–	0 .01	32.79
Common Stock Class I
	11/30/07(D)	35.31	0 .27	0 .44	0 .71	0 .20	–	0 .20	35.82
	11/30/08	35.82	0 .42	(12 .35)	(11 .93)	0 .43	1 .84	2 .27	21.62
	11/30/09	21.62	0 .33	5 .62	5 .95	0 .34	–	0 .34	27.23
	11/30/10	27.23	0 .33	2 .39	2 .72	0 .34	–	0 .34	29.61
	05/31/11(U)	29.61	0 .20	4 .23	4 .43	0 .18	–	0 .18	33.86
Conservative Strategies^ Class A
	11/30/06	11.42	0 .42	0 .60	1 .02	0 .46	0 .21	0 .67	11.77
	11/30/07	11.77	0 .38	0 .39	0 .77	0 .49	0 .19	0 .68	11.86
	11/30/08	11.86	0 .38	(2 .23)	(1 .85)	0 .37	0 .12	0 .49	9.52
	11/30/09	9.52	0 .32	1 .49	1 .81	0 .34	–	0 .34	10.99
	11/30/10	10.99	0 .23	0 .60	0 .83	0 .26	–	0 .26	11.56
	05/31/11(U)	11.56	0 .12	0 .74	0 .86	0 .13	–	0 .13	12.29
Conservative Strategies^ Class C
	11/30/06	11.39	0 .31	0 .59	0 .90	0 .34	0 .21	0 .55	11.74
	11/30/07	11.74	0 .26	0 .41	0 .67	0 .38	0 .19	0 .57	11.84
	11/30/08	11.84	0 .28	(2 .22)	(1 .94)	0 .29	0 .12	0 .41	9.49
	11/30/09	9.49	0 .22	1 .51	1 .73	0 .26	–	0 .26	10.96
	11/30/10	10.96	0 .14	0 .60	0 .74	0 .17	–	0 .17	11.53
	05/31/11(U)	11.53	0 .08	0 .74	0 .82	0 .09	–	0 .09	12.26
Conservative Strategies Class I
	05/31/11(E)(U)	11.73	0 .12	0 .57	0 .69	0 .15	–	0 .15	12.27
Georgia Municipal Bond Class I
	10/31/06	9.84	0 .30	0 .05	0 .35	0 .30	0 .04	0 .34	9.85
	10/31/07	9.85	0 .30	(0 .06)	0 .24	0 .30	0 .05	0 .35	9.74
	11/30/07(F)	9.74	0 .03	0 .08	0 .11	0 .03	–	0 .03	9.82
	11/30/08	9.82	0 .31	(0 .14)	0 .17	0 .30	0 .05	0 .35	9.64
	11/30/09	9.64	0 .30	0 .64	0 .94	0 .30	0 .02	0 .32	10.26
	11/30/10	10.26	0 .28	0 .01	0 .29	0 .28	0 .20	0 .48	10.07
	05/31/11(U)	10.07	0 .14	0 .06	0 .20	0 .14	0 .13	0 .27	10.00

54                    The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

15 .18	$1,114,097	1 .10	1 .10	1 .13	0 .88	0 .86	13
10 .62	1,110,318	1 .10	1 .10	1 .11	0 .88	0 .87	16
(35 .74)	669,694	1 .16	1 .16	1 .16	0 .93	0 .93	17
27 .36	820,777	1 .24	1 .24	1 .24	1 .03	1 .03	19
9 .69	848,513	1 .16	1 .16	1 .16	0 .85	0 .85	12
14 .78++	975,876	1 .13+	1 .13+	1 .13+	0 .86+	0 .86+	6 ++

14 .00	14,869	2 .12	2 .13	2 .16	(0 .12)	(0 .15)	13
9 .56	22,498	2 .06	2 .07	2 .07	(0 .08)	(0 .08)	16
(36 .30)	15,113	2 .03	2 .03	2 .03	0 .06	0 .06	17
26 .12	20,592	2 .25	2 .25	2 .25	0 .02	0 .02	19
8 .74	27,952	2 .05	2 .05	2 .05	(0 .03)	(0 .03)	12
14 .28++	37,380	1 .99+	1 .99+	1 .99+	0 .01+	0 .01+	6 ++

2 .02++	203,315	0 .71+	0 .71+	0 .72+	1 .33+	1 .32+	16 ++
(35 .45)	159,157	0 .72	0 .72	0 .72	1 .39	1 .39	17
27 .91	230,822	0 .82	0 .82	0 .82	1 .44	1 .44	19
10 .06	244,612	0 .83	0 .83	0 .83	1 .17	1 .17	12
15 .00++	314,048	0 .76+	0 .76+	0 .76+	1 .23+	1 .23+	6 ++

9 .31	38,175	1 .25	1 .26	1 .26	3 .73	3 .73	204
6 .77	38,193	1 .26	1 .28	1 .28	3 .21	3 .21	254
(16 .14)	65,919	1 .15	1 .16	1 .16	3 .45	3 .45	306
19 .51	76,374	1 .16	1 .16	1 .16	3 .15	3 .15	149
7 .68	91,218	1 .15	1 .15	1 .15	2 .05	2 .05	326
7 .48++	118,795	1 .14+	1 .14+	1 .14+	2 .07+	2 .07+	168 ++

8 .23	6,540	2 .23	2 .24	2 .24	2 .74	2 .74	204
5 .82	7,479	2 .23	2 .25	2 .25	2 .24	2 .24	254
(16 .92)	10,836	1 .98	2 .00	2 .00	2 .58	2 .58	306
18 .55	16,764	2 .02	2 .02	2 .02	2 .22	2 .22	149
6 .82	32,056	1 .89	1 .89	1 .89	1 .29	1 .29	326
7 .12++	48,653	1 .87+	1 .87+	1 .87+	1 .36+	1 .36+	168 ++

5 .90++	1,492	1 .07+	1 .07+	2 .28+	2 .18+	0 .97+	168 ++

3 .66	42,514	0 .88	0 .88	0 .88	3 .05	3 .05	16
2 .46	32,900	0 .81	0 .81	0 .81	3 .07	3 .07	19
1 .11++	32,558	0 .61+	0 .62+	0 .62+	3 .33+	3 .33+	0 ++
1 .76	29,298	0 .68	0 .69	0 .69	3 .16	3 .16	11
9 .90	28,020	0 .69	0 .69	0 .69	2 .96	2 .96	21
2 .98	25,251	0 .71	0 .71	0 .71	2 .77	2 .77	16
2 .05++	21,811	0 .66+	0 .66+	0 .66+	2 .85+	2 .85+	5 ++

See notes to Financial Highlights at the end of the schedule.                   55

Financial Highlights

(Continued)

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions		Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period
Government Securities Class A
	11/30/06	$10.19	$ 0 .47	$ 0 .06	$ 0 .53	$ 0 .48	$ –	$ 0 .48	$10.24
	11/30/07	10.24	0 .48	0 .15	0 .63	0 .48	–	0 .48	10.39
	11/30/08	10.39	0 .46	0 .19	0 .65	0 .47	–	0 .47	10.57
	11/30/09	10.57	0 .40	0 .62	1 .02	0 .44	–	0 .44	11.15
	11/30/10	11.15	0 .31	0 .31	0 .62	0 .37	0 .23	0 .60	11.17
	05/31/11(U)	11.17	0 .15	(0 .10)	0 .05	0 .18	0 .40	0 .58	10.64
Government Securities Class C
	11/30/06(G)	9.96	0 .17	0 .29	0 .46	0 .18	–	0 .18	10.24
	11/30/07	10.24	0 .33	0 .13	0 .46	0 .32	–	0 .32	10.38
	11/30/08	10.38	0 .37	0 .19	0 .56	0 .37	–	0 .37	10.57
	11/30/09	10.57	0 .30	0 .63	0 .93	0 .35	–	0 .35	11.15
	11/30/10	11.15	0 .22	0 .32	0 .54	0 .28	0 .23	0 .51	11.18
	05/31/11(U)	11.18	0 .11	(0 .10)	0 .01	0 .14	0 .40	0 .54	10.65
Government Securities Class I
	11/30/07(D)	10.26	0 .29	0 .13	0 .42	0 .29	–	0 .29	10.39
	11/30/08	10.39	0 .50	0 .18	0 .68	0 .50	–	0 .50	10.57
	11/30/09	10.57	0 .44	0 .61	1 .05	0 .47	–	0 .47	11.15
	11/30/10	11.15	0 .34	0 .30	0 .64	0 .39	0 .23	0 .62	11.17
	05/31/11(U)	11.17	0 .16	(0 .09)	0 .07	0 .19	0 .41	0 .60	10.64
Growth Leaders Class A
	06/30/06	9.31	(0 .06)	1 .34	1 .28	–	–	–	10.59
	11/30/06(B)	10.59	0 .01	0 .56	0 .57	–	–	–	11.16
	11/30/07	11.16	(0 .01)	2 .15	2 .14	0 .01	–	0 .01	13.29
	11/30/08	13.29	(0 .04)	(4 .44)	(4 .48)	–	0 .39	0 .39	8.42
	11/30/09	8.42	0 .01	2 .29	2 .30	–	–	–	10.72
	11/30/10	10.72	0 .02	0 .77	0 .79	0 .01	–	0 .01	11.50
	05/31/11(U)	11.50	–	1 .30	1 .30	0 .01	–	0 .01	12.79
Growth Leaders Class C
	06/30/06(C)	10.95	(0 .04)	(0 .34)	(0 .38)	–	–	–	10.57
	11/30/06(B)	10.57	(0 .04)	0 .55	0 .51	–	–	–	11.08
	11/30/07	11.08	(0 .31)	2 .09	1 .78	–	–	–	12.86
	11/30/08	12.86	(0 .20)	(4 .25)	(4 .45)	–	0 .39	0 .39	8.02
	11/30/09	8.02	(0 .10)	2 .17	2 .07	–	–	–	10.09
	11/30/10	10.09	(0 .11)	0 .71	0 .60	–	–	–	10.69
	05/31/11(U)	10.69	(0 .10)	1 .21	1 .11	–	–	–	11.80
Growth Leaders Class I
	11/30/07(A)	12.45	0 .02	0 .84	0 .86	–	–	–	13.31
	11/30/08	13.31	(0 .10)	(4 .63)	(4 .73)	–	0 .39	0 .39	8.19
	11/30/09	8.19	0 .02	2 .23	2 .25	–	–	–	10.44
	11/30/10	10.44	0 .03	0 .75	0 .78	–	–	–	11.22
	05/31/11(U)	11.22	0 .01	1 .26	1 .27	0 .03	–	0 .03	12.46

56                       The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

				Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

5 .41	$214,374	0 .98	0 .99	0 .99	4 .68	4 .68	678
6 .36	249,248	0 .98	0 .99	0 .99	4 .70	4 .70	464
6 .36	394,255	0 .95	0 .96	0 .96	4 .43	4 .43	458
9 .83	606,365	0 .91	0 .91	0 .91	3 .67	3 .67	283
5 .85	630,098	0 .83	0 .83	0 .83	2 .82	2 .82	649
0 .61++	574,279	0 .81+	0 .81+	0 .81+	2 .86+	2 .86+	344 ++

4 .62++	567	2 .64+	2 .64+	2 .64+	3 .15+	3 .15+	678 ++
4 .56	5,035	2 .35	2 .36	2 .36	3 .30	3 .30	464
5 .47	15,695	1 .84	1 .85	1 .85	3 .54	3 .54	458
8 .91	68,428	1 .71	1 .71	1 .71	2 .75	2 .75	283
5 .08	91,383	1 .59	1 .59	1 .59	2 .03	2 .03	649
0 .24++	77,994	1 .60+	1 .60+	1 .60+	2 .07+	2 .07+	344 ++

4 .18++	111,921	0 .63+	0 .64+	0 .64+	4 .92+	4 .92+	464 ++
6 .73	103,801	0 .60	0 .60	0 .60	4 .78	4 .78	458
10 .18	96,802	0 .63	0 .63	0 .63	4 .02	4 .02	283
6 .12	82,552	0 .60	0 .60	0 .60	3 .07	3 .07	649
0 .72++	49,243	0 .59+	0 .59+	0 .59+	3 .13+	3 .13+	344 ++

13 .75	8,043	1 .75	1 .76	3 .09	(0 .60)	(1 .94)	157
5 .38++	11,257	1 .45+	1 .51+	1 .67+	0 .14+	(0 .02)+	30 ++
19 .14	17,783	1 .45	1 .48	1 .73	(0 .19)	(0 .44)	75
(34 .72)	17,966	1 .45	1 .47	1 .64	(0 .31)	(0 .48)	34
27 .32	30,438	1 .59	1 .59	1 .67	0 .14	0 .06	42
7 .36	30,853	1 .59	1 .59	1 .59	0 .17	0 .17	41
11 .35++	32,423	1 .60+	1 .60+	1 .60+	(0 .03)+	(0 .03)+	19 ++

(3 .47)++	385	2 .79+	2 .81+	3 .62+	(1 .16)+	(1 .97)+	157 ++
4 .82++	439	2 .43+	2 .49+	2 .64+	(0 .87)+	(1 .03)+	30 ++
16 .06	1,580	3 .89	3 .92	4 .17	(2 .58)	(2 .84)	75
(35 .68)	1,729	2 .92	2 .94	3 .10	(1 .78)	(1 .95)	34
25 .81	2,533	2 .83	2 .83	2 .92	(1 .10)	(1 .19)	42
5 .95	2,321	2 .88	2 .88	2 .88	(1 .11)	(1 .11)	41
10 .38++	1,727	3 .24+	3 .24+	3 .24+	(1 .68)+	(1 .68)+	19 ++

6 .91++	265	1 .05+	1 .07+	1 .32+	0 .55+	0 .30+	75 ++
(36 .60)	4,026	2 .16	2 .17	2 .34	(1 .04)	(1 .20)	34
27 .47	3,191	1 .54	1 .54	1 .58	0 .21	0 .18	42
7 .49	3,466	1 .45	1 .45	1 .45	0 .33	0 .33	41
11 .33++	3,818	1 .41+	1 .41+	1 .41+	0 .15+	0 .15+	19 ++

See notes to Financial Highlights at the end of the schedule.                     57

Financial Highlights

(Continued)

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions		Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period
International Equity Class A
	11/30/06	$18.65	$ 0 .17	$ 4 .42	$ 4 .59	$ 0 .24	$ 1 .00	$ 1 .24	$22.00
	11/30/07	22.00	0 .20	3 .58	3 .78	0 .18	1 .89	2 .07	23.71
	11/30/08	23.71	0 .23	(10 .65)	(10 .42)	0 .20	1 .98	2 .18	11.11
	11/30/09	11.11	0 .13	4 .34	4 .47	0 .22	–	0 .22	15.36
	11/30/10	15.36	0 .12	1 .00	1 .12	0 .17	–	0 .17	16.31
	05/31/11(U)	16.31	0 .13	1 .73	1 .86	0 .32	–	0 .32	17.85
International Equity Class C
	11/30/06	18.25	(0 .11)	4 .39	4 .28	–	1 .00	1 .00	21.53
	11/30/07	21.53	(0 .02)	3 .49	3 .47	–	1 .89	1 .89	23.11
	11/30/08	23.11	0 .03	(10 .35)	(10 .32)	0 .01	1 .98	1 .99	10.80
	11/30/09	10.80	(0 .05)	4 .24	4 .19	0 .01	–	0 .01	14.98
	11/30/10	14.98	(0 .10)	0 .97	0 .87	–	–	–	15.85
	05/31/11(U)	15.85	–	1 .69	1 .69	0 .10	–	0 .10	17.44
International Equity Class I
	11/30/07(A)	21.69	0 .05	2 .00	2 .05	–	–	–	23.74
	11/30/08	23.74	0 .29	(10 .63)	(10 .34)	0 .32	1 .98	2 .30	11.10
	11/30/09	11.10	0 .17	4 .31	4 .48	0 .28	–	0 .28	15.30
	11/30/10	15.30	0 .17	1 .00	1 .17	0 .21	–	0 .21	16.26
	05/31/11(U)	16.26	0 .16	1 .72	1 .88	0 .37	–	0 .37	17.77
Mid Cap^^ Class A
	11/30/06	15.81	(0 .10)	1 .24	1 .14	–	–	–	16.95
	11/30/07	16.95	(0 .12)	2 .83	2 .71	–	–	–	19.66
	11/30/08	19.66	(0 .15)	(8 .85)	(9 .00)	–	–	–	10.66
	11/30/09	10.66	(0 .08)	2 .88	2 .80	–	–	–	13.46
	11/30/10	13.46	(0 .09)	2 .79	2 .70	–	–	–	16.16
	05/31/11(U)	16.16	(0 .06)	3 .11	3 .05	–	–	–	19.21
Mid Cap^^ Class C
	11/30/06	14.68	(0 .26)	1 .15	0 .89	–	–	–	15.57
	11/30/07	15.57	(0 .33)	2 .58	2 .25	–	–	–	17.82
	11/30/08	17.82	(0 .31)	(7 .95)	(8 .26)	–	–	–	9.56
	11/30/09	9.56	(0 .25)	2 .55	2 .30	–	–	–	11.86
	11/30/10	11.86	(0 .28)	2 .43	2 .15	–	–	–	14.01
	05/31/11(U)	14.01	(0 .19)	2 .69	2 .50	–	–	–	16.51
Mid Cap^^ Class I
	11/30/07(A)	18.58	(0 .02)	1 .13	1 .11	–	–	–	19.69
	11/30/08	19.69	(0 .07)	(8 .90)	(8 .97)	–	–	–	10.72
	11/30/09	10.72	(0 .04)	2 .89	2 .85	–	–	–	13.57
	11/30/10	13.57	(0 .04)	2 .83	2 .79	–	–	–	16.36
	05/31/11(U)	16.36	(0 .03)	3 .15	3 .12	–	–	–	19.48

58                  The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

26 .04	$149,605	1 .35	1 .39	1 .39	0 .86	0 .86	63
18 .72	159,017	1 .36	1 .37	1 .37	1 .00	1 .00	31
(48 .11)	114,641	1 .45	1 .45	1 .45	1 .31	1 .31	43
40 .97	148,091	1 .60	1 .60	1 .60	1 .05	1 .05	17
7 .35	151,462	1 .45	1 .45	1 .45	0 .77	0 .77	20
11 .50++	160,202	1 .44+	1 .44+	1 .44+	1 .52+	1 .52+	18 ++

24 .55	5,223	2 .51	2 .56	2 .56	(0 .26)	(0 .26)	63
17 .47	8,173	2 .41	2 .43	2 .43	(0 .07)	(0 .07)	31
(48 .58)	3,363	2 .42	2 .43	2 .43	0 .15	0 .15	43
38 .87	3,622	3 .10	3 .10	3 .10	(0 .41)	(0 .41)	17
5 .81	3,736	2 .89	2 .89	2 .89	(0 .68)	(0 .68)	20
10 .67++	3,989	2 .98+	2 .98+	2 .98+	(0 .01)+	(0 .01)+	18 ++

9 .45++	10,124	0 .85+	0 .85+	0 .85+	0 .86+	0 .86+	31 ++
(47 .92)	5,596	1 .03	1 .04	1 .04	1 .61	1 .61	43
41 .33	7,646	1 .34	1 .34	1 .34	1 .34	1 .34	17
7 .74	8,218	1 .08	1 .08	1 .08	1 .13	1 .13	20
11 .70++	8,706	1 .09+	1 .09+	1 .09+	1 .85+	1 .85+	18 ++

7 .21	149,787	1 .32	1 .33	1 .33	(0 .61)	(0 .61)	83
15 .99	140,380	1 .34	1 .36	1 .36	(0 .63)	(0 .63)	85
(45 .78)	70,098	1 .44	1 .45	1 .45	(0 .86)	(0 .86)	82
26 .27	74,507	1 .67	1 .67	1 .67	(0 .67)	(0 .67)	63
20 .06	85,756	1 .50	1 .50	1 .50	(0 .64)	(0 .64)	33
18 .87++	99,281	1 .43+	1 .43+	1 .43+	(0 .66)+	(0 .66)+	21 ++

6 .06	3,997	2 .48	2 .49	2 .49	(1 .76)	(1 .76)	83
14 .45	4,997	2 .64	2 .65	2 .65	(1 .95)	(1 .95)	85
(46 .35)	2,203	2 .57	2 .57	2 .57	(1 .99)	(1 .99)	82
24 .06	2,383	3 .36	3 .36	3 .36	(2 .35)	(2 .35)	63
18 .13	2,689	3 .07	3 .07	3 .07	(2 .21)	(2 .21)	33
17 .84++	3,781	3 .22+	3 .22+	3 .22+	(2 .46)+	(2 .46)+	21 ++

5 .97++	9,406	0 .85+	0 .85+	0 .85+	(0 .38)+	(0 .38)+	85 ++
(45 .56)	4,551	0 .98	0 .99	0 .99	(0 .40)	(0 .40)	82
26 .59	5,611	1 .36	1 .36	1 .36	(0 .36)	(0 .36)	63
20 .56	6,543	1 .10	1 .10	1 .10	(0 .25)	(0 .25)	33
19 .07++	7,966	1 .08+	1 .08+	1 .08+	(0 .32)+	(0 .32)+	21 ++

See notes to Financial Highlights at the end of the schedule.              59

Financial Highlights

(Continued)

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period
Mid Cap Value Class A
	10/31/06	$15.95	$ (0 .01)	$ 2 .01	$ 2 .00	$ –	$ 2 .18	$ –	$ 2 .18	$15.77
	10/31/07	15.77	0 .07	3 .84	3 .91	–	0 .95	–	0 .95	18.73
	11/30/07(F)	18.73	–	(1 .37)	(1 .37)	–	–	–	–	17.36
	11/30/08	17.36	0 .02	(6 .78)	(6 .76)	0 .12	1 .83	–	1 .95	8.65
	11/30/09	8.65	(0 .03)	2 .96	2 .93	0 .02	–	0 .02	0 .04	11.54
	11/30/10	11.54	0 .18	1 .67	1 .85	–	–	–	–	13.39
	05/31/11(U)	13.39	(0 .04)	2 .70	2 .66	0 .21	–	–	0 .21	15.84
Mid Cap Value Class C
	10/31/06	15.66	(0 .12)	1 .97	1 .85	–	2 .18	–	2 .18	15.33
	10/31/07	15.33	(0 .05)	3 .71	3 .66	–	0 .95	–	0 .95	18.04
	11/30/07(F)	18.04	–	(1 .33)	(1 .33)	–	–	–	–	16.71
	11/30/08	16.71	(0 .08)	(6 .49)	(6 .57)	0 .05	1 .83	–	1 .88	8.26
	11/30/09	8.26	(0 .08)	2 .82	2 .74	–	–	–	–	11.00
	11/30/10	11.00	0 .10	1 .58	1 .68	–	–	–	–	12.68
	05/31/11(U)	12.68	(0 .09)	2 .56	2 .47	0 .12	–	–	0 .12	15.03
Mid Cap Value Class I
	10/31/06	16.02	0 .03	2 .02	2 .05	–	2 .18	–	2 .18	15.89
	10/31/07	15.89	0 .16	3 .85	4 .01	–	0 .95	–	0 .95	18.95
	11/30/07(F)	18.95	0 .02	(1 .39)	(1 .37)	–	–	–	–	17.58
	11/30/08	17.58	0 .09	(6 .88)	(6 .79)	0 .16	1 .83	–	1 .99	8.80
	11/30/09	8.80	0 .05	3 .00	3 .05	0 .04	–	0 .04	0 .08	11.77
	11/30/10	11.77	0 .25	1 .71	1 .96	–	–	–	–	13.73
	05/31/11(U)	13.73	–	2 .76	2 .76	0 .28	–	–	0 .28	16.21
Short Maturity Government Class A
	11/30/06	9.07	0 .37	(0 .01)	0 .36	0 .42	–	–	0 .42	9.01
	11/30/07	9.01	0 .37	0 .08	0 .45	0 .42	–	–	0 .42	9.04
	11/30/08	9.04	0 .37	0 .02	0 .39	0 .40	–	–	0 .40	9.03
	11/30/09	9.03	0 .26	0 .37	0 .63	0 .32	–	–	0 .32	9.34
	11/30/10	9.34	0 .16	0 .04	0 .20	0 .25	–	–	0 .25	9.29
	05/31/11(U)	9.29	0 .06	0 .03	0 .09	0 .11	–	–	0 .11	9.27
Short Maturity Government Class S
	11/30/06	9.07	0 .33	(0 .01)	0 .32	0 .38	–	–	0 .38	9.01
	11/30/07	9.01	0 .33	0 .08	0 .41	0 .38	–	–	0 .38	9.04
	11/30/08	9.04	0 .33	0 .02	0 .35	0 .36	–	–	0 .36	9.03
	11/30/09	9.03	0 .21	0 .38	0 .59	0 .28	–	–	0 .28	9.34
	11/30/10	9.34	0 .12	0 .04	0 .16	0 .21	–	–	0 .21	9.29
	05/31/11(U)	9.29	0 .04	0 .04	0 .08	0 .09	–	–	0 .09	9.28
Small Company Class A
	11/30/06	$8.04	$ (0 .02)	$ 1 .20	$ 1 .18	$ –	$ 0 .71	$ –	$ 0 .71	$8.51
	11/30/07	8.51	–	0 .66	0 .66	–	0 .97	–	0 .97	8.20
	11/30/08	8.20	(0 .03)	(2 .60)	(2 .63)	–	0 .81	0 .01	0 .82	4.75
	11/30/09	4.75	(0 .02)	1 .22	1 .20	–	–	–	–	5.95
	11/30/10	5.95	(0 .02)	1 .35	1 .33	–	–	–	–	7.28
	05/31/11(U)	7.28	(0 .02)	1 .53	1 .51	–	–	–	–	8.79
Small Company Class C
	11/30/06	7.70	(0 .08)	1 .14	1 .06	–	0 .71	–	0 .71	8.05
	11/30/07	8.05	(0 .06)	0 .62	0 .56	–	0 .97	–	0 .97	7.64
	11/30/08	7.64	(0 .08)	(2 .39)	(2 .47)	–	0 .81	0 .01	0 .82	4.35
	11/30/09	4.35	(0 .05)	1 .11	1 .06	–	–	–	–	5.41
	11/30/10	5.41	(0 .07)	1 .23	1 .16	–	–	–	–	6.57
	05/31/11(U)	6.57	(0 .05)	1 .38	1 .33	–	–	–	–	7.90
Small Company Class I
	11/30/07(D)	8.06	–	0 .15	0 .15	–	–	–	–	8.21
	11/30/08	8.21	–	(2 .61)	(2 .61)	–	0 .81	0 .01	0 .82	4.78
	11/30/09	4.78	0 .01	1 .23	1 .24	–	–	–	–	6.02
	11/30/10	6.02	0 .01	1 .37	1 .38	–	–	–	–	7.40
	05/31/11(U)	7.40	(0 .01)	1 .56	1 .55	–	–	–	–	8.95

60                   The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

				Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

13 .87	$ 4,169	1 .35	1 .35	1 .38	(0 .05)	(0 .08)	35
25 .87	23,604	1 .55	1 .55	1 .59	0 .38	0 .42	33
(7 .31)++	24,778	1 .80+	1 .81+	1 .81+	0 .09+	0 .09+	3 ++
(43 .72)	70,040	1 .50	1 .50	1 .50	0 .18	0 .18	44
34 .00	82,871	1 .68	1 .68	1 .68	(0 .29)	(0 .29)	50
16 .03	80,419	1 .49	1 .49	1 .49	1 .47	1 .47	53
20 .06++	95,758	1 .45+	1 .45+	1 .45+	(0 .54)+	(0 .54)+	24 ++

13 .09	9,425	2 .10	2 .10	2 .13	(0 .79)	(0 .82)	35
24 .93	13,321	2 .16	2 .17	2 .20	(0 .30)	(0 .27)	33
(7 .37)++	14,248	2 .03+	2 .04+	2 .04+	(0 .11)+	(0 .11)+	3 ++
(44 .16)	14,800	2 .22	2 .23	2 .23	(0 .58)	(0 .58)	44
33 .17	17,241	2 .32	2 .32	2 .32	(0 .92)	(0 .92)	50
15 .27	16,413	2 .15	2 .15	2 .15	0 .82	0 .82	53
19 .63++	17,911	2 .18+	2 .18+	2 .18+	(1 .26)+	(1 .26)+	24 ++

14 .18	83,935	1 .10	1 .10	1 .13	0 .19	0 .16	35
26 .36	104,614	1 .00	1 .00	1 .03	0 .92	0 .95	33
(7 .23)++	92,938	0 .89+	0 .90+	0 .90+	0 .97+	0 .97+	3 ++
(43 .43)	73,377	0 .93	0 .94	0 .94	0 .67	0 .67	44
34 .97	83,517	0 .92	0 .92	0 .92	0 .48	0 .48	50
16 .65	73,321	0 .94	0 .94	0 .94	2 .00	2 .00	53
20 .40++	80,835	0 .94+	0 .94+	0 .94+	(0 .02)+	(0 .02)+	24 ++

4 .11	185,410	1 .06	1 .08	1 .08	4 .02	4 .02	90
5 .16	147,329	1 .07	1 .09	1 .09	4 .17	4 .17	21
4 .43	178,815	1 .03	1 .04	1 .04	4 .03	4 .03	58
7 .05	778,020	0 .93	0 .93	0 .93	2 .85	2 .85	52
2 .12	1,068,841	0 .84	0 .84	0 .84	1 .76	1 .76	47
0 .96++	880,221	0 .85+	0 .85+	0 .85+	1 .25+	1 .25+	19 ++

3 .64	9,025	1 .48	1 .48	1 .48	3 .60	3 .60	90
4 .60	6,873	1 .58	1 .59	1 .59	3 .66	3 .66	21
3 .95	37,624	1 .44	1 .45	1 .45	3 .59	3 .59	58
6 .61	1,077,049	1 .34	1 .34	1 .34	2 .26	2 .26	52
1 .70	2,495,441	1 .26	1 .26	1 .26	1 .30	1 .30	47
0 .85++	2,015,857	1 .25+	1 .25+	1 .25+	0 .85+	0 .85+	19 ++

16 .05	$1,226,831	1 .13	1 .13	1 .13	(0 .29)	(0 .29)	53
8 .74	1,223,641	1 .13	1 .13	1 .13	(0 .01)	(0 .01)	47
(35 .47)	721,874	1 .22	1 .22	1 .22	(0 .48)	(0 .48)	45
25 .26	1,047,330	1 .28	1 .28	1 .28	(0 .31)	(0 .31)	30
22 .35	1,122,623	1 .17	1 .17	1 .17	(0 .37)	(0 .37)	32
20 .74++	1,309,604	1 .11+	1 .11+	1 .11+	(0 .55)+	(0 .55)+	16 ++

15 .11	166,878	1 .94	1 .94	1 .94	(1 .10)	(1 .10)	53
7 .88	186,560	1 .97	1 .98	1 .98	(0 .87)	(0 .87)	47
(36 .04)	113,843	1 .99	1 .99	1 .99	(1 .25)	(1 .25)	45
24 .37	153,790	2 .12	2 .12	2 .12	(1 .14)	(1 .14)	30
21 .44	166,931	1 .93	1 .93	1 .93	(1 .14)	(1 .14)	32
20 .24++	186,293	1 .87+	1 .87+	1 .87+	(1 .31)+	(1 .31)+	16 ++

1 .86++	53,029	0 .75+	0 .76+	0 .76+	(0 .07)+	(0 .07)+	47 ++
(35 .16)	154,663	0 .82	0 .83	0 .83	(0 .02)	(0 .02)	45
25 .94	624,302	0 .76	0 .76	0 .76	0 .19	0 .19	30
22 .92	924,047	0 .72	0 .72	0 .72	0 .08	0 .08	32
20 .95++	1,259,845	0 .69+	0 .69+	0 .69+	(0 .12)+	(0 .12)+	16 ++

See notes to Financial Highlights at the end of the schedule.                   61

Financial Highlights

(Continued)

				Income from Investment Operations		Less Distributions

				Net gains or
		Net asset	Net	losses on		Dividends
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	Distributions		Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period
Sustainable Core Opportunities Class A
	06/30/06(H)	$ 11.60	$ 0 .02	$ 1 .12	$ 1 .14	$ –	$ –	$ –	$12.74
	06/30/07(H)	12.74	0 .04	2 .58	2 .62	0 .05	–	0 .05	15.31
	06/30/08	15.31	0 .03	(2 .45)	(2 .42)	0 .04	–	0 .04	12.85
	11/30/08(I)	12.85	0 .02	(4 .27)	(4 .25)	–	–	–	8.60
	11/30/09	8.60	0 .04	2 .29	2 .33	0 .04	–	0 .04	10.89
	11/30/10	10.89	0 .04	1 .03	1 .07	0 .04	–	0 .04	11.92
	05/31/11(U)	11.92	0 .02	1 .67	1 .69	0 .04	–	0 .04	13.57
Sustainable Core Opportunities Class I
	06/30/06(H)(J)	12.81	0 .02	(0 .11)	(0 .09)	–	–	–	12.72
	06/30/07(H)	12.72	0 .10	2 .59	2 .69	0 .07	–	0 .07	15.34
	06/30/08	15.34	0 .08	(2 .44)	(2 .36)	0 .13	–	0 .13	12.85
	11/30/08(I)	12.85	0 .04	(4 .27)	(4 .23)	–	–	–	8.63
	11/30/09	8.63	0 .09	2 .30	2 .39	0 .07	–	0 .07	10.95
	11/30/10	10.95	0 .08	1 .03	1 .11	0 .09	–	0 .09	11.97
	05/31/11(U)	11.97	0 .04	1 .69	1 .73	0 .09	–	0 .09	13.61
Sustainable Growth Opportunities^^^ Class A
	06/30/06	14.10	(0 .20)	2 .50	2 .30	–	–	–	16.40
	06/30/07	16.40	(0 .12)	2 .30	2 .18	–	–	–	18.58
	06/30/08	18.58	(0 .23)	(1 .67)	(1 .90)	–	–	–	16.68
	11/30/08(I)	16.68	(0 .06)	(7 .26)	(7 .32)	–	–	–	9.36
	11/30/09	9.36	(0 .09)	2 .71	2 .62	–	0 .60	0 .60	11.38
	11/30/10	11.38	(0 .08)	2 .70	2 .62	–	–	–	14.00
	05/31/11(U)	14.00	(0 .05)	2 .20	2 .15	–	–	–	16.15
Sustainable Growth Opportunities^^^ Class I
	06/30/06	14.62	(0 .12)	2 .61	2 .49	–	–	–	17.11
	06/30/07	17.11	(0 .05)	2 .42	2 .37	–	–	–	19.48
	06/30/08	19.48	(0 .14)	(1 .77)	(1 .91)	–	–	–	17.57
	11/30/08(I)	17.57	(0 .08)	(7 .65)	(7 .73)	–	–	–	9.84
	11/30/09	9.84	(0 .23)	2 .81	2 .58	–	0 .60	0 .60	11.82
	11/30/10	11.82	(0 .18)	2 .79	2 .61	–	–	–	14.43
	05/31/11(U)	14.43	(0 .05)	2 .27	2 .22	–	–	–	16.65
Total Return Bond Class A
	05/31/11(E)(U)	10.00	0 .12	0 .23	0 .35	0 .12	–	0 .12	10.23
Total Return Bond Class C
	05/31/11(E)(U)	10.00	0 .12	0 .23	0 .35	0 .13	–	0 .13	10.22
Total Return Bond Class I
	05/31/11(E)(U)	10.00	0 .12	0 .24	0 .36	0 .13	–	0 .13	10.23

62                  The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

9 .83	$ 33,081	1 .29	1 .29	1 .62	0 .15	(0 .18)	58
20 .63	56,385	1 .29	1 .29	1 .61	0 .37	0 .05	40
(15 .84)	251,146	1 .21	1 .21	1 .37	0 .18	0 .02	82
(33 .07)++	157,704	1 .27+	1 .28+	1 .35+	0 .48+	0 .41+	6 ++
27 .27	180,582	1 .47	1 .47	1 .50	0 .39	0 .36	12
9 .80	179,907	1 .35	1 .35	1 .35	0 .34	0 .34	11
14 .20++	196,669	1 .33+	1 .33+	1 .33+	0 .30+	0 .30+	5 ++

(0 .70)++	5,436	0 .90+	0 .90+	1 .26+	0 .64+	0 .28+	58 ++
21 .16	7,785	0 .90	0 .90	1 .14	0 .78	0 .54	40
(15 .50)	60,428	0 .80	0 .80	0 .93	0 .57	0 .44	82
(32 .84)++	11,347	0 .76+	0 .76+	0 .85+	0 .93+	0 .84+	6 ++
27 .99	11,189	0 .86	0 .86	0 .96	1 .00	0 .90	12
10 .18	10,479	0 .95	0 .95	0 .95	0 .73	0 .73	11
14 .48++	9,489	1 .00+	1 .00+	1 .00+	0 .61+	0 .61+	5 ++

16 .31	170,704	1 .90	1 .90	1 .90	(1 .30)	(1 .30)	60
13 .29	177,514	1 .88	1 .88	1 .88	(0 .72)	(0 .72)	48
(10 .23)	164,005	1 .75	1 .75	1 .77	(1 .30)	(1 .32)	113
(43 .88)++	87,026	1 .45+	1 .45+	1 .45+	(1 .01)+	(1 .01)+	39 ++
29 .99	100,590	1 .61	1 .61	1 .61	(0 .94)	(0 .94)	29
23 .02	110,749	1 .42	1 .42	1 .42	(0 .64)	(0 .64)	11
15 .36++	119,815	1 .39+	1 .39+	1 .39+	(0 .67)+	(0 .67)+	4 ++

17 .03	899	1 .35	1 .35	1 .35	(0 .77)	(0 .77)	60
13 .85	515	1 .38	1 .38	1 .38	(0 .29)	(0 .29)	48
(9 .80)	2,012	1 .20	1 .20	1 .20	(0 .78)	(0 .78)	113
(44 .00)++	975	1 .74+	1 .75+	1 .75+	(1 .31)+	(1 .31)+	39 ++
28 .00	1,119	2 .85	2 .85	2 .85	(2 .18)	(2 .18)	29
22 .08	1,767	2 .14	2 .14	2 .26	(1 .37)	(1 .49)	11
15 .38++	1,880	1 .39+	1 .39+	1 .97+	(0 .67)+	(1 .25)+	4 ++

3 .56++	17,962	0 .87+	0 .87+	0 .87+	2 .62+	2 .62+	317 ++

3 .47++	10,988	0 .92+	0 .92+	0 .92+	2 .58+	2 .58+	317 ++

3 .61++	9,310	0 .77+	0 .77+	0 .77+	2 .68+	2 .68+	317 ++

See notes to Financial Highlights at the end of the schedule.                 63

Financial Highlights

(Continued)

*Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return. Total returns would have been lower in applicable years where the Advisor had not waived a portion of its fee.
**The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian, if applicable.
***Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3), if applicable.
+ Annualized.
++ Not Annualized.
^ Name change. Formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010 and Sentinel Capital Markets Income Fund prior to November 1, 2006.
^^ Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
^^^ Name change. Formerly known as Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.
(A) Commenced operations August 27, 2007.
(B) The fiscal year end for the Sentinel Capital Growth and Sentinel Growth Leaders Funds changed from June 30th to November 30th following the June 30, 2006 Annual Report.
Information for the Sentinel Capital Growth Fund prior to March 17, 2006 is based on the predecessor Bramwell Growth Fund, and information for the Sentinel Growth Leaders Fund prior to March 17, 2006 is based on the predecessor Bramwell Focus Fund.
(C) Commenced operations March 17, 2006.
(D) Commenced operations May 4, 2007.
(E) Commenced operations December 17, 2010.
(F) The fiscal year end for the Sentinel Georgia Municipal Bond and Sentinel Mid Cap Value Funds changed from October 31st to November 30th following the October 31, 2007 Annual
Report. Information for the Sentinel Georgia Municipal Bond Fund prior to May 5, 2007 is based on the predecessor Synovus Georgia Municipal Bond Fund, and information for the
Sentinel Mid Cap Value Fund prior to May 5, 2007 is based on the predecessor Synovus Mid Cap Value Fund.
(G) Commenced operations June 1, 2006.
(H) Per share net investment income (loss) and net realized and unrealized gains (losses) calculated without the use of average shares.
(I) The fiscal year end for the Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Growth Opportunities Fund changed from June 30th to November 30th following the
June 30, 2008 Annual Report. Information for the Sentinel Sustainable Core Opportunities Fund prior to April 5, 2008 is based on the predecessor Citizens Value Fund, and information for the Sentinel Sustainable Growth Opportunities Fund prior to April 5, 2008 is based on the predecessor Citizens Emerging Growth Fund.
(J) Commenced operations March 31, 2006.
(U) Unaudited.
Per share net investment (income) loss and net realized and unrealized gains (losses) for each Fund are calculated utilizing the average shares method unless otherwise noted.
Amounts designated as “-“ are either zero or represent less than $0.005 or $(0.005).

64                  The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(Unaudited)

(1) Organization:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of fifteen separate series – Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Strategies Fund (formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010), Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel International Equity Fund, Sentinel Mid Cap Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Sustainable Growth Opportunities Fund and Sentinel Total Return Bond Fund (a new series which commenced operations December 17, 2010), each individually referred to as a Fund. All Funds with the exception of Sentinel Georgia Municipal Bond Fund offer Class A shares, although Class A shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2011. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company and Sentinel Total Return Bond Funds offer Class C shares, although Class C shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2011. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Sustainable Core Opportunities, Sentinel Sustainable Growth Opportunities and Sentinel Total Return Bond Funds offer Class I Shares. The Sentinel Conservative Strategies Fund Class I Shares commenced operations December 17, 2010. Sentinel Short Maturity Government Fund offers Class S shares.

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

The fair value hierarchy as required by GAAP is summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non-exchange traded derivatives and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of May 31, 2011 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations	$ –	$ 1,932,806	$ –	$ 1,932,806
Corporate Bonds	–	13,154,075	–	13,154,075
Corporate Mortgage-Backed Securities	–	813	–	813
Domestic Common Stocks	162,605,751	–	–	162,605,751
Domestic Exchange Traded Funds	1,682,850	–	–	1,682,850
Foreign Stocks & ADR’s	7,817,825	–	–	7,817,825

Institutional Money Market Funds	–	2,891,511	–	2,891,511
                                                                                                                                                                                                                              65

Notes to Financial Statements
(Continued)

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Mortgage-Backed Securities	–	53,624,312	–	53,624,312
Totals	$ 172,106,426	$ 71,603,517	$ –	$ 243,709,943
Capital Growth:
Corporate Short-Term Notes	$ –	$ 1,799,979	$ –	$ 1,799,979
Domestic Common Stocks	121,642,979	–	–	121,642,979
Domestic Exchange Traded Funds	5,387,040	–	–	5,387,040
Foreign Stocks & ADR’s:
Switzerland	–	1,755,400	–	1,755,400
All Other Foreign Stocks & ADR’s	5,517,650	–	–	5,517,650
Institutional Money Market Funds	–	790,545	–	790,545
Totals	$ 132,547,669	$ 4,345,924	$ –	$ 136,893,593
Common Stock:
Agency Discount Notes	$ –	$ 7,999,953	$ –	$ 7,999,953
Corporate Short-Term Notes	–	17,699,804	–	17,699,804
Domestic Common Stocks	1,230,532,027	–	–	1,230,532,027
Domestic Exchange Traded Funds	11,650,500	–	–	11,650,500
Foreign Stocks & ADR’s	54,699,150	–	–	54,699,150
Institutional Money Market Funds	–	3,302,603	–	3,302,603
Totals	$ 1,296,881,677	$ 29,002,360	$ –	$ 1,325,884,037
Conservative Strategies*:
Collateralized Mortgage Obligations	$ –	$ 1,428,301	$ –	$ 1,428,301
Corporate Bonds	–	22,203,236	–	22,203,236
Corporate Mortgage-Backed Securities	–	1,470,958	–	1,470,958
Domestic Common Stocks	49,871,102	–	–	49,871,102
Domestic Exchange Traded Funds	489,321	–	–	489,321
Foreign Exchange Traded Funds	–	337,904	–	337,904
Foreign Stocks & ADR’s:
Australia	572,520	762,506	–	1,335,026
Brazil	519,450	–	–	519,450
China	–	318,278	–	318,278
France	633,490	2,169,993	–	2,803,483
Germany	590,615	1,892,366	–	2,482,981
Hong Kong	–	1,399,097	–	1,399,097
Israel	407,200	–	–	407,200
Japan	–	3,413,161	–	3,413,161
Malaysia	–	456,893	–	456,893
Netherlands	–	1,070,284	–	1,070,284
Singapore	–	409,474	–	409,474
South Korea	–	754,564	–	754,564
Spain	486,600	–	–	486,600
Switzerland	–	2,298,479	–	2,298,479
Taiwan	277,950	–	–	277,950
United Kingdom	672,720	2,700,753	–	3,373,473
Institutional Money Market Funds	–	3,742,412	–	3,742,412
Limited Partnership Interests	211,680	–	–	211,680
Mortgage-Backed Securities	–	65,861,652	–	65,861,652
Totals	$ 54,732,648	$ 112,690,311	$ –	$ 167,422,959
Georgia Municipal Bond:
Municipal Bonds	$ –	$ 21,570,507	$ –	$ 21,570,507
Totals	$ –	$ 21,570,507	$ –	$ 21,570,507
Government Securities:
Collateralized Mortgage Obligations	$ –	$ 24,344,721	$ –	$ 24,344,721
Corporate Short-Term Notes	–	5,000,000	–	5,000,000
Institutional Money Market Funds	–	5,736,151	–	5,736,151
Mortgage-Backed Securities	–	659,917,278	–	659,917,278
Totals	$ –	$ 694,998,150	$ –	$ 694,998,150
Growth Leaders:
Domestic Common Stocks	$ 34,298,920	$ –	$ –	$ 34,298,920
Domestic Exchange Traded Funds	1,496,400	–	–	1,496,400
Foreign Stocks & ADR’s	954,200	–	–	954,200
Institutional Money Market Funds	–	1,246,227	–	1,246,227
Totals	$ 36,749,520	$ 1,246,227	$ –	$ 37,995,747
International Equity:
Agency Discount Notes	$ –	$ 2,000,000	$ –	$ 2,000,000
Domestic Common Stocks	3,381,600	–	–	3,381,600
Domestic Exchange Traded Funds	2,618,700	–	–	2,618,700
Foreign Exchange Traded Funds	–	2,534,282	–	2,534,282
Foreign Stocks & ADR’s:

		Notes to Financial Statements
				(Continued)

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Australia	–	7,305,187	–	7,305,187
Brazil	4,025,250	–	–	4,025,250
China	–	3,932,973	–	3,932,973
Denmark	2,520,200	–	–	2,520,200
Finland	–	2,343,428	–	2,343,428
France	2,591,550	16,848,715	–	19,440,265
Germany	–	17,902,815	–	17,902,815
Hong Kong	–	6,734,376	–	6,734,376
India	2,622,950	–	–	2,622,950
Israel	4,172,000	–	–	4,172,000
Italy	–	2,743,310	–	2,743,310
Japan	–	20,560,589	–	20,560,589
Malaysia	–	2,193,085	–	2,193,085
Netherlands	–	5,539,422	–	5,539,422
Singapore	–	3,271,711	–	3,271,711
South Korea	–	3,353,620	–	3,353,620
Spain	3,681,240	2,460,564	–	6,141,804
Switzerland	–	18,255,428	–	18,255,428
Taiwan	1,635,000	2,012,926	–	3,647,926
United Kingdom	–	24,141,199	–	24,141,199
Institutional Money Market Funds	–	1,115,414	–	1,115,414
Totals	$ 27,248,490	$ 145,249,044	$ –	$ 172,497,534
Mid Cap:
Agency Discount Notes	$ –	$ 2,000,000	$ –	$ 2,000,000
Domestic Common Stocks	103,618,332	–	–	103,618,332
Foreign Stocks & ADR’s	2,462,541	–	–	2,462,541
Institutional Money Market Funds	–	543,903	–	543,903
Real Estate Investment Trusts	1,498,605	–	–	1,498,605
Totals	$ 107,579,478	$ 2,543,903	$ –	$ 110,123,381
Mid Cap Value:
Domestic Common Stocks:
Energy	$ 24,598,237	$ 3,059,672	$ –	$ 27,657,909
All Other Domestic Common Stocks	150,438,857	–	–	150,438,857
Foreign Stocks & ADR’s	–	12,075,001	–	12,075,001
Institutional Money Market Funds	–	832,914	–	832,914
Limited Partnership Interests	2,080,844	–	–	2,080,844
Totals	$ 177,117,938	$ 15,967,587	$ –	$ 193,085,525
Short Maturity Government:
Agency Discount Notes	$ –	$ 1,999,998	$ –	$ 1,999,998
Collateralized Mortgage Obligations	–	2,697,686,448	–	2,697,686,448
Corporate Short-Term Notes	–	10,000,000	–	10,000,000
Institutional Money Market Funds	–	6,066,193	–	6,066,193
Mortgage-Backed Securities	–	171,752,283	–	171,752,283
Totals	$ –	$ 2,887,504,922	$ –	$ 2,887,504,922
Small Company:
Agency Discount Notes	$ –	$ 110,223,467	$ –	$ 110,223,467
Corporate Short-Term Notes	–	70,937,456	–	70,937,456
Domestic Common Stocks	2,439,484,920	–	–	2,439,484,920
Foreign Stocks & ADR’s	62,143,940	–	–	62,143,940
Institutional Money Market Funds	–	6,935,343	–	6,935,343
Real Estate Investment Trusts	61,264,526	–	–	61,264,526
Totals	$ 2,562,893,386	$ 188,096,266	$ –	$ 2,750,989,652
Sustainable Core Opportunities:
Agency Discount Notes	$ –	$ 2,999,998	$ –	$ 2,999,998
Domestic Common Stocks	195,695,428	–	–	195,695,428
Foreign Stocks & ADR’s	6,734,500	–	–	6,734,500
Institutional Money Market Funds	–	674,331	–	674,331
Totals	$ 202,429,928	$ 3,674,329	$ –	$ 206,104,257
Sustainable Growth Opportunities:
Agency Discount Notes	$ –	$ 3,099,991	$ –	$ 3,099,991
Corporate Short-Term Notes	–	1,499,986	–	1,499,986
Domestic Common Stocks	112,379,322	–	–	112,379,322
Domestic Exchange Traded Funds	1,765,752	–	–	1,765,752
Foreign Stocks & ADR’s	2,313,278	–	–	2,313,278
Institutional Money Market Funds	–	685,619	–	685,619
Totals	$ 116,458,352	$ 5,285,596	$ –	$ 121,743,948
Total Return Bond:
Corporate Bonds	$ –	$ 9,636,953	$ –	$ 9,636,953
Corporate Mortgage-Backed Securities	–	1,470,958	–	1,470,958
Institutional Money Market Funds	–	959,472	–	959,472
                                                                                                                                                                                                                                                67

Notes to Financial Statements

(Continued)

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Mortgage-Backed Securities	–	25,746,716	–	25,746,716
Totals	$ –	$ 37,814,099	$ –	$ 37,814,099

Liabilities:
Derivatives:
Conservative Strategies*:
Futures Contracts	$ 7,475	$ –	$ –	$ 7,475
Government Securities:
Futures Contracts	$ 13,935	$ –	$ –	$ 13,935
Total Return Bond:
Futures Contracts	$ 20,395	$ –	$ –	$ 20,395
*Name change. Formerly known as Sentinel Conservative Allocation Fund.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended May 31, 2011.

B. Securities Transactions and Related Investment Income:
Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2) on occasion, if Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’
investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

C. Dividends and Distributions:
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, the reclassification of net investment losses, the reclassification of fair fund settlements and expiration of capital loss carry forwards to paid-in capital. No reclassifications were made to reflect these differences as of the fiscal six months ended May 31, 2011.

D. Dollar Rolls:
Sentinel Balanced, Sentinel Conservative Strategies (formerly known as Sentinel Conservative Allocation prior to December 15, 2010), Sentinel Government Securities, Sentinel Short
Maturity Government and Sentinel Total Return Bond Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended May 31, 2011.

E. Federal Income Taxes:
Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute all of its taxable income to its shareholders, relieving it of any federal or state excise tax or income tax liability. Each Fund is also required to recognize the tax effects of certain tax positions under a
“more likely than not” standard, that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. Fund management carried out procedures to identify material tax position adjustments and has none to report for the fiscal six months ended May 31, 2011, along with the three previous fiscal years, which are still considered open and subject to examination.

F. Foreign Currency Translations:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts:
Certain Funds may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential

Notes to Financial Statements

(Continued)

inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities.

H. Options Contracts:
Certain Funds may enter into options contracts. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the
Fund. The risk associated with purchasing put and call options is limited to the premium paid. There were no options transactions during the fiscal six months ended May 31, 2011.

I. Futures Contracts:
Certain Funds may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended May 31, 2011, the Sentinel Conservative Strategies, Sentinel Government Securities and Sentinel Total Return Bond Funds sold futures contracts in U.S. Treasury 10-Year Notes and U.S. Treasury
30-Year Bonds to manage duration by hedging interest rate risk.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions.
Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

The following table summarizes the fair value of each Fund’s futures contracts held as of May 31, 2011 along with the related location on the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:

	Purpose and Primary	Location on the
Sentinel Fund	Underlying Risk Exposure	Statement of Assets and Liabilities	Fair Value of Assets	Fair Value of Liabilities
Conservative Strategies	Hedge interest rate risk.	Unrealized gain (loss) on futures contracts	$ -	$ 7,475*
Government Securities	Hedge interest rate risk.	Unrealized gain (loss) on futures contracts	$ -	$ 13,935*
Total Return Bond	Hedge interest rate risk.	Unrealized gain (loss) on futures contracts	$ -	$ 20,395*
*The fair value represents the cumulative loss on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin payable at that date.

Additionally, the amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal six months ended May 31, 2011 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

	Purpose and Primary	Location of Realized and Unrealized Gain	Net Realized	Net Change in Unrealized
Sentinel Fund	Underlying Risk Exposure	(Loss) on the Statement of Operations	Gain (Loss)	Appreciation (Depreciation)
Conservative Strategies	Hedge interest rate risk.	Futures contracts	$ (49,638)	$ (7,475)
Government Securities	Hedge interest rate risk.	Futures contracts	$ (73,623)	$ (13,935)
Total Return Bond	Hedge interest rate risk.	Futures contracts	$ (103,445)	$ (20,395)

J. Repurchase Agreements:
Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102%
of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2011.

K. Line of Credit:
The Company has obtained access to an unsecured line of credit of up to $20,000,000 from State Street Bank and Trust Company (“SSB”) for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate or the London InterBank Offered Rate (LIBOR), which ever is greater, plus an additional 1.25%. In addition, a commitment fee equal to 0.15% per annum on the daily unused balance is paid quarterly to SSB. The average amount outstanding and average interest rate for each Fund during the fiscal six months ended May 31, 2011 was as follows:

	Average Amount	Average Interest
Sentinel Fund	Outstanding	Rate
Balanced	$ 8,271	1.45%
Capital Growth	9,408	1.45%
Common Stock	-	1.45%
Conservative Strategies*	6,843	1.45%
Georgia Municipal Bond	16,258	1.45%
Government Securities	77,296	1.45%
Growth Leaders	25,827	1.45%

Notes to Financial Statements
(Continued)

	Average Amount	Average Interest
Sentinel Fund	Outstanding	Rate
International Equity	4,926	1.45%
Mid Cap	901	1.45%
Mid Cap Value	10,268	1.45%
Short Maturity Government	520,773	1.45%
Small Company	-	1.45%
Sustainable Core Opportunities	13,269	1.45%
Sustainable Growth Opportunities	9,227	1.45%
Total Return Bond	6,280	1.45%

*Name change. Formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010.

At May 31, 2011, the Sentinel Georgia Municipal Bond Fund had an outstanding balance of $26,000 against this line of credit.

L. Securities Lending:
Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities loaned, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to a value of 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates p aid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is paid to the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. For the fiscal six months ended May 31, 2011, none of the Funds loaned securities because the Funds’ advisor elected to temporarily suspend participation in the program.

M. Other:
Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the Statement of Operations as an expense offset.

The Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less. The Sentinel Balanced, Sentinel
Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies (formerly known as Sentinel Conservative Allocation prior to December 15, 2010), Sentinel Georgia Municipal
Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel Mid Cap, Sentinel Mid Cap Value, Short Maturity Government, Sentinel Sustainable Core Opportunities,
Sentinel Sustainable Growth Opportunities and Sentinel Total Return Bond Funds are subject to, under certain circumstances, an excessive trading fee of 2% of the amount redeemed.
Both the redemption fee and excessive trading fee are subject to certain exceptions under which they may not be charged.

(3) Management Advisory Fee and Other Transactions with Affiliates:
Pursuant to Investment Advisory Agreements (“Advisory Agreements”), Sentinel Asset Management, Inc. (“SAMI”, a subsidiary of NLV Financial Corporation), provides general supervision of the Funds’ investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown. When determining the breakpoint for the advisory fee, assets are aggregated for the Sentinel Government Securities and Sentinel Short Maturity Government Funds.

		Advisory Fee
	Sentinel Fund	Rate	Average Daily Net Assets
		Each subject to:
	Balanced	0.55%	First $200 million
	Conservative Strategies*	0.50%	Next $200 million
	Total Return Bond	0.45%	Next $600 million
		0.40%	Next $1 billion
		0.35%	In excess of $2 billion
		Each subject to:
	Capital Growth	0.70%	First $500 million
	Common Stock	0.65%	Next $300 million
	International Equity	0.60%	Next $200 million
	Mid Cap	0.50%	Next $1 billion
	Small Company	0.40%	In excess of $2 billion
	Sustainable Core Opportunities
	Sustainable Growth Opportunities
	Georgia Municipal Bond	0.45%	First $1 billion
		0.40%	Next $1 billion
		0.35%	In excess of $2 billion
	Government Securities	0.55%	First $200 million
	Short Maturity Government	0.50%	Next $200 million
		0.45%	Next $600 million
		0.40%	Next $1 billion
		0.35%	In excess of $2 billion
	Growth Leaders	0.90%	First $500 million
		0.85%	Next $300 million
		0.80%	Next $200 million
		0.70%	Next $1 billion
70		0.60%	In excess of $2 billion

Notes to Financial Statements

(Continued)

Mid Cap Value	0.75%	First $500 million
	0.65%	Next $300 million
	0.60%	Next $200 million
	0.50%	Next $1 billion
	0.40%	In excess of $2 billion

*Name change. Formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010.

With respect to Sentinel Georgia Municipal Bond Fund, SAMI has entered into a sub-advisory agreement with GLOBALT, Inc. Pursuant to such agreement, GLOBALT provides SAMI with a continuous investment program consistent with the Fund’s investment objectives and policies. SAMI compensates GLOBALT for the sub-advisory services.

With respect to Sentinel Mid Cap Value Fund, SAMI has entered into a sub-advisory agreement with Steinberg Asset Management, LLC. Pursuant to such agreement, Steinberg provides
SAMI with a continuous investment program consistent with the Fund’s investment objectives and policies. SAMI compensates Steinberg for the sub-advisory services.

The Class A shares of all Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the “A Plans”. Each of the
Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the “C Plans”. Sentinel Short Maturity Government Fund has
adopted a distribution plan for its Class S shares referred to as the “S Plan”.

Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the “Distributor”, a company in which SAMI and another wholly owned subsidiary of SAMI are partners), a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Capital
Growth, Sentinel Common Stock, Sentinel Conservative Strategies (formerly known as Sentinel Conservative Allocation prior to December 15, 2010), Sentinel Growth Leaders, Sentinel
International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds,
(b) 0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities and Sentinel Total Return Bond Funds or (c) 0.25% of
average daily net assets relating to Class A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund.

Under the Plan applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative
Strategies (formerly known as Sentinel Conservative Allocation prior to December 15, 2010), Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity,
Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company and Sentinel Total Return Bond Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00%
of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee is designed to recover the initial sales commission of 1.00% paid by the Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or, up to 0.25%, for service fees.

Under the Plan Applicable to Sentinel Short Maturity Government Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. The entire distribution fee may be paid to the selling dealer.

The Class I shares do not pay distribution fees.

The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for part of or the entire reporting period, from December 1, 2010 to May 31, 2011, this potentially results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates had investments for the entire reporting period in Sentinel Capital Growth Fund Class C, Sentinel Government Securities Fund Class
C, Sentinel Growth Leaders Fund Class C and Sentinel Mid Cap Fund Class C. NLV Financial Corporation and its affiliates also had investments in Sentinel Total Return Bond Fund
Classes A and C from December 17, 2010 through May 31, 2011.

These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor will not be reimbursed for any un-reimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $2,187,656 for the fiscal six months ended May 31, 2011. The
Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $164,825 after allowances of $406,908 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $1,615,923 to other investment dealers. During this same period, the distributor advised the Funds that it received $157,901 in contingent deferred sales charges from certain redemptions of Class A shares, $71,745 in contingent deferred sales charges from redemptions of Class C shares and no contingent deferred sales charges from redemptions of Class I or S shares.

Each Director who is not an affiliate of SAMI receives an annual fee of $64,000 from the Company. The Lead Independent Director is paid an additional $16,000 annual fee. The chairs of each of the Audit and Governance Committees are paid an additional annual fee of $6,000. Fees paid to Directors are generally distributed quarterly on a pro rata basis. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees deferred in accordance with the Funds’ deferred compensation plan. These amounts are included in Directors’ and Chief Compliance Officer’s fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

Directors’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended May 31, 2011 were $530,806.

Pursuant to an Administration Agreement with Sentinel Administrative Services, Inc. (“SASI”, a subsidiary of SAMI), the Funds receive administration services and pay SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.035% of the next $3 billion of the Company’s aggregate average daily net assets and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. The Funds are responsible for all charges of outside pricing services and other out-of-
pocket expenses incurred by SASI in connection with the performance of its duties under the Administration Agreement.

Pursuant to a Transfer and Dividend Disbursing Agent Agreement with SASI, amended and restated effective March 31, 2011, the Funds receive transfer agency services and pay SASI an annual fee of $2,332,311, plus an amount equal to an annual rate of $12 per shareholder account in excess of 106,500 accounts as of the last day of the month preceding the installment due date, which is paid in twelve monthly installments due on the first day of each month for the preceding month. After March 31, 2012, the Funds shall receive transfer agency services and pay SASI an annual fee of $2,332,311, plus an amount equal to an annual rate of $11 per shareholder account in excess of 106,500 accounts as of the last day of the month preceding the installment due date, which will be paid in twelve monthly installments due on the first day of each month for the preceding month. The base fee of $2,332,311 is subject to inflationary increases under certain circumstances, subject to approval by the Company’s Board of Directors. The Funds may also reimburse SASI for sub-transfer agency, plan agent and similar fees paid by SASI to other entities who provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of
Directors. The currently approved policy would allow such reimbursement at an annual rate of 0.17% of a Fund’s average daily net assets.

Notes to Financial Statements (Continued)

Fees paid to SASI under the provisions of the Administration and Transfer and Dividend Disbursing Agreements for the fiscal six months ended May 31, 2011 were $3,972,260.

Effective July 1, 2010 with respect to the Sentinel Balanced, Sentinel Capital Growth and Sentinel Sustainable Growth Opportunities Funds and restated on March 30, 2011 to encompass all the Sentinel Funds, SAMI has agreed to reimburse certain expenses paid by the Class I shares of each Fund to the extent necessary to prevent the total annual fund operating expense ratios of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the respective Class A shares of the same Fund, where applicable. This agreement will continue through March 30, 2012. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the applicable Funds. For the fiscal six months ended May 31, 2011, the total amount reimbursed under these agreements to Sentinel Conservative Strategies Fund Class I was
$6,284 and to Sentinel Sustainable Growth Opportunities Fund Class I was $5,217.

As of May 31, 2011, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

Approximate %
Sentinel Fund	Ownership
Balanced - I	6.7%
Capital Growth - C	4.2%
Capital Growth - I	6.0%
Conservative Strategies* - I	70.1%
Government Securities - C	0.1%
Growth Leaders - C	3.1%
Growth Leaders - I	91.8%
International Equity - A	12.3%
International Equity - I	2.3%
Mid Cap - C	3.5%
Mid Cap - I	3.3%
Sustainable Growth Opportunities – I	50.7%
Total Return Bond – A	46.1%
Total Return Bond – C	75.4%
Total Return Bond – I	100.0%

*Name change. Formerly known as Sentinel Conservative Allocation Fund.

(4) Investment Transactions:

Purchases and sales of investment securities (excluding short term obligations) for the fiscal six months ended May 31, 2011 were as follows:

	Purchases of Other
	than U.S.	Purchases of U.S.	Sales of Other than	Sales of U.S.
	Government Direct	Government Direct	U.S. Government	Government Direct
	and Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$ 23,963,020	$ 182,318,188	$ 41,345,133	$ 170,866,699
Capital Growth	9,744,465	–	15,734,189	–
Common Stock	108,696,478	–	76,641,514	–
Conservative Strategies*	49,505,150	222,316,311	30,807,821	205,323,773
Georgia Municipal Bond	1,133,620	–	3,870,530	–
Government Securities	–	2,452,747,330	–	2,557,634,712
Growth Leaders	6,890,044	–	10,142,189	–
International Equity	30,002,612	–	38,468,141	–
Mid Cap	20,944,188	–	24,418,387	–
Mid Cap Value	44,766,400	–	55,599,141	–
Short Maturity Government	–	603,812,178	–	1,245,780,508
Small Company	379,768,371	–	384,027,901	–
Sustainable Core
Opportunities	9,016,246	–	19,626,646	–
Sustainable Growth
Opportunities	5,195,851	–	16,893,297	–
Total Return Bond	18,779,586	95,356,823	7,928,221	70,104,446
*Name change. Formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010.

At November 30, 2010, the Company had tax basis capital losses which may be used to offset future capital gains as follows:

		Expiring on
Sentinel Fund		11/30
Capital Growth	$ 511,652	2012
	1,810,397	2013
Total	$2,322,049**

Common Stock	$19,035	2018

Conservative Strategies*	$ 6,468,217	2016
	2,349,220	2017
Total	$8,817,437**

Growth Leaders	$ 2,169,844	2016
	2,870,258	2017
Total	$ 5,040,102

Notes to Financial Statements

International Equity	$1,350,365	2016
	12,566,879	2017
	7,311,841	2018
	$21,229,085

Mid Cap	$6,025,527	2016
	15,769,468	2017
	$21,794,995

Mid Cap Value	$22,054,690	2017

Short Maturity Government	$ 9,464,512	2011
	5,073,636	2012
	4,694,622	2013
	4,202,997	2014
	916,192	2015
	505,428	2016
	2,065,072	2017
	16,447,278	2018
Total	$43,369,737

Small Company	$38,074,027	2017

Sustainable Core Opportunities	$15,917,378	2014
	20,754,251	2016
	9,656,295	2017
	2,756,462	2018
	$49,084,386

Sustainable Growth Opportunities	$ 1,761,910	2011
	15,274,962	2016
	14,734,464	2017
	$31,771,336

*Name change. Formerly known as Sentinel Conservative Allocation Fund.

 **Utilization of these losses in future years may be limited under Federal tax laws.

During the year ended November 30, 2010, the Funds utilized capital losses as follows:

Capital Losses
Sentinel Fund	Utilized
Balanced	$ 115,195
Capital Growth	584,317
Conservative Strategies*	2,958,929
Government Securities	1,338,728
Growth Leaders	546,272
Mid Cap*	7,963,055
Mid Cap Value	21,468,537
Small Company	113,798,169
Sustainable Growth Opportunities	1,700,148

*Name change. Formerly known as Sentinel Conservative Allocation Fund.

It is unlikely that a capital gains distribution will be paid to shareholders of the
Funds until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire. The following Funds had capital loss carry forwards expire last fiscal year:

Capital Losses
Sentinel Fund	Expired
International Equity	$10,595,857
Mid Cap	7,225,910
Short Maturity Government	1,372,649

(Continued)

(5) Fund Shares: At May 31, 2011, 2.94 billion shares of one cent par value were authorized as follows:

Authorized
Class A Shares	Shares
Balanced	40,000,000
Capital Growth	40,000,000
Common Stock	75,000,000
Conservative Strategies*	20,000,000
Government Securities	90,000,000
Growth Leaders	20,000,000
International Equity	20,000,000
Mid Cap	45,000,000
Mid Cap Value	40,000,000
Short Maturity Government	200,000,000
Small Company	300,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Growth Opportunities	40,000,000
Total Return Bond	40,000,000
1,010,000,000
Class C Shares
Balanced	10,000,000
Capital Growth	40,000,000
Common Stock	10,000,000
Conservative Strategies*	10,000,000
Government Securities	20,000,000
Growth Leaders	20,000,000
International Equity	10,000,000
Mid Cap	30,000,000
Mid Cap Value	40,000,000
Small Company	50,000,000
Total Return Bond	40,000,000
280,000,000
Class I Shares
Balanced	40,000,000
Capital Growth	40,000,000
Common Stock	40,000,000
Conservative Strategies*	40,000,000
Georgia Municipal Bond	40,000,000
Government Securities	40,000,000
Growth Leaders	40,000,000
International Equity	40,000,000
Mid Cap	40,000,000
Mid Cap Value	40,000,000
Small Company	250,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Growth Opportunities	40,000,000
Total Return Bond	40,000,000
770,000,000
Class S Shares
Short Maturity Government	500,000,000

Total Allocated Shares	2,560,000,000
Unallocated Shares	380,000,000

*Name change. Formerly known as Sentinel Conservative Allocation Fund.

Notes to Financial Statements

(Continued)

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.
			Shares Issued in		Net Increase
		Shares issued in share	Reinvestment of Dividends		(Decrease) in
Sentinel Fund	Shares sold	conversions	and Distributions	Shares Reacquired	Shares Outstanding
Fiscal Six Months Ended May 31, 2011
(Unaudited)
Balanced – A	717,056	124,613 +	263,421	1,058,524	46,566
Balanced – C	66,241	–	11,949	62,929	15,261
Balanced – D	976	–	2,110	28,292	(25,206)
Balanced – D+	–	–	–	125,113	(125,113)
Balanced – I	11,339	–	4,515	25,133	(9,279)
Capital Growth – A	240,671	–	15,004	554,157	(298,482)
Capital Growth – C	1,574	–	–	15,521	(13,947)
Capital Growth – I	7,197	–	642	10,054	(2,215)
Common Stock – A	1,944,761	121,266 ++	93,565	1,986,050	173,542
Common Stock – B	823	–	–	34,295	(33,472)
Common Stock – B++	–	–	–	126,129	(126,129)
Common Stock – C	239,145	–	259	73,460	165,944
Common Stock – I	2,418,157	–	14,127	1,418,479	1,013,805
Conservative Strategies* – A	2,584,811	–	74,476	880,638	1,778,649
Conservative Strategies* – C	1,339,398	–	18,120	166,971	1,190,547
Conservative Strategies* – I^	121,483	–	146	1	121,628
Georgia Municipal Bond – I	100,211	–	290	425,283	(324,782)
Government Securities – A	12,065,241	–	2,295,497	16,788,830	(2,428,092)
Government Securities – C	1,309,738	–	250,768	2,409,060	(848,554)
Government Securities – I	1,079,001	–	237,244	4,078,434	(2,762,189)
Growth Leaders – A	284,595	–	2,579	433,742	(146,568)
Growth Leaders – C	10,253	–	–	80,993	(70,740)
Growth Leaders – I	273	–	68	3,089	(2,748)
International Equity – A	399,864	–	158,727	869,631	(311,040)
International Equity – C	19,892	–	1,219	28,050	(6,939)
International Equity – I	32,852	–	10,049	58,393	(15,492)
Mid Cap – A	427,430	–	–	566,001	(138,571)
Mid Cap – C	57,853	–	–	20,737	37,116
Mid Cap – I	43,655	–	–	34,679	8,976
Mid Cap Value – A	960,005	–	77,706	998,941	38,770
Mid Cap Value – C	65,051	–	9,165	177,185	(102,969)
Mid Cap Value – I	350,660	–	81,718	785,012	(352,634)
Short Maturity Government - A	22,811,106	–	951,975	43,880,616	(20,117,535)
Short Maturity Government - S	50,113,278	–	1,790,627	103,118,849	(51,214,944)
Small Company – A	12,189,317	1,065,390 ^^	–	18,410,581	(5,155,874)
Small Company – B	10	–	–	512,647	(512,637)
Small Company – B^^	–	–	–	1,358,831	(1,358,831)
Small Company – C	326,616	–	–	2,151,932	(1,825,316)
Small Company – I	33,309,318	–	–	17,415,317	15,894,001
Sustainable Core
Opportunities – A	287,591	–	45,982	939,920	(606,347)
Sustainable Core
Opportunities – I	49,674	–	5,130	232,853	(178,049)
Sustainable Growth
Opportunities – A	185,454	–	–	678,658	(493,204)
Sustainable Growth
Opportunities – I	3,628	–	–	13,146	(9,518)
Total Return Bond – A^	1,754,527	–	11,492	9,691	1,756,328
Total Return Bond – C^	1,062,608	–	12,032	–	1,074,640
Total Return Bond – I^	900,000	–	10,269	–	910,269
+ All outstanding shares of the Sentinel Balanced Fund Class D were converted into Sentinel Balanced Fund Class A shares following the close of business on March 11, 2011.
++ All outstanding shares of the Sentinel Common Stock Fund Class B were converted into Sentinel Common Stock Fund Class A shares following the close of business on March 11,
2011.
*Name change. Formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010.
^Commenced operations December 17, 2010.
^^All outstanding shares of the Sentinel Small Company Fund Class B were converted into Sentinel Small Company Fund Class A shares following the close of business on March 11,
2011.

Notes to Financial Statements

(Continued)

			Shares Issued in		Net Increase
		Shares issued in share	Reinvestment of Dividends		(Decrease) in
Sentinel Fund	Shares sold	conversions	and Distributions	Shares Reacquired	Shares Outstanding
Fiscal Year Ended November 30, 2010
Balanced – A	1,372,698	166,949 +	183,197	2,252,304	(529,460)
Balanced – B	1,660	–	546	136,725	(134,519)
Balanced – B+	–	–	–	166,105	(166,105)
Balanced – C	195,040	–	4,122	142,013	57,149
Balanced – D	1,471	–	504	131,563	(129,588)
Balanced – I	20,328	–	2,681	20,769	2,240
Capital Growth – A	554,771	–	12,711	1,106,197	(538,715)
Capital Growth – C	24,629	–	–	21,583	3,046
Capital Growth – I	14,238	–	361	26,845	(12,246)
Common Stock – A	2,266,894	–	189,761	3,970,293	(1,513,638)
Common Stock – B	3,855	–	–	166,936	(163,081)
Common Stock – C	359,630	–	484	165,799	194,315
Common Stock – I	2,188,311	–	34,973	2,439,795	(216,511)
Conservative Strategies* – A	2,717,202	240,948 ++	127,147	2,146,447	938,850
Conservative Strategies* – B	13,547	–	3,168	341,090	(324,375)
Conservative Strategies* – B++	–	–	–	241,808	(241,808)
Conservative Strategies* – C	1,550,910	–	23,102	325,205	1,248,807
Georgia Municipal Bond – A	–	–	273	–	273
Georgia Municipal Bond – A**	–	–	–	12,494	(12,494)
Georgia Municipal Bond – I	128,673	12,194 *	1,183	367,490	(225,440)
Government Securities – A	24,488,243	–	2,379,685	24,835,025	2,032,903
Government Securities – C	4,414,740	–	174,838	2,549,690	2,039,888
Government Securities – I	4,501,221	–	190,003	5,978,911	(1,287,687)
Growth Leaders – A	837,138	–	1,669	994,521	(155,714)
Growth Leaders – C	44,723	–	–	78,629	(33,906)
Growth Leaders – I	19,572	–	4	16,160	3,416
International Equity – A	1,043,579	145,554 ^	95,472	1,639,133	(354,528)
International Equity – B	200	–	–	35,735	(35,535)
International Equity – B^	–	–	–	149,810	(149,810)
International Equity – C	56,670	–	–	62,830	(6,160)
International Equity – I	92,275	–	6,389	92,867	5,797
Mid Cap*** – A	538,528	179,492 ^^	–	945,297	(227,277)
Mid Cap*** – B	2,096	–	–	34,577	(32,481)
Mid Cap*** – B^^	–	–	–	207,965	(207,965)
Mid Cap*** – C	35,415	–	–	44,389	(8,974)
Mid Cap*** – I	48,253	–	–	61,587	(13,334)
Mid Cap Value – A	1,406,063	–	–	2,579,704	(1,173,641)
Mid Cap Value – C	105,789	–	–	378,387	(272,598)
Mid Cap Value – I	956,932	–	–	2,711,871	(1,754,939)
Short Maturity Government - A	102,630,913	–	2,225,909	73,165,083	31,691,739
Short Maturity Government - S	263,571,893	–	3,635,098	114,021,217	153,185,774
Small Company – A	29,588,340	–	–	51,384,909	(21,796,569)
Small Company – B	14,873	–	–	4,392,308	(4,377,435)
Small Company – C	2,008,305	–	–	5,019,272	(3,010,967)
Small Company – I	57,975,544	–	–	36,779,828	21,195,716
Sustainable Core
Opportunities – A	522,063	–	49,983	2,057,825	(1,485,779)
Sustainable Core
Opportunities – I	198,341	–	7,394	352,480	(146,745)
Sustainable Growth
Opportunities – A	335,803	–	–	1,264,100	(928,297)
Sustainable Growth
Opportunities – I	71,249	–	–	43,461	27,788
+All outstanding shares of the Sentinel Balanced Fund Class B were converted into Sentinel Balanced Fund Class A shares following the close of business on September 10, 2010.
++All outstanding shares of the Sentinel Conservative Allocation Fund Class B were converted into Sentinel Conservative Allocation Fund Class A shares following the close of business on September 10, 2010.
*Name change. Formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010.
**All outstanding shares of the Sentinel Georgia Municipal Bond Fund Class A were converted into Sentinel Georgia Municipal Bond Fund Class I shares following the close of business on January 15, 2010.
***Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
^All outstanding shares of the Sentinel International Equity Fund Class B were converted into Sentinel International Equity Fund Class A shares following the close of business on March
19, 2010.
^^All outstanding shares of the Sentinel Mid Cap Fund Class B were converted into Sentinel Mid Cap Fund Class A shares following the close of business on March 19, 2010.

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

Notes to Financial Statements (Continued)

SEC approved “Fair Fund” regulatory settlements have been included in net proceeds from sales of shares in the statement of changes in net assets.
Settlements for the fiscal six months ended May 31, 2011 were as follows:

Sentinel Fund	Class A	Class C	Class I	Total
International Equity	$ 721	$ 18	$ 39	$ 778

Settlements for the fiscal year ended November 30, 2010 were as follows:
Sentinel Fund	Class A	Class B	Class C	Class I	Total
Government Securities	$ 14,702	$ -	$ 1,790	$ 2,314	$ 18,806
International Equity	1,469,654	24,637^	35,566	78,219	1,608,076
Small Company	60,979	1,500	9,163	34,814	106,456
Sustainable Growth Opportunities	8,913	-	-	96	9,009

^All outstanding shares of the Sentinel International Equity Fund Class B were converted into Sentinel International Equity Fund Class A shares following the close of business on
March 19, 2010.

(6) Post Retirement Benefits:
Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. The projected obligations for such benefits have been accrued and the total estimated liabilities as of May 31, 2011 are as follows:

Sentinel Fund
Balanced – A	$ 17,768
Common Stock – A	51,011
Government Securities – A	15,442
Mid Cap – A	14,697

(7) Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8) Subsequent Events:
On June 9, 2011, the Fund’s Board approved an interim sub-advisory agreement with Crow Point Partners, LLC (“Crow Point”) to replace Steinberg Asset Management, LLC as the investment sub-advisor with respect to the Sentinel Mid Cap Value Fund. The new interim sub-advisory agreement is effective August 17, 2011, for a period lasting up to 150 days.
Crow Point’s appointment as a permanent sub-advisor to the Fund is subject to shareholder approval. Shareholders will vote at a special shareholder meeting tentatively scheduled for late August. Further updates and proxy materials are available online at www.sentinelinvestments.com/2011proxy.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example
As a shareholder of one or more of the Sentinel Funds, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments;
redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/10 through 05/31/11.

Actual Expenses
The first line of each share class entry in the table beginning on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid from
12/01/10 through 05/31/11” to estimate the expenses you paid on your account during this period.

Certain Account Fees and Minimum Account Size
Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expenses for the period would be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee is deducted automatically from each such shareholder account on a quarterly pro-rated basis.

Miscellaneous Recurring Fees
Retirement Custodial Accounts
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00
Copy of check-writing check written prior to March 2008	$10.00

Recurring Fees for Services for Employee Benefit Plans
The Sentinel Destinations platform offers participant record keeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans.
Plans using the Sentinel Destinations platform will be subject to additional fees for the services provided. Contact your financial advisor or Sentinel Administrative Services,
Inc. for more information regarding Sentinel Destinations.

Hypothetical Example for Comparison Purposes
The second line of each share class entry in the table beginning on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of
5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds.
As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses (Unaudited)

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table. More detailed expense data is contained in the financial statements and related notes.

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/10
Sentinel Fund	Fund Class	Description	Percentage	12/01/10	05/31/11	Ratio	through 05/31/11*
Balanced
	A Shares	Actual	11.26	$1,000.00	$1,112.63	1.12	$5.90
		Hypothetical+	1.94	1,000.00	1,019.35	1.12	5.64
	C Shares	Actual	10.80	1,000.00	1,108.00	1.97	10.35
		Hypothetical+	1.51	1,000.00	1,015.11	1.97	9.90
	I Shares	Actual	11.27	1,000.00	1,112.69	1.05	5.53
		Hypothetical+	1.97	1,000.00	1,019.70	1.05	5.29
Capital Growth
	A Shares	Actual	13.62	1,000.00	1,136.18	1.30	6.92
		Hypothetical+	1.85	1,000.00	1,018.45	1.30	6.54
	C Shares	Actual	12.79	1,000.00	1,127.91	2.82	14.96
		Hypothetical+	1.09	1,000.00	1,010.87	2.82	14.14
	I Shares	Actual	13.64	1,000.00	1,136.36	1.25	6.66
		Hypothetical+	1.87	1,000.00	1,018.70	1.25	6.29
Common Stock
	A Shares	Actual	14.78	1,000.00	1,147.83	1.13	6.05
		Hypothetical+	1.93	1,000.00	1,019.30	1.13	5.69
	C Shares	Actual	14.28	1,000.00	1,142.83	1.99	10.63
		Hypothetical+	1.50	1,000.00	1,015.01	1.99	10.00
	I Shares	Actual	15.00	1,000.00	1,149.99	0.76	4.07
		Hypothetical+	2.11	1,000.00	1,021.14	0.76	3.83
Conservative Strategies**
	A Shares	Actual	7.48	1,000.00	1,074.78	1.14	5.90
		Hypothetical+	1.93	1,000.00	1,019.25	1.14	5.74
	C Shares	Actual	7.12	1,000.00	1,071.22	1.87	9.66
		Hypothetical+	1.56	1,000.00	1,015.61	1.87	9.40
	I Shares***	Actual	5.90	1,000.00	1,058.99	1.07	4.98
		Hypothetical+	1.96	1,000.00	1,019.60	1.07	5.39
Georgia Municipal Bond
	I Shares	Actual	2.05	1,000.00	1,020.51	0.66	3.32
		Hypothetical+	2.16	1,000.00	1,021.64	0.66	3.33
Government Securities
	A Shares	Actual	0.61	1,000.00	1,006.14	0.81	4.05
		Hypothetical+	2.09	1,000.00	1,020.89	0.81	4.08
	C Shares	Actual	0.24	1,000.00	1,002.35	1.60	7.99
		Hypothetical+	1.70	1,000.00	1,016.95	1.60	8.05
	I Shares	Actual	0.72	1,000.00	1,007.18	0.59	2.95
		Hypothetical+	2.20	1,000.00	1,021.99	0.59	2.97
Growth Leaders
	A Shares	Actual	11.35	1,000.00	1,113.46	1.60	8.43
		Hypothetical+	1.70	1,000.00	1,016.95	1.60	8.05
	C Shares	Actual	10.38	1,000.00	1,103.84	3.24	16.99
		Hypothetical+	0.88	1,000.00	1,008.78	3.24	16.23
	I Shares	Actual	11.33	1,000.00	1,113.26	1.41	7.43
		Hypothetical+	1.79	1,000.00	1,017.90	1.41	7.09
International Equity
	A Shares	Actual	11.50	1,000.00	1,115.01	1.44	7.59
		Hypothetical+	1.77	1,000.00	1,017.75	1.44	7.24
	C Shares	Actual	10.67	1,000.00	1,106.69	2.98	15.65
		Hypothetical+	1.01	1,000.00	1,010.07	2.98	14.93
	I Shares	Actual	11.70	1,000.00	1,117.02	1.09	5.75
		Hypothetical+	1.95	1,000.00	1,019.50	1.09	5.49

Expenses (Continued)

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/10
Sentinel Fund	Fund Class	Description	Percentage	12/01/10	05/31/11	Ratio	through 05/31/11*
Mid Cap
	A Shares	Actual	18.87	$1,000.00	$1,188.74	1.43	$7.80
		Hypothetical+	1.78	1,000.00	1,017.80	1.43	7.19
	C Shares	Actual	17.84	1,000.00	1,178.44	3.22	17.49
		Hypothetical+	0.89	1,000.00	1,008.88	3.22	16.13
	I Shares	Actual	19.07	1,000.00	1,190.71	1.08	5.90
		Hypothetical+	1.96	1,000.00	1,019.55	1.08	5.44
Mid Cap Value
	A Shares	Actual	20.06	1,000.00	1,200.60	1.45	7.96
		Hypothetical+	1.77	1,000.00	1,017.70	1.45	7.29
	C Shares	Actual	19.63	1,000.00	1,196.27	2.18	11.94
		Hypothetical+	1.41	1,000.00	1,014.06	2.18	10.95
	I Shares	Actual	20.40	1,000.00	1,204.02	0.94	5.17
		Hypothetical+	2.02	1,000.00	1,020.24	0.94	4.73
Short Maturity Government
	A Shares	Actual	0.96	1,000.00	1,009.60	0.85	4.26
		Hypothetical+	2.07	1,000.00	1,020.69	0.85	4.28
	S Shares	Actual	0.85	1,000.00	1,008.50	1.25	6.26
		Hypothetical+	1.87	1,000.00	1,018.70	1.25	6.29
Small Company
	A Shares	Actual	20.74	1,000.00	1,207.42	1.11	6.11
		Hypothetical+	1.94	1,000.00	1,019.40	1.11	5.59
	C Shares	Actual	20.24	1,000.00	1,202.44	1.87	10.27
		Hypothetical+	1.56	1,000.00	1,015.61	1.87	9.40
	I Shares	Actual	20.95	1,000.00	1,209.46	0.69	3.80
		Hypothetical+	2.15	1,000.00	1,021.49	0.69	3.48
Sustainable Core Opportunities
	A Shares	Actual	14.20	1,000.00	1,142.05	1.33	7.10
		Hypothetical+	1.83	1,000.00	1,018.30	1.33	6.69
	I Shares	Actual	14.48	1,000.00	1,144.78	1.00	5.35
		Hypothetical+	2.00	1,000.00	1,019.95	1.00	5.04
Sustainable Growth Opportunities
	A Shares	Actual	15.36	1,000.00	1,153.57	1.39	7.46
		Hypothetical+	1.80	1,000.00	1,018.00	1.39	6.99
	I Shares	Actual	15.38	1,000.00	1,153.85	1.39	7.46
		Hypothetical+	1.80	1,000.00	1,018.00	1.39	6.99
Total Return Bond
	A Shares***	Actual	3.56	1,000.00	1,035.62	0.87	4.00
		Hypothetical+	2.06	1,000.00	1,020.59	0.87	4.38
	C Shares***	Actual	3.47	1,000.00	1,034.71	0.92	4.23
		Hypothetical+	2.03	1,000.00	1,020.34	0.92	4.63
	I Shares***	Actual	3.61	1,000.00	1,036.13	0.77	3.54
		Hypothetical+	2.11	1,000.00	1,021.09	0.77	3.88

	*	Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
	**	Name change. Formerly known as Sentinel Conservative Strategies Fund prior to December 15, 2010.
	***	Commenced operations December 17, 2010.
+	Hypothetical assumes a 5.00% annual return less expenses for the period.

Directors

There are nine Directors of Sentinel Group Funds, Inc. Their names and other information about the seven independent Directors currently responsible for the oversight of the fifteen Funds currently comprising Sentinel Group Funds, Inc. are set forth below. Information concerning the two affiliated Directors is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Directors and is available, without charge, upon request by calling (800) 282-3863.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
Deborah G. Miller (61)	Director, since 1995;	Enterprise Catalyst Group (a management consulting firm ) - Chief	Libby Glass – Director, since
National Life Drive	Governance, Contracts &	Executive Officer, since 2003; Ascendent Systems (a voice and	2003; Wittenberg University –
Montpelier, VT 05604	Nominating Committee Chair,	messaging systems company) - Chief Executive Officer, from 2005	Director, since 1998
	since March 2009	to 2007
John Raisian, Ph.D. (61)	Director, since 1996	Hoover Institution at Stanford University – Director and Senior	None
Hoover Institution		Fellow, since 1986
Stanford University
Serra and Galvez Streets
Stanford, CA 94305-6010
Nancy L. Rose (52)	Director, since 2003	Massachusetts Institute of Technology – Professor of Economics,	CRA International, Inc. (a
National Life Drive		since 1985; National Bureau of Economic Research – Director of	consulting firm) – Director,
Montpelier, VT 05604		Industrial Organization Research Program, since 1990; Whitehead	since 2004
Institute for Biomedical Research – Director, since 2009
Richard H. Showalter (63)	Director, since 2003; Lead	Dartmouth-Hitchcock – Senior Vice President and Treasurer, from	None
National Life Drive	Independent Director, since 2005	2007 to 2010; Dartmouth-Hitchcock Medical Center – Treasurer,
Montpelier, VT 05604		from 1995 to 2010; Dartmouth-Hitchcock Alliance – Senior Vice
President and Chief Financial Officer, from 1985 to 2008; Mary
Hitchcock Memorial Hospital -Senior Vice President and Chief
Financial Officer from 1985 to 2007; Dartmouth-Hitchcock Clinic -
Senior Vice President and Chief Financial Officer from 1999 to
2007
Susan M. Sterne (65)	Director, since 1990; Audit,	Economic Analysis Associates, Inc. – President, since 1979	None
5 Glen Court	Compliance & Pricing Committee
Greenwich, CT 06830	Chair, since 2007
Angela E. Vallot (54)	Director, since 1996;	VallotKarp Consulting – President, since 2004; Colgate-Palmolive	None
370 Riverside Drive	Governance, Contracts &	Company (a consumer products company) – Vice President, from
Apt. 15E	Nominating Committee Chair,	2001 to 2003; Texaco, Inc. (an integrated energy company) –
New York, NY 10025	from 2004 to March 2009	Director of Diversity, from 1997 to 2001
Patanjali Varadarajan (48)	Director, since 2008	Newsweek – International Editor, since 2010; The Daily Beast –	None
National Life Drive		National Affairs Correspondent, since 2009; Forbes – Editor, from
Montpelier, VT 05604		2008 to 2009; New York University – Professor, since 2007;
Hoover Institution – Research Fellow, since 2007; The Wall Street
Journal – Editor, from 2000 to 2007

Officers

The names of and other information relating to the two Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Thomas H. MacLeay (61)	Chair and Director, since	National Life Holding Company (a mutual insurance company) and National	None
National Life Drive	2003; Chief Executive	Life - Chairman of the Board, since 2002; President and Chief Executive
Montpelier, VT 05604	Officer, from 2003 to 2005	Officer, from 2002 to 2008; NLV Financial Corporation - Chairman, since
2002; President and Chief Executive Officer, from 2002 to 2008; Sentinel
Variable Products Trust - Chairman, from 2004 to 2008; Chief Executive
Officer, from 2004 to 2005
Christian W. Thwaites (53)	President, Chief Executive	Advisor – President & Chief Executive Officer, since 2005; National Life –	None
National Life Drive	Officer and Director, since	Executive Vice President, since 2005; Sentinel Variable Products Trust –
Montpelier, VT 05604	2005	President and Chief Executive Officer, since 2005; Sentinel Financial
Services Company (“SFSC”) – Chief Executive Officer, since 2005;
President, from 2005 to 2006; Sentinel Administrative Services, Inc. (“SASI”)
– President & Chief Executive Officer, since 2005; Sentinel Advisors
Company (“SAC”) and Sentinel Administrative Services Company (“SASC”) –
President & Chief Executive Officer, from 2005 to 2006; Skandia Global
Funds - Chief Executive Officer, from 1996 to 2004
John Birch (60)	Chief Financial Officer,	Advisor – Chief Operating Officer, since 2005; SASI – Chief Operating	N/A
National Life Drive	since 2008	Officer, since 2006; SASC – Chief Operating Officer, from 2005 to 2006;
Montpelier, VT 05604		State Street Bank, Luxembourg – Head of Transfer Agency, from 2004 to
2005
Thomas P. Malone (55)	Vice President and	SASI– Vice President, since 2006; Sentinel Variable Products Trust – Vice	N/A
National Life Drive	Treasurer, since 1997	President and Treasurer, since 2000; SASC – Vice President, from 1998 to
Montpelier, VT 05604		2006
John K. Landy (51)	Vice President, since 2002	SASI – Senior Vice President, since 2006; Sentinel Variable Products Trust –	N/A
National Life Drive		Vice President, since 2004; SASC – Senior Vice President, from 2004 to
Montpelier, VT 05604		2006; Vice President, from 1997 to 2004
Scott G. Wheeler (46)	Assistant Vice President	SASI – Vice President, since 2007; Assistant Vice President, from 2006 to	N/A
National Life Drive	and Assistant Treasurer,	2007; Sentinel Variable Products Trust – Assistant Vice President and
Montpelier, VT 05604	since 1998	Assistant Treasurer, since 2004; SASC – Assistant Vice President, from
1998 to 2006
Lisa F. Muller (44)	Secretary,	National Life – Counsel, since 2008; Sentinel Variable Products Trust –	N/A
National Life Drive	since 2008	Secretary, since 2008; State of Vermont, Department of Banking and
Montpelier, VT 05604		Insurance – Assistant General Counsel, from 2006 to 2008; Davis, Polk and
Wardwell – Associate, from 2005 to 2006 and from 1999 to 2002; U.S.
District Court N.D. Illinois – Law Clerk, from 2002 to 2004
Lindsay E. Staples (29)	Assistant Secretary,	National Life – Senior Securities Paralegal, since 2010; Sentinel Variable	N/A
National Life Drive	since 2010 and from	Products Trust – Assistant Secretary, since 2010 and from 2007 to 2009;
Montpelier, VT 05604	2007 to 2009	National Life – Senior Compliance Associate, from 2009 to 2010; National
Life – Securities Paralegal, from 2007 to 2009; Holman Immigration –
Paralegal, 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr – Paralegal,
2004 to 2006
D. Russell Morgan (55)	Chief Compliance Officer,	Advisor; National Variable Annuity Account II; National Variable Life	N/A
National Life Drive	since 2004; Secretary, from	Insurance Account – Chief Compliance Officer, since 2004; Sentinel Variable
Montpelier, VT 05604	1988 to 2005	Products Trust – Chief Compliance Officer, since 2004; Secretary, from 2000 to 2005; National Life – Assistant General Counsel, from 2001 to 2005;
Equity Services, Inc. – Counsel, from 1986 to 2005; Advisor, SFSC, SASC
– Counsel, from 1993 to 2005

*	Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

Investment Adviser

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian and Dividend Paying Agent

State Street Bank & Trust Company - Kansas City

Transfer Agent, Shareholder Servicing Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge on-line at www.sentinelinvestments.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Privacy Notice To Our Customers

This notice is for your information and no response is required. Sentinel Companies Privacy Policy:

Maintaining the privacy of the information you share with us in the process of doing business with the Sentinel Companies* is extremely important to us. When you purchase a product or service from one of the Sentinel Companies, you enter into a relationship that is built upon—and largely dependent upon—mutual trust. We want to assure you that we strive to conduct business in ways that are always worthy of that trust. Maintenance of our privacy practices and policies is a critical component of that resolve and we want you to know that we are committed to maintaining the highest level of confidentiality with all the information we receive from you.

How and Why We Obtain Personal Information:
In the conduct of our business with you, we often need to collect what is known as “nonpublic personal information.” This is information about you that we obtain in connection with providing a financial product or service to you. The Sentinel Companies may collect nonpublic personal information about you from:

   Applications or other forms, with information such as name, address, Social Security number, assets and income, employment status, birth date;
   Your transactions with us, our affiliates, or with others, such as account activity, payment history and products and services purchased;
   Visits to our website, including information from on-line forms and on-line information collecting devices commonly called “cookies”.

We or our representatives may also ask you for additional financial information in order to determine which products and services best meet your financial goals.

How We Protect Information:
We maintain strong safeguards to protect the information you have shared with us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. All employees are required to comply with our established confidentiality procedures and policies.

We consider any nonpublic personal information that is provided to any representative of the Sentinel Companies in the course of a business transaction as being completely confidential.

We may also disclose all of the information described above to our affiliates in order to conduct business, such as providing services, account maintenance or information about other products and services offered by our affiliates. Our affiliates may include insurance companies, broker-dealers, investment advisors, investment companies, registered representatives, trust companies, insurance agents and brokers.

In addition, we may disclose all of the information above to third parties with which we contract for services, as permitted by law.
We will contractually require these third parties to protect your information. Examples of these organizations include the following:

   Third parties that administer and support our products and services (such as third party administrators, printing companies, system vendors, consultants);
   Financial service entities (such as broker-dealers, insurance agents and brokers, banks, investment companies, registered representatives, investment advisors or companies that perform marketing services on  behalf or our affiliates behalf).

We may disclose all of the information above under certain circumstances to government agencies and law enforcement officials
(for examples, to help us prevent fraud or as may be required by law).

Our Commitment to Confidentiality:
We will not sell nonpublic personal information about you, our customers - or our former customers-nor will we disclose it to anyone, unless we have previously informed you in disclosures or agreements, have been authorized by you, or are permitted to do so by law.
We restrict access to nonpublic personal information to those employees and associates who need that information in order to provide products or services to you.

If you decide to close your accounts or become an inactive customer, we will continue to adhere to the privacy policies and practices described in this notice.

The Sentinel Companies have a long history of dealing with confidential information in ways that are designed to assure your privacy.
We are committed to consistently maintaining the highest standards for protecting the information you share with us, and ensuring the privacy of all our customers.

*	This Privacy Notice applies to all of the accounts held or serviced by the following companies:
The Sentinel Funds
Sentinel Financial Services Company

Sentinel Investments is the unifying brand name for Sentinel Financial Services Co., Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.
Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604 | 800.233.4332 | sentinelinvestments.com	83

One National Life Drive, Montpelier, VT 05604

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.282.3863, www.sentinelinvestments.com.

SF0105(0711)

43604

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form
N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange
Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect,the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal
Financial Officer pursuant to Rule 30a-2 under the Investment Company
Act of 1940 are attached here to as an exhibit.

(a)(3)Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002 are furnished here with as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Actof 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

Sentinel Group Funds, Inc.

By: /s/ Christian W. Thwaites
---------------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: August 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christian W. Thwaites
---------------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: August 5, 2011

By: /s/ John Birch
--------------------------
John Birch,
Chief Financial Officer

Date: August 5, 2011